UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197
(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: January 31, 2019

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2019

AEW Real Estate Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

AEW REAL ESTATE FUND

Managers	Symbols

Matthew A. Troxell, CFA®	Class A NRFAX

J. Hall Jones, Jr., CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

Equity markets were volatile over the one-year period, led by a selloff in technology stocks and driven by investor concerns regarding slowing global growth (particularly in China), increasing trade tensions, and a US government shutdown. The MSCI U.S. REIT Index, however, strongly outperformed the S&P 500® as privatizations, mergers and acquisitions, and share repurchases helped REIT valuations recover from their February 2018 low. Employment growth remained strong throughout the period, and unemployment did not rise above 4%. With new hires difficult to find, wage pressures continued to build, with average hourly earnings growth accelerating to the fastest pace of the recovery. The Federal Reserve increased short-term interest rates four times over the period but surprised the market in December 2018 by signaling it may slow the pace of future increases. Meanwhile, the 10-Year US Treasury yield climbed more than 50 basis points (0.5%) before declining to end the period at 2.63%, eight basis points lower than where it began.

Performance Results

For the 12 months ended January 31, 2019, Class Y shares of the AEW Real Estate Fund returned 10.19% at net asset value. The Fund underperformed its benchmark, the MSCI U.S. REIT Index, which returned 11.32%.

Explanation of Fund Performance

Positive stock selection results were offset by negative sector allocation results (sector allocation is driven by the investment team’s bottom-up stock selection process). From a property sector perspective, data center, diversified, and shopping center contributed the most to relative performance, while triple net lease, hotel, and health care detracted from returns.

The Fund’s largest detractors included office company Empire State Realty Trust, Inc. and regional mall company Pennsylvania Real Estate Investment Trust. Office leasing results for Empire State were strong, but observatory traffic was down 5% and net operating income was flat year-over-year. We expect the company to outperform other New York City-centric office REITs given that their in-place rents are below market and new rents are at a price point that does not compete with most of the new supply in the market. Meanwhile, Pennsylvania REIT reported lower-than-expected results following the delay

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of a major redevelopment project and reduced guidance for 2018, and we began opportunistically selling down the Fund’s overweight position in this company.

The largest individual contributors included health care companies HCP, Inc. and Welltower, Inc. The health care sector was the strongest performer following a decline in long-term interest rates and indications from the Federal Reserve that it would be flexible in further increases in short-term interest rates, which drove investor demand for higher yielding securities. Additionally, HCP, Inc. announced a significant asset sale and used the proceeds to reduce its debt, while Welltower, Inc. reported better-than-expected results due to increased acquisition activity and also raised guidance for 2018.

Outlook

Looking ahead, the Federal Reserve’s path is less certain than a year ago, and markets are now pricing in fewer Fed Funds rate increases in 2019 than previously anticipated. While the economy seems to be on sound footing and the probability of a near-term recession appears low, the outlook would improve significantly if the policy risks roiling the market both domestically and abroad moved toward clear resolutions. Meanwhile, US property market fundamentals remain healthy as supply and demand are in balance in most sectors. Overall, we expect REIT cash flow per-share to grow by roughly 4-6% in 2019.

Hypothetical Growth of $100,000 Investment in Class Y Shares3

January 31, 2009 through January 31, 2019

See notes to chart on page 4.

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AEW REAL ESTATE FUND

Top Ten Holdings as of January 31, 2019

Security name		% of net assets
1	Simon Property Group, Inc.	8.48%
2	AvalonBay Communities, Inc.	5.75
3	Boston Properties, Inc.	5.24
4	Welltower, Inc.	4.50
5	Essex Property Trust, Inc.	4.42
6	HCP, Inc.	4.38
7	Digital Realty Trust, Inc.	4.24
8	Duke Realty Corp.	3.58
9	Host Hotel & Resorts, Inc.	3.02
10	Public Storage	3.01

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced. The holdings listed exclude any temporary cash investments.

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Average Annual Total Returns — January 31, 20193

				Life of	Expense Ratios[4]
	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	10.19%	8.83%	15.38%	—%	1.18%	1.00%

Class A (Inception 12/29/00)
NAV	9.95	8.57	15.09	—	1.43	1.25
With 5.75% Maximum Sales Charge	3.66	7.29	14.40	—

Class C (Inception 12/29/00)
NAV	9.03	7.76	14.23	—	2.18	2.00
With CDSC[1]	8.03	7.76	14.23	—

Class N (Inception 5/01/13)
NAV	10.22	8.97	—	6.45	1.01	0.95

Comparative Performance
MSCI U.S. REIT Index[2]	11.32	9.31	15.67	6.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2018 through January 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class A
Actual	$1,000.00	$1,041.20	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36
Class C
Actual	$1,000.00	$1,037.40	$10.27
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16
Class N
Actual	$1,000.00	$1,042.50	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84
Class Y
Actual	$1,000.00	$1,042.30	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2019

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
Lodging — 1.7%
119,900	Extended Stay America, Inc.	$2,050,290

Real Estate Investment Trusts — 96.3%
	REITs – Apartments — 17.3%
73,000	American Campus Communities, Inc.	3,359,460
117,800	American Homes 4 Rent, Class A	2,604,558
36,000	AvalonBay Communities, Inc.	6,945,120
26,800	Camden Property Trust	2,598,260
19,700	Essex Property Trust, Inc.	5,342,640

		20,850,038

	REITs – Diversified — 10.4%
65,100	American Assets Trust, Inc.	2,795,394
38,200	CyrusOne, Inc.	2,070,440
47,300	Digital Realty Trust, Inc.	5,124,482
3,700	Equinix, Inc.	1,457,800
11,200	Vornado Realty Trust	782,992
14,500	Washington Real Estate Investment Trust	367,575

		12,598,683

	REITs – Health Care — 11.4%
167,700	HCP, Inc.	5,289,258
105,000	Healthcare Trust of America, Inc., Class A	2,984,100
70,200	Welltower, Inc.	5,439,798

		13,713,156

	REITs – Hotels — 4.0%
202,200	Host Hotels & Resorts, Inc.	3,651,732
63,900	RLJ Lodging Trust	1,185,345

		4,837,077

	REITs – Manufactured Homes — 2.1%
24,000	Equity Lifestyle Properties, Inc.	2,541,120

	REITs – Office Property — 10.8%
48,000	Boston Properties, Inc.	6,329,760
26,800	Corporate Office Properties Trust	661,692
70,900	Douglas Emmett, Inc.	2,682,147
107,500	Empire State Realty Trust, Inc., Class A	1,661,950
89,400	Piedmont Office Realty Trust, Inc., Class A	1,730,784

		13,066,333

	REITs – Regional Malls — 10.2%
110,300	Pennsylvania Real Estate Investment Trust	812,911
56,200	Simon Property Group, Inc.	10,235,144
25,800	Taubman Centers, Inc.	1,284,840

		12,332,895

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2019

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 5.7%
49,400	Acadia Realty Trust	$1,419,262
21,000	Federal Realty Investment Trust	2,783,970
216,500	Retail Properties of America, Inc., Class A	2,736,560

		6,939,792

	REITs – Single Tenant — 7.3%
67,188	Easterly Government Properties, Inc.	1,206,697
53,400	National Retail Properties, Inc.	2,814,714
69,800	STORE Capital Corp.	2,255,936
116,900	VICI Properties, Inc.	2,516,857

		8,794,204

	REITs – Storage — 5.7%
103,600	CubeSmart	3,206,420
17,100	Public Storage	3,634,092

		6,840,512

	REITs – Warehouse/Industrials — 11.4%
105,200	Americold Realty Trust	3,084,464
147,900	Duke Realty Corp.	4,324,596
40,700	ProLogis, Inc.	2,814,812
105,200	Rexford Industrial Realty, Inc.	3,534,720

		13,758,592

	Total Real Estate Investment Trusts	116,272,402

Real Estate Management & Development — 1.1%
12,533	Howard Hughes Corp. (The)(a)	1,391,664

	Total Common Stocks (Identified Cost $102,371,292)	119,714,356

Principal Amount
Short-Term Investments — 1.2%
$1,471,554	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2019 at 1.500% to be repurchased at $1,471,616 on 2/01/2019 collateralized by $1,520,000 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $1,502,418 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,471,554)	1,471,554

	Total Investments — 100.3% (Identified Cost $103,842,846)	121,185,910
	Other Assets Less Liabilities — (0.3)%	(409,452)

	Net Assets — 100.0%	$120,776,458

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2019

AEW Real Estate Fund – (continued)

Industry Summary at January 31, 2019

REITs – Apartments	17.3%
REITs – Warehouse/Industrials	11.4
REITs – Health Care	11.4
REITs – Office Property	10.8
REITs – Diversified	10.4
REITs – Regional Malls	10.2
REITs – Single Tenant	7.3
REITs – Shopping Centers	5.7
REITs – Storage	5.7
REITs – Hotels	4.0
REITs – Manufactured Homes	2.1
Other Investments, less than 2% each	2.8
Short-Term Investments	1.2

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2019

ASSETS
Investments at cost	$103,842,846
Net unrealized appreciation	17,343,064

Investments at value	121,185,910
Receivable for Fund shares sold	68,858
Receivable for securities sold	76,181
Dividends and interest receivable	67,771
Prepaid expenses (Note 7)	49

TOTAL ASSETS	121,398,769

LIABILITIES
Payable for securities purchased	91,208
Payable for Fund shares redeemed	259,233
Management fees payable (Note 5)	76,289
Deferred Trustees’ fees (Note 5)	109,104
Administrative fees payable (Note 5)	4,093
Payable to distributor (Note 5d)	3,668
Other accounts payable and accrued expenses	78,716

TOTAL LIABILITIES	622,311

NET ASSETS	$120,776,458

NET ASSETS CONSIST OF:
Paid-in capital	$102,151,304
Accumulated earnings	18,625,154

NET ASSETS	$120,776,458

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$38,826,312

Shares of beneficial interest	2,656,216

Net asset value and redemption price per share	$14.62

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.51

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,946,349

Shares of beneficial interest	132,406

Net asset value and offering price per share	$14.70

Class N shares:
Net assets	$6,830,456

Shares of beneficial interest	504,546

Net asset value, offering and redemption price per share	$13.54

Class Y shares:
Net assets	$73,173,341

Shares of beneficial interest	5,418,970

Net asset value, offering and redemption price per share	$13.50

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2019

INVESTMENT INCOME
Dividends	$3,867,303
Interest	14,123

3,881,426

Expenses
Management fees (Note 5)	1,033,639
Service and distribution fees (Note 5)	126,719
Administrative fees (Note 5)	57,089
Trustees’ fees and expenses (Note 5)	9,169
Transfer agent fees and expenses (Notes 5 and 6)	245,358
Audit and tax services fees	66,762
Custodian fees and expenses	11,106
Legal fees	2,752
Registration fees	59,759
Shareholder reporting expenses	27,886
Miscellaneous expenses (Note 7)	21,492

Total expenses	1,661,731
Less waiver and/or expense reimbursement (Note 5)	(246,020)

Net expenses	1,415,711

Net investment income	2,465,715

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	6,515,747
Capital gain distributions received (Note 2)	759,705
Net change in unrealized appreciation (depreciation) on:
Investments	2,058,032

Net realized and unrealized gain on investments	9,333,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,799,199

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2019	Year Ended January 31, 2018
FROM OPERATIONS:
Net investment income	$2,465,715	$2,699,773
Net realized gain on investments	7,275,452	13,327,936
Net change in unrealized appreciation (depreciation) on investments	2,058,032	(14,046,604)

Net increase in net assets resulting from operations	11,799,199	1,981,105

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,178,207)	(4,333,653	)(a)
Class C	(188,907)	(428,683	)(a)
Class N	(609,544)	(668,384	)(a)
Class Y	(7,039,510)	(10,040,680	)(a)

Total distributions	(11,016,168)	(15,471,400)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(21,486,790)	(42,959,492)

Net decrease in net assets	(20,703,759)	(56,449,787)
NET ASSETS
Beginning of the year	141,480,217	197,930,004

End of the year	$120,776,458	$141,480,217

(a)	See Note 2c of Notes to Financial Statements.

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$14.49		$15.84		$15.93		$18.51		$15.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.24		0.18		0.22		0.20
Net realized and unrealized gain (loss)	1.07		(0.14)		1.33		(1.33)		4.57

Total from Investment Operations	1.32		0.10		1.51		(1.11)		4.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.22)		(0.22)		(0.18)		(0.20)
Net realized capital gains	(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(1.19)		(1.45)		(1.60)		(1.47)		(1.46)

Net asset value, end of the period	$14.62		$14.49		$15.84		$15.93		$18.51

Total return(b)	9.95	%(c)	0.49	%(c)	9.51	%(c)	(6.21	)%(c)	32.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,826		$41,189		$58,312		$56,344		$77,842
Net expenses	1.25	%(d)	1.29	%(d)(e)	1.35	%(d)	1.36	%(d)(f)	1.40	%(g)
Gross expenses	1.45%		1.43%		1.38%		1.38%		1.40%
Net investment income	1.75%		1.49%		1.06%		1.31%		1.23%
Portfolio turnover rate	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(f)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$14.54		$15.87		$15.95		$18.55		$15.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.11		0.06		0.09		0.08
Net realized and unrealized gain (loss)	1.06		(0.12)		1.33		(1.33)		4.58

Total from Investment Operations	1.20		(0.01)		1.39		(1.24)		4.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.09)		(0.09)		(0.07)		(0.08)
Net realized capital gains	(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(1.04)		(1.32)		(1.47)		(1.36)		(1.34)

Net asset value, end of the period	$14.70		$14.54		$15.87		$15.95		$18.55

Total return(b)	9.03	%(c)	(0.21	)%(c)	8.67	%(c)	(6.87	)%(c)	31.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,946		$4,472		$7,307		$7,869		$10,432
Net expenses	2.00	%(d)	2.05	%(d)(e)	2.10	%(d)	2.11	%(d)(f)	2.15	%(g)
Gross expenses	2.20%		2.18%		2.13%		2.13%		2.15%
Net investment income	0.98%		0.71%		0.34%		0.55%		0.48%
Portfolio turnover rate	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(f)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(g)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$13.52		$14.87		$15.05	$17.57		$14.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.27		0.26		0.22	(0.17	)(b)	0.25
Net realized and unrealized gain (loss)	0.98		(0.11)		1.27	(0.81)		4.35

Total from Investment Operations	1.25		0.15		1.49	(0.98)		4.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.27)		(0.29)	(0.25)		(0.25)
Net realized capital gains	(0.96)		(1.23)		(1.38)	(1.29)		(1.26)

Total Distributions	(1.23)		(1.50)		(1.67)	(1.54)		(1.51)

Net asset value, end of the period	$13.54		$13.52		$14.87	$15.05		$17.57

Total return	10.22	%(c)	0.88	%(c)	9.91%	(5.79	)%(c)	33.48	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,830		$6,865		$6,108	$4,513		$1
Net expenses	0.95	%(d)	0.97	%(d)(e)	0.97%	0.94	%(d)(f)	0.99	%(d)(g)
Gross expenses	1.00%		1.01%		0.97%	1.01%		9.79%
Net investment income (loss)	2.07%		1.79%		1.38%	(1.14	)%(b)	1.60%
Portfolio turnover rate	20%		11%		13%	17%		18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(f)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$13.48		$14.84		$15.01		$17.54		$14.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.25		0.21		0.25		0.23
Net realized and unrealized gain (loss)	0.98		(0.12)		1.27		(1.27)		4.33

Total from Investment Operations	1.25		0.13		1.48		(1.02)		4.56

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.26)		(0.27)		(0.22)		(0.24)
Net realized capital gains	(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(1.23)		(1.49)		(1.65)		(1.51)		(1.50)

Net asset value, end of the period	$13.50		$13.48		$14.84		$15.01		$17.54

Total return	10.19	%(b)	0.73	%(b)	9.78	%(b)	(5.95	)%(b)	33.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$73,173		$88,954		$126,203		$140,022		$176,555
Net expenses	1.00	%(c)	1.04	%(c)(d)	1.10	%(c)	1.11	%(c)(e)	1.15	%(f)
Gross expenses	1.20%		1.18%		1.13%		1.13%		1.15%
Net investment income	2.00%		1.71%		1.30%		1.55%		1.49%
Portfolio turnover rate	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(e)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

17  |

Notes to Financial Statements

January 31, 2019

1.  Organization.  AEW Real Estate Fund (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  18

Notes to Financial Statements (continued)

January 31, 2019

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from

19  |

Notes to Financial Statements (continued)

January 31, 2019

quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2019 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  New Disclosure Requirements.  In accordance with new reporting requirements pursuant to Regulation S-X of the Securities and Exchange Commission, presentation of certain amounts on the Statement of Changes in Net Assets for the year ended January 31, 2018 have been conformed to the new disclosure requirements. Where the prior disclosure of Distributions to Shareholders separately stated distributions from net investment income and from net realized capital gains for each share class of the Fund, they are now combined into a single line item for each respective share class. In addition, disclosure of Distributions in Excess of Net Investment Income has been removed from the Statement of Changes in Net Assets.

|  20

Notes to Financial Statements (continued)

January 31, 2019

The following is a summary of the previously disclosed amounts, as reported at January 31, 2018:

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	$(697,329)
Class C	(29,573)
Class N	(120,699)
Class Y	(1,762,836)
Net realized capital gains
Class A	(3,636,324)
Class C	(399,110)
Class N	(547,685)
Class Y	(8,277,844)

Total distributions	$(15,471,400)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(116,464)

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2019 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes

21  |

Notes to Financial Statements (continued)

January 31, 2019

paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2019 and 2018 were as follows:

2019 Distributions Paid From:			2018 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$2,362,427	$8,653,741	$11,016,168	$2,559,422	$12,911,978	$15,471,400

For the year ended January 31, 2018, differences between these amounts and amounts disclosed in Note 2c of the Notes to Financial Statements are primarily attributable to different book and tax treatment for short-term capital gains.

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

|  22

Notes to Financial Statements (continued)

January 31, 2019

As of January 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$165,906
Undistributed long-term capital gains	1,651,583

Total undistributed earnings	1,817,489

Unrealized appreciation	16,916,769

Total accumulated earnings	$18,734,258

As of January 31, 2019, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$104,269,141

Gross tax appreciation	$20,131,731
Gross tax depreciation	(3,214,962)

Net tax appreciation	$16,916,769

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt

23  |

Notes to Financial Statements (continued)

January 31, 2019

issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2019, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  24

Notes to Financial Statements (continued)

January 31, 2019

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$119,714,356	$—	$—	$119,714,356
Short-Term Investments	—	1,471,554	—	1,471,554

Total	$119,714,356	$1,471,554	$—	$121,185,910

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2019, purchases and sales of securities (excluding short-term investments) were $26,066,109 and $54,548,289, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

25  |

Notes to Financial Statements (continued)

January 31, 2019

For the year ended January 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2019, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$1,033,639	$245,398	$788,241	0.80%	0.61%

[1]	Management fee waiver is subject to possible recovery until January 31, 2020.

No expenses were recovered during the year ended January 31, 2019 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in

|  26

Notes to Financial Statements (continued)

January 31, 2019

providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the year ended January 31, 2019, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$98,779	$6,985	$20,955

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2018, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which was reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative fee contract, as noted above.

27  |

Notes to Financial Statements (continued)

January 31, 2019

For the year ended January 31, 2019, the administrative fees were as follows:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$57,089	$411	$56,678

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $208,284.

As of January 31, 2019, the Fund owes Natixis Distribution $3,668 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2019 amounted to $1,454.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees

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Notes to Financial Statements (continued)

January 31, 2019

that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2019, Natixis Advisors reimbursed the Fund $211 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis

29  |

Notes to Financial Statements (continued)

January 31, 2019

to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the year ended January 31, 2019, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$79,201	$5,531	$211	$160,415

7.  Line of Credit.  Effective April 12, 2018, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 12, 2018, the Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able to borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended January 31, 2019, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund had entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2019, $1,166 was rebated under these agreements.

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Notes to Financial Statements (continued)

January 31, 2019

Effective March 9, 2018, the brokerage commission recapture program was terminated.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	13.85%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2019		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	526,863	$7,517,660	526,101	$8,267,520
Issued in connection with the reinvestment of distributions	201,730	2,730,701	253,455	3,820,533
Redeemed	(914,593)	(13,021,531)	(1,619,101)	(25,490,044)

Net change	(186,000)	$(2,773,170)	(839,545)	$(13,401,991)

31  |

Notes to Financial Statements (continued)

January 31, 2019

11.  Capital Shares (continued).

	Year Ended January 31, 2019		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	16,412	$230,189	31,020	$488,318
Issued in connection with the reinvestment of distributions	11,125	149,205	23,764	358,033
Redeemed	(202,751)	(2,915,664)	(207,627)	(3,281,081)

Net change	(175,214)	$(2,536,270)	(152,843)	$(2,434,730)

Class N
Issued from the sale of shares	56,043	$737,042	109,189	$1,596,006
Issued in connection with the reinvestment of distributions	48,507	609,543	47,550	668,384
Redeemed	(107,938)	(1,433,215)	(59,482)	(882,587)

Net change	(3,388)	$(86,630)	97,257	$1,381,803

Class Y
Issued from the sale of shares	969,223	$12,626,402	1,902,647	$28,038,632
Issued in connection with the reinvestment of distributions	509,525	6,385,886	603,181	8,461,659
Redeemed	(2,656,842)	(35,103,008)	(4,414,297)	(65,004,865)

Net change	(1,178,094)	$(16,090,720)	(1,908,469)	$(28,504,574)

Increase (decrease) from capital share transactions	(1,542,696)	$(21,486,790)	(2,803,600)	$(42,959,492)

12.  Subsequent Event.  On March 7, 2019, the Board of Trustees approved a change to the name of the Fund, as well as changes in the Fund’s principal investment strategies, portfolio managers, primary performance benchmark, advisory fee and expense limitations. These changes will be effective at the close of business on May 31, 2019.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the “Fund”) as of January 31, 2019, the related statement of operations for the year ended January 31, 2019, the statement of changes in net assets for each of the two years in the period ended January 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2019 and the financial highlights for each of the five years in the period ended January 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/  PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

33  |

2019 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended January 31, 2019, 3.58% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2019:

$8,653,741 subject to a long-term capital gains tax rate of not greater than 20%, and $265,953 subject to a long-term capital gains tax rate of not greater than 25%.

Qualified Business Income Deduction.  For the fiscal year ended January 31, 2019, 89.11% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.

|  34

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Retired	52 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member and Governance Committee Member	Executive Chairman; formerly, Chief Executive Officer of Bob’s Discount Furniture (retail)	52 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

35  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	52 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	52 Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  36

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	52 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	52 Director, Sterling Bancorp (Bank)	Experience on the Board and on the boards of other business organizations; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

37  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	52 Director, FutureFuel Corp. (Chemicals and Biofuels)	Experience on the Board and on the boards of other business organizations; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	52 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

|  38

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	52 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	52 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	52 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

39  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES continued

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	52 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

|  40

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Kirk D. Johnson (1981)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2018	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Vice President and Counsel, Natixis Investment Managers, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

41  |

Annual Report

January 31, 2019

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, L.P.*

Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX

Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX

Ostrum Asset Management U.S., LLC	2025 Fund Class N NSFEX

2030 Fund Class N NSFFX

AIA U.S. Large Cap Value ESG Segment	2035 Fund Class N NSFGX

AIA U.S. Small Mid Cap ESG Segment	2040 Fund Class N NSFHX

AIA International Developed Markets Equity ESG Segment	2045 Fund Class N NSFJX

AIA Emerging Markets ESG Segment	2050 Fund Class N NSFKX

Active Index Advisors®, a division of Natixis Advisors, L.P.	2055 Fund Class N NSFLX

2060 Fund Class N NSFMX

Portfolio Allocations

Wilshire Associates Incorporated

*	Natixis Advisors, L.P. is responsible for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers.

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions

Volatility returned to the markets in 2018. The combination of US-China trade wars, reduced monetary stimulus, global growth concerns, lower oil prices, and higher long-term bond prices drove stocks into negative territory by the end of the year, in contrast with the positive returns of the last few years. Risk assets, and stocks in particular, have benefited from the low interest rates and easy monetary policy that have been in place since 2008. Now that we are starting to see rate increases, with the Federal Reserve raising rates four times during the period, and easy monetary policies beginning to tighten, investors are becoming concerned about how these changes will affect company balance sheets.

Overall, both US and foreign stocks lost ground in the 12 months ending January 31, 2019. The year started slowly in February and March, but by spring, equities picked up steam, leading to all-time highs. Volatility started to creep back into the market by fall as investors became concerned about the impact of a trade war between the United States and China, sending stocks lower and wiping out gains for the year. December saw the highest volatility, pushing equities into the red and causing global stocks to post their worst quarterly performance in seven years. The poorest performing regions were the United States, Japan and emerging markets, while the best were Europe and the UK. Markets generally rebounded in January 2019, but not enough to end in positive territory.

On the bond front, strong demand for stocks pushed demand for long-term bonds lower, causing yields on 10-year Treasuries to reach 3.0% during the summer. As volatility in the equity markets increased, so did demand for high quality bonds, causing yields to fall. US bonds finished the year with a modest gain, while global bond returns were slightly negative.

Performance Results

While the Natixis Sustainable Future Funds sustained losses for the 12-month period, they lost less than their benchmarks. This table shows performance for each Fund for the year ended January 31, 2019 compared to its benchmark in the S&P Target Date® Index Series.

Fund Name	Fund Performance as of 1/31/2019	Benchmark	Benchmark Performance as of 1/31/2019
Natixis Sustainable Future 2015 Fund	-1.28%	S&P Target Date 2015® Index[1]	-1.36%
Natixis Sustainable Future 2020 Fund	-1.66	S&P Target Date 2020® Index[1]	-1.81
Natixis Sustainable Future 2025 Fund	-2.46	S&P Target Date 2025® Index[1]	-2.59
Natixis Sustainable Future 2030 Fund	-2.91	S&P Target Date 2030® Index[1]	-3.39
Natixis Sustainable Future 2035 Fund	-3.68	S&P Target Date 2035® Index[1]	-4.18

1  |

Fund Name	Fund Performance as of 1/31/2019	Benchmark	Benchmark Performance as of 1/31/2019
Natixis Sustainable Future 2040 Fund	-4.19%	S&P Target Date 2040® Index[1]	-4.65%
Natixis Sustainable Future 2045 Fund	-4.53	S&P Target Date 2045® Index[1]	-4.98
Natixis Sustainable Future 2050 Fund	-4.82	S&P Target Date 2050® Index[1]	-5.17
Natixis Sustainable Future 2055 Fund	-4.80	S&P Target Date 2055® Index[1]	-5.24
Natixis Sustainable Future 2060 Fund	-4.56	S&P Target Date 2060® Index[1]	-5.25

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Explanation of Fund Performance

The Funds are diversified across ten US and international allocations. Eight of the allocations follow a sustainable investing approach, selecting investments based on ESG criteria. ESG stands for environmental, social and governance, also known as sustainable or socially responsible investing. The two other allocations invest primarily in US government and agency securities.

The Funds added three new segments, and the Mirova International Sustainable Equity Fund, enhancing diversification through dedicated access to specific asset classes.

•

Mirova Global Sustainable Equity Segment invests in US and international companies that relate to sustainable development themes and which Mirova believes adhere to ESG practices, have strong fundamentals, and offer attractive valuations.

•

Mirova International Sustainable Equity Fund invests in non-US companies that relate to sustainable development themes and adhere to ESG practices, have strong fundamentals, and offer attractive valuations. (The Fund was launched in December, 2018, and was added as an underlying fund on January 14, 2019)

•	Mirova Carbon Neutral U.S. Equity Segment provides broad exposure to the S&P 500® Index, but factors carbon neutrality into its security selection.

•	Mirova Global Green Bond Fund focuses on investment-grade bonds issued to finance projects with a positive environmental impact.

•	AIA U.S. Large Cap Value ESG Segment maintains an ESG focus to investing in US large-cap stocks, with a value bias.

•	AIA U.S. Small/Mid Cap ESG Segment maintains an ESG focus to investing in US small- and mid-cap stocks. (Added October, 2018)

•

AIA International Developed Markets Equity ESG Segment maintains an ESG focus to investing in international stocks from the developed markets. The portfolio of investments for this segment is accomplished by the use of an ETF Fund. (Added October, 2018)

•

AIA Emerging Markets ESG Segment maintains an ESG focus to investing in emerging market stocks. The portfolio of investments for this segment is accomplished by the use of an ETF Fund. (Added October, 2018)

•	Loomis Sayles Inflation Protected Securities Fund invests primarily in Treasury Inflation Protected Securities (“TIPS”) to provide income and hedge against inflation.

•	Loomis Sayles Limited Term Government and Agency Fund provides ballast to help minimize volatility and losses.

The Funds’ fixed income allocations all posted positive absolute returns and added to overall performance while the equity allocations all posted losses and detracted for the 12 months ending January 31, 2019. The benchmarks mentioned below are specific to each segment or fund, as applicable.

The AIA U.S. Large Cap Value ESG Segment underperformed its benchmark, the S&P 500® Value Index1. Security selection within the healthcare, energy, communication services and financials sectors was the primary detractor. This was partially offset by strong stock selection in the materials, consumer staples and information technology sectors.

The AIA U.S. Small/Mid Cap ESG Segment outperformed its benchmark, the S&P 1000® Index2. Strong security selection within the industrials, materials and consumer discretionary sectors was the primary contributor. An underweight allocation to energy helped relative performance. This was partially offset by security selection in the information technology and consumer staples sectors.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDS®

The AIA International Developed Markets Equity ESG Segment performed in line with its benchmark, the MSCI EAFE Index (Net)3. Exposure was obtained throughout the period through an investment in iShares® ESG MSCI EAFE ETF, as determined by Natixis Advisors, L.P. Strong security selection within the industrials and financials sectors was offset by weak selection in the energy and real estate sectors.

The AIA Emerging Markets ESG Segment outperformed its benchmark, the MSCI Emerging Markets Index4. Exposure was obtained throughout the period through an investment in iShares® ESG MSCI Emerging Markets ETF, as determined by Natixis Advisors, L.P. Strong security selection within the materials, energy and communication services sectors was the primary contributor. This was partially offset by stock picking in the financials and utilities sectors.

The Mirova Carbon Neutral U.S. Equity Segment outperformed its benchmark, the S&P 500® Index5. Strong security selection within the industrials, healthcare and materials sectors was the largest contributor. An overweight position in real estate, the second best performing sector, also aided performance. This was partially offset by weak security selection in information technology and financials.

The Mirova Global Sustainable Equity Segment outpaced its benchmark, the MSCI World Index (Net)6. Strong stock picking within the information technology and materials sectors was the largest contributor. An underweight allocation to the energy sector, specifically to traditional energy names, and to the financials sector also contributed. This was partially offset by security selection in the consumer discretionary and communication services sectors.

The Mirova International Sustainable Equity Fund underperformed its benchmark, the MSCI EAFE Index (Net)3. Security selection within the healthcare, consumer discretionary, materials and utilities sectors was the largest detractor. This was partially offset by strong selection in industrials and financials. Having a zero percent weight in energy was also beneficial.

The Loomis Sayles Limited Term Government and Agency Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. 1-5 Year Government Bond Index7. An out-of-benchmark allocation to asset-backed and residential mortgage-backed securities was the largest detractor. Yield curve positioning was the largest contributor, specifically being slightly longer than the benchmark along the US Treasury yield curve.

The Loomis Sayles Inflation Protected Securities Fund underperformed its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index8. Yield curve positioning in the TIPS allocation (three years longer than the benchmark) was the main driver of performance. Inflation expectations remained dampened due to geopolitical risks, fears of a recession, and decreasing energy costs.

The Mirova Global Green Bond Fund underperformed its benchmark, the Bloomberg Barclays MSCI Global Green Bond Index9. Issuer selection, specifically within the utilities and banking industries, was the largest detractor. US dollar and euro yield curve positioning was the largest contributor.

The allocations for each Fund during the period approximated the amounts shown in the charts on pages 4-21.

1.

The S&P 500® Value Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics.

2.	The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form a benchmark for the mid- to small-cap segment of the U.S. equity market.

3.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

4.	MSCI Emerging Markets Index is an unmanaged index that is designed to measure the equity market performance of emerging markets.

5.

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

6.

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is comprised of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

7.

Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

8.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

9.

The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

3  |

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	46.81%
Mirova Carbon Neutral U.S. Equity Segment	11.73
AIA U.S. Large Cap Value ESG Segment	9.16
AIA U.S. Small/Mid Cap ESG Segment	7.16
Mirova Global Sustainable Equity Segment	6.60
AIA International Developed Markets Equity ESG Segment	6.04
Mirova International Sustainable Equity Fund	3.50
AIA Emerging Markets ESG Segment	2.62
Fixed Income	51.24
Mirova Global Green Bond Fund	27.65
Loomis Sayles Inflation Protected Securities Fund	11.85
Loomis Sayles Limited Term Government and Agency Fund	11.74
Cash	1.95

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-1.28%	6.06%	3.84%	0.65%

Comparative Performance
S&P Target Date 2015® Index[1]	-1.36	4.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  4

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	53.83%
Mirova Carbon Neutral U.S. Equity Segment	13.23
AIA U.S. Large Cap Value ESG Segment	10.16
AIA U.S. Small/Mid Cap ESG Segment	8.16
Mirova Global Sustainable Equity Segment	7.60
AIA International Developed Markets Equity ESG Segment	7.03
Mirova International Sustainable Equity Fund	3.98
AIA Emerging Markets ESG Segment	3.67
Fixed Income	44.23
Mirova Global Green Bond Fund	26.60
Loomis Sayles Limited Term Government and Agency Fund	10.73
Loomis Sayles Inflation Protected Securities Fund	6.90
Cash	1.94

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

5  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-1.66%	6.79%	3.82%	0.65%

Comparative Performance
S&P Target Date 2020® Index[1]	-1.81	4.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  6

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	62.19%
Mirova Carbon Neutral U.S. Equity Segment	14.72
AIA U.S. Large Cap Value ESG Segment	11.15
AIA U.S. Small/Mid Cap ESG Segment	9.14
Mirova Global Sustainable Equity Segment	9.02
AIA International Developed Markets Equity ESG Segment	9.01
Mirova International Sustainable Equity Fund	4.98
AIA Emerging Markets ESG Segment	4.17
Fixed Income	35.85
Mirova Global Green Bond Fund	21.66
Loomis Sayles Limited Term Government and Agency Fund	9.27
Loomis Sayles Inflation Protected Securities Fund	4.92
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

7  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-2.46%	7.26%	4.61%	0.65%

Comparative Performance
S&P Target Date 2025® Index[1]	-2.59	5.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  8

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	71.14%
Mirova Carbon Neutral U.S. Equity Segment	17.06
AIA U.S. Large Cap Value ESG Segment	13.03
Mirova Global Sustainable Equity Segment	10.76
AIA U.S. Small/Mid Cap ESG Segment	10.04
AIA International Developed Markets Equity ESG Segment	9.43
Mirova International Sustainable Equity Fund	5.81
AIA Emerging Markets ESG Segment	5.01
Fixed Income	26.87
Mirova Global Green Bond Fund	14.96
Loomis Sayles Limited Term Government and Agency Fund	6.92
Loomis Sayles Inflation Protected Securities Fund	4.99
Cash	1.99

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

9  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-2.91%	8.17%	5.19%	0.65%

Comparative Performance
S&P Target Date 2030® Index[1]	-3.39	5.90

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  10

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	80.52%
Mirova Carbon Neutral U.S. Equity Segment	19.64
AIA U.S. Large Cap Value ESG Segment	14.10
AIA U.S. Small/Mid Cap ESG Segment	12.15
Mirova Global Sustainable Equity Segment	12.06
AIA International Developed Markets Equity ESG Segment	10.45
Mirova International Sustainable Equity Fund	6.42
AIA Emerging Markets ESG Segment	5.70
Fixed Income	17.53
Mirova Global Green Bond Fund	9.27
Loomis Sayles Limited Term Government and Agency Fund	4.35
Loomis Sayles Inflation Protected Securities Fund	3.91
Cash	1.95

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

11  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-3.68%	8.73%	5.13%	0.65%

Comparative Performance
S&P Target Date 2035® Index[1]	-4.18	6.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  12

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	85.91%
Mirova Carbon Neutral U.S. Equity Segment	20.10
AIA U.S. Large Cap Value ESG Segment	15.25
AIA U.S. Small/Mid Cap ESG Segment	12.59
Mirova Global Sustainable Equity Segment	12.46
AIA International Developed Markets Equity ESG Segment	11.90
Mirova International Sustainable Equity Fund	6.91
AIA Emerging Markets ESG Segment	6.70
Fixed Income	12.16
Mirova Global Green Bond Fund	5.85
Loomis Sayles Limited Term Government and Agency Fund	3.38
Loomis Sayles Inflation Protected Securities Fund	2.93
Cash	1.93

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

13  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-4.19%	9.28%	5.10%	0.65%

Comparative Performance
S&P Target Date 2040® Index[1]	-4.65	6.61

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  14

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	90.31%
Mirova Carbon Neutral U.S. Equity Segment	21.11
AIA U.S. Large Cap Value ESG Segment	15.13
Mirova Global Sustainable Equity Segment	13.74
AIA U.S. Small/Mid Cap ESG Segment	13.09
AIA International Developed Markets Equity ESG Segment	12.89
Mirova International Sustainable Equity Fund	7.63
AIA Emerging Markets ESG Segment	6.72
Fixed Income	7.77
Mirova Global Green Bond Fund	3.89
Loomis Sayles Inflation Protected Securities Fund	1.95
Loomis Sayles Limited Term Government and Agency Fund	1.93
Cash	1.92

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

15  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-4.53%	9.59%	6.01%	0.65%

Comparative Performance
S&P Target Date 2045® Index[1]	-4.98	6.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  16

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	92.69%
Mirova Carbon Neutral U.S. Equity Segment	21.09
AIA U.S. Large Cap Value ESG Segment	15.56
Mirova Global Sustainable Equity Segment	13.93
AIA International Developed Markets Equity ESG Segment	13.91
AIA U.S. Small/Mid Cap ESG Segment	12.57
Mirova International Sustainable Equity Fund	7.91
AIA Emerging Markets ESG Segment	7.72
Fixed Income	5.37
Mirova Global Green Bond Fund	2.93
Loomis Sayles Inflation Protected Securities Fund	1.47
Loomis Sayles Limited Term Government and Agency Fund	0.97
Cash	1.94

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-4.82%	9.75%	6.03%	0.65%

Comparative Performance
S&P Target Date 2050® Index[1]	-5.17	6.90

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  18

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	92.53%
Mirova Carbon Neutral U.S. Equity Segment	21.03
AIA U.S. Large Cap Value ESG Segment	15.51
Mirova Global Sustainable Equity Segment	13.99
AIA International Developed Markets Equity ESG Segment	13.96
AIA U.S. Small/Mid Cap ESG Segment	12.50
Mirova International Sustainable Equity Fund	7.95
AIA Emerging Markets ESG Segment	7.59
Fixed Income	5.47
Mirova Global Green Bond Fund	2.98
Loomis Sayles Inflation Protected Securities Fund	1.50
Loomis Sayles Limited Term Government and Agency Fund	0.99
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

19  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-4.80%	9.75%	6.01%	0.65%

Comparative Performance
S&P Target Date 2055® Index[1]	-5.24	6.98

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  20

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2019

See notes to chart on page 22.

Asset Allocation as of January 31, 2019*

% of net assets
Equity	92.73%
Mirova Carbon Neutral U.S. Equity Segment	21.07
AIA U.S. Large Cap Value ESG Segment	15.61
Mirova Global Sustainable Equity Segment	13.98
AIA International Developed Markets Equity ESG Segment	13.87
AIA U.S. Small/Mid Cap ESG Segment	12.59
Mirova International Sustainable Equity Fund	7.87
AIA Emerging Markets ESG Segment	7.74
Fixed Income	5.34
Mirova Global Green Bond Fund	2.92
Loomis Sayles Inflation Protected Securities Fund	1.46
Loomis Sayles Limited Term Government and Agency Fund	0.96
Cash	1.93

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

21  |

Average Annual Total Returns – January 31, 20192

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-4.56%	9.88%	6.00%	0.65%

Comparative Performance
S&P Target Date 2060® Index[1]	-5.25	7.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 5/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  22

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2018 through January 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$989.50	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$986.10	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$980.30	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  24

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$977.30	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.46%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$970.80	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$967.30	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$963.70	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.56%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$962.20	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

25  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$961.50	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2018	ENDING ACCOUNT VALUE 1/31/2019	EXPENSES PAID DURING PERIOD* 8/1/2018 – 1/31/2019
Class N
Actual	$1,000.00	$964.10	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  26

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 32.4% of Net Assets
	Aerospace & Defense — 0.3%
11	Arconic, Inc.	$207
16	Axon Enterprise, Inc.(a)	816
24	Moog, Inc., Class A	2,147
5	Raytheon Co.	824
13	Teledyne Technologies, Inc.(a)	2,915
54	United Technologies Corp.	6,376

		13,285

	Air Freight & Logistics — 0.2%
70	United Parcel Service, Inc., Class B	7,378

	Auto Components — 0.2%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,478
62	Aptiv PLC	4,906
177	Valeo S.A., Sponsored ADR	2,779
21	Visteon Corp.(a)	1,615

		10,778

	Automobiles — 0.2%
254	Byd Co. Ltd., ADR	3,000
39	Toyota Motor Corp., Sponsored ADR	4,803

		7,803

	Banks — 2.5%
62	Ameris Bancorp	2,353
118	BancorpSouth Bank	3,443
168	BB&T Corp.	8,198
278	Citizens Financial Group, Inc.	9,430
90	Columbia Banking System, Inc.	3,308
14	Comerica, Inc.	1,102
228	CVB Financial Corp.	4,995
206	Fulton Financial Corp.	3,306
305	Huntington Bancshares, Inc.	4,038
105	International Bancshares Corp.	3,724
191	KBC Group NV, Sponsored ADR	6,483
466	KeyCorp	7,675
31	M&T Bank Corp.	5,101
737	People’s United Financial, Inc.	12,072
106	PNC Financial Services Group, Inc. (The)	13,003
192	Regions Financial Corp.	2,913
32	Signature Bank	4,074
162	Trustmark Corp.	5,108
57	Westamerica Bancorporation	3,572
44	Wintrust Financial Corp.	3,130
150	Zions Bancorp N.A.	7,139

		114,167

	Beverages — 0.5%
115	Brown-Forman Corp., Class B	5,433
260	Coca-Cola Co. (The)	12,514
61	PepsiCo, Inc.	6,873

		24,820

	Biotechnology — 0.6%
21	AbbVie, Inc.	1,686
49	Amgen, Inc.	9,168
7	Biogen, Inc.(a)	2,337
149	Gilead Sciences, Inc.	10,432
8	Ligand Pharmaceuticals, Inc.(a)	945
28	Repligen Corp.(a)	1,596

		26,164

	Building Products — 0.4%
85	A.O. Smith Corp.	4,068
290	Johnson Controls International PLC	9,793
17	Lennox International, Inc.	3,898

		17,759

	Capital Markets — 1.2%
5	Affiliated Managers Group, Inc.	$525
13	Ameriprise Financial, Inc.	1,646
190	Bank of New York Mellon Corp. (The)	9,941
21	BlackRock, Inc.	8,717
44	Charles Schwab Corp. (The)	2,058
29	CME Group, Inc.	5,286
13	FactSet Research Systems, Inc.	2,842
99	Franklin Resources, Inc.	2,931
30	Intercontinental Exchange, Inc.	2,303
51	Invesco Ltd.	929
78	Janus Henderson Group PLC	1,703
85	Legg Mason, Inc.	2,533
12	Moody’s Corp.	1,902
75	Northern Trust Corp.	6,634
11	S&P Global, Inc.	2,108
67	State Street Corp.	4,750

		56,808

	Chemicals — 1.4%
17	Air Products & Chemicals, Inc.	2,795
74	Chr. Hansen Holding AS, Sponsored ADR	3,539
150	Ecolab, Inc.	23,725
43	HB Fuller Co.	2,124
30	Innospec, Inc.	2,108
31	International Flavors & Fragrances, Inc.	4,395
64	Linde PLC	10,433
36	Minerals Technologies, Inc.	2,108
64	Novozymes AS, Sponsored ADR	2,682
21	Stepan Co.	1,847
413	Symrise AG, Sponsored ADR	8,570

		64,326

	Commercial Services & Supplies — 0.2%
38	Healthcare Services Group, Inc.	1,657
22	MSA Safety, Inc.	2,204
32	Tetra Tech, Inc.	1,766
58	Waste Management, Inc.	5,549

		11,176

	Communications Equipment — 0.4%
52	Ciena Corp.(a)	1,981
273	Cisco Systems, Inc.	12,910
28	InterDigital, Inc.	2,039
17	Lumentum Holdings, Inc.(a)	831
17	Motorola Solutions, Inc.	1,987

		19,748

	Construction & Engineering — 0.1%
106	AECOM(a)	3,244
47	Fluor Corp.	1,719

		4,963

	Consumer Finance — 0.1%
51	American Express Co.	5,238
137	Navient Corp.	1,562

		6,800

	Containers & Packaging — 0.2%
109	Ball Corp.	5,698
35	Crown Holdings, Inc.(a)	1,785
53	International Paper Co.	2,514
86	Owens-Illinois, Inc.	1,726

		11,723

	Distributors — 0.1%
48	Genuine Parts Co.	4,791
15	Pool Corp.	2,249

		7,040

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
70	Service Corp. International	$3,004

	Diversified Telecommunication Services — 0.3%
182	AT&T, Inc.	5,471
183	CenturyLink, Inc.	2,803
98	Verizon Communications, Inc.	5,396

		13,670

	Electric Utilities — 0.5%
160	American Electric Power Co., Inc.	12,659
22	Edison International	1,253
26	Eversource Energy	1,805
29	IDACORP, Inc.	2,828
38	NextEra Energy, Inc.	6,801

		25,346

	Electrical Equipment — 0.5%
11	Acuity Brands, Inc.	1,330
177	Eaton Corp. PLC	13,496
20	Hubbell, Inc.	2,187
273	Vestas Wind Systems AS, Sponsored ADR	7,562

		24,575

	Electronic Equipment, Instruments & Components — 0.4%
55	Avnet, Inc.	2,266
23	Belden, Inc.	1,233
43	Cognex Corp.	1,957
7	Coherent, Inc.(a)	827
47	Keysight Technologies, Inc.(a)	3,479
11	Littelfuse, Inc.	1,933
11	Rogers Corp.(a)	1,396
23	TE Connectivity Ltd.	1,862
67	Trimble, Inc.(a)	2,523
14	Zebra Technologies Corp., Class A(a)	2,430

		19,906

	Energy Equipment & Services — 0.3%
34	Apergy Corp.(a)	1,143
29	Baker Hughes, a GE Co.	684
63	C&J Energy Services, Inc.(a)	1,012
18	Core Laboratories NV	1,214
58	McDermott International, Inc.(a)	512
37	National Oilwell Varco, Inc.	1,091
57	Oceaneering International, Inc.(a)	894
51	Oil States International, Inc.(a)	878
149	Schlumberger Ltd.	6,587
31	TechnipFMC PLC	712

		14,727

	Entertainment — 0.7%
48	Cinemark Holdings, Inc.	1,964
12	Netflix, Inc.(a)	4,074
23	Twenty-First Century Fox, Inc., Class A	1,134
33	Twenty-First Century Fox, Inc., Class B	1,619
205	Walt Disney Co. (The)	22,862

		31,653

	Food & Staples Retailing — 0.2%
131	Kroger Co. (The)	3,711
28	Sysco Corp.	1,788
51	Walgreens Boots Alliance, Inc.	3,685

		9,184

	Food Products — 0.5%
86	Campbell Soup Co.	3,047
224	Danone S.A., Sponsored ADR	3,264
22	General Mills, Inc.	978
	Food Products — continued
57	Hain Celestial Group, Inc. (The)(a)	$1,045
4	Hershey Co. (The)	424
18	Hormel Foods Corp.	762
20	Ingredion, Inc.	1,980
19	J.M. Smucker Co. (The)	1,993
46	Kellogg Co.	2,714
93	Kraft Heinz Co. (The)	4,469
30	Lamb Weston Holdings, Inc.	2,169
14	Mondelez International, Inc., Class A	648

		23,493

	Gas Utilities — 0.2%
59	New Jersey Resources Corp.	2,861
33	ONE Gas, Inc.	2,711
65	South Jersey Industries, Inc.	1,936

		7,508

	Health Care Equipment & Supplies — 0.6%
222	Coloplast AS, Sponsored ADR	2,022
84	Danaher Corp.	9,317
14	DENTSPLY SIRONA, Inc.	587
31	Globus Medical, Inc.(a)	1,397
16	Haemonetics Corp.(a)	1,583
15	LivaNova PLC(a)	1,385
46	Medtronic PLC	4,066
105	Meridian Bioscience, Inc.	1,721
23	Merit Medical Systems, Inc.(a)	1,300
34	STERIS PLC	3,878
21	West Pharmaceutical Services, Inc.	2,274

		29,530

	Health Care Providers & Services — 1.2%
32	Acadia Healthcare Co., Inc.(a)	876
10	Amedisys, Inc.(a)	1,312
8	Anthem, Inc.	2,424
8	Chemed Corp.	2,383
14	Cigna Corp.	2,797
72	CVS Health Corp.	4,720
26	DaVita, Inc.(a)	1,459
28	Encompass Health Corp.	1,872
131	Fresenius SE & Co. KGaA, Sponsored ADR	1,698
45	HCA Healthcare, Inc.	6,274
18	Henry Schein, Inc.(a)	1,399
29	Humana, Inc.	8,961
18	Laboratory Corp. of America Holdings(a)	2,508
33	MEDNAX, Inc.(a)	1,192
52	Patterson Cos., Inc.	1,159
30	Quest Diagnostics, Inc.	2,620
43	UnitedHealth Group, Inc.	11,619

		55,273

	Health Care Technology — 0.1%
110	Allscripts Healthcare Solutions, Inc.(a)	1,297
25	Medidata Solutions, Inc.(a)	1,774

		3,071

	Hotels, Restaurants & Leisure — 0.4%
30	Dunkin’ Brands Group, Inc.	2,052
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
10	McDonald’s Corp.	1,788
146	MGM Resorts International	4,298
29	Six Flags Entertainment Corp.	1,786
74	Starbucks Corp.	5,043
110	Wendy’s Co. (The)	1,905

		20,011

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.2%
88	KB Home	$1,884
71	Meritage Homes Corp.(a)	3,201
248	Sekisui House Ltd., Sponsored ADR	3,742
41	Tupperware Brands Corp.	1,118
2	Whirlpool Corp.	266

		10,211

	Household Products — 0.6%
8	Church & Dwight Co., Inc.	517
17	Clorox Co. (The)	2,522
61	Colgate-Palmolive Co.	3,946
194	Procter & Gamble Co. (The)	18,715

		25,700

	Independent Power & Renewable Electricity Producers — 0.5%
100	AES Corp. (The)	1,639
182	Ormat Technologies, Inc.	10,503
430	Pattern Energy Group, Inc.	9,151

		21,293

	Industrial Conglomerates — 0.1%
24	Roper Technologies, Inc.	6,798

	Industrial Other — 0.0%
29	Iron Mountain, Inc.	1,079

	Insurance — 1.4%
32	Aflac, Inc.	1,526
226	AIA Group Ltd., Sponsored ADR	8,222
123	Allianz SE, Sponsored ADR	2,603
47	Allstate Corp. (The)	4,130
39	Aspen Insurance Holdings Ltd.	1,627
87	Chubb Ltd.	11,575
51	First American Financial Corp.	2,554
43	Hartford Financial Services Group, Inc. (The)	2,018
220	Legal & General Group PLC, Sponsored ADR	3,790
27	Lincoln National Corp.	1,579
35	Marsh & McLennan Cos., Inc.	3,087
58	MetLife, Inc.	2,649
99	Prudential Financial, Inc.	9,122
110	Prudential PLC, Sponsored ADR	4,338
38	Travelers Cos., Inc. (The)	4,771

		63,591

	Interactive Media & Services — 0.8%
3	Alphabet, Inc., Class C(a)	3,349
18	Alphabet, Inc., Class A(a)	20,266
65	Facebook, Inc., Class A(a)	10,835
8	TripAdvisor, Inc.(a)	459

		34,909

	Internet & Direct Marketing Retail — 0.7%
10	Amazon.com, Inc.(a)	17,187
3	Booking Holdings, Inc.(a)	5,498
241	eBay, Inc.(a)	8,110

		30,795

	IT Services — 1.5%
49	Accenture PLC, Class A	7,524
8	Akamai Technologies, Inc.(a)	521
28	Cognizant Technology Solutions Corp., Class A	1,951
32	International Business Machines Corp.	4,301
26	Jack Henry & Associates, Inc.	3,472
40	Leidos Holdings, Inc.	2,320
103	MasterCard, Inc., Class A	21,746
42	PayPal Holdings, Inc.(a)	3,728
77	Sabre Corp.	1,770
142	Visa, Inc., Class A	19,171
	IT Services — continued
82	Western Union Co. (The)	$1,497
15	WEX, Inc.(a)	2,420

		70,421

	Leisure Products — 0.0%
68	Callaway Golf Co.	1,108

	Life Sciences Tools & Services — 0.5%
6	Illumina, Inc.(a)	1,679
14	IQVIA Holdings, Inc.(a)	1,806
73	Thermo Fisher Scientific, Inc.	17,934

		21,419

	Machinery — 1.1%
37	AGCO Corp.	2,375
66	Caterpillar, Inc.	8,789
7	Cummins, Inc.	1,030
38	Deere & Co.	6,232
71	Flowserve Corp.	3,127
29	IDEX Corp.	3,998
3	Ingersoll-Rand PLC	300
49	ITT, Inc.	2,575
63	Kennametal, Inc.	2,368
39	Oshkosh Corp.	2,927
32	Parker Hannifin Corp.	5,274
11	Proto Labs, Inc.(a)	1,366
49	Terex Corp.	1,505
43	Toro Co. (The)	2,558
60	Watts Water Technologies, Inc., Series A	4,492
27	Xylem, Inc.	1,924

		50,840

	Media — 0.2%
3	Cable One, Inc.	2,653
30	CBS Corp., Class B	1,484
32	Discovery, Inc., Series C(a)	853
53	New York Times Co. (The), Class A	1,362
24	Omnicom Group, Inc.	1,869

		8,221

	Metals & Mining — 0.3%
89	Commercial Metals Co.	1,553
183	Newmont Mining Corp.	6,242
16	Nucor Corp.	980
38	Reliance Steel & Aluminum Co.	3,112
25	Royal Gold, Inc.	2,184

		14,071

	Multi-Utilities — 0.3%
90	Consolidated Edison, Inc.	6,988
17	DTE Energy Co.	2,002
24	Sempra Energy	2,808

		11,798

	Multiline Retail — 0.0%
10	Macy’s, Inc.	263

	Oil, Gas & Consumable Fuels — 0.9%
39	Apache Corp.	1,280
166	ConocoPhillips	11,236
164	Denbury Resources, Inc.(a)	333
61	Devon Energy Corp.	1,626
21	Diamondback Energy, Inc.	2,165
29	EQT Corp.	565
23	Equitrans Midstream Corp.(a)	479
72	Green Plains, Inc.	1,023
23	Hess Corp.	1,242
97	Marathon Oil Corp.	1,532

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
67	Noble Energy, Inc.	$1,497
107	Occidental Petroleum Corp.	7,145
64	ONEOK, Inc.	4,109
47	Valero Energy Corp.	4,128
47	World Fuel Services Corp.	1,170

		39,530

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,735
65	Louisiana-Pacific Corp.	1,585

		3,320

	Personal Products — 0.2%
30	Estee Lauder Cos., Inc. (The), Class A	4,093
5	Medifast, Inc.	636
80	Unilever NV	4,281

		9,010

	Pharmaceuticals — 1.0%
3	Allergan PLC	432
58	Bristol-Myers Squibb Co.	2,863
47	Catalent, Inc.(a)	1,736
47	Eli Lilly & Co.	5,633
33	Johnson & Johnson	4,392
108	Merck & Co., Inc.	8,038
192	Novo Nordisk AS, Sponsored ADR	9,028
25	Perrigo Co. PLC	1,161
259	Pfizer, Inc.	10,995
20	Supernus Pharmaceuticals, Inc.(a)	763

		45,041

	Professional Services — 0.2%
39	Exponent, Inc.	1,948
41	IHS Markit Ltd.(a)	2,129
15	Insperity, Inc.	1,600
40	Korn Ferry	1,824
24	ManpowerGroup, Inc.	1,897
31	Nielsen Holdings PLC	796
3	Verisk Analytics, Inc.(a)	352

		10,546

	Real Estate Management & Development — 0.1%
49	CBRE Group, Inc., Class A(a)	2,242
20	Jones Lang LaSalle, Inc.	2,868

		5,110

	REITs – Apartments — 0.4%
77	American Campus Communities, Inc.	3,544
11	AvalonBay Communities, Inc.	2,122
51	Camden Property Trust	4,944
28	Equity Residential	2,032
14	Essex Property Trust, Inc.	3,797
4	Mid-America Apartment Communities, Inc.	405

		16,844

	REITs – Diversified — 0.2%
20	Crown Castle International Corp.	2,341
35	CyrusOne, Inc.	1,897
22	Digital Realty Trust, Inc.	2,383
4	Equinix, Inc.	1,576
99	Weyerhaeuser Co.	2,598

		10,795

	REITs – Health Care — 0.4%
60	HCP, Inc.	1,892
37	Ventas, Inc.	2,386
163	Welltower, Inc.	12,631

		16,909

	REITs – Hotels — 0.1%
146	Host Hotels & Resorts, Inc.	$2,637

	REITs – Office Property — 0.3%
21	Boston Properties, Inc.	2,769
108	Corporate Office Properties Trust	2,666
131	Douglas Emmett, Inc.	4,956
58	Kilroy Realty Corp.	4,087

		14,478

	REITs – Regional Malls — 0.1%
8	Macerich Co. (The)	369
16	Simon Property Group, Inc.	2,914

		3,283

	REITs – Single Tenant — 0.1%
174	Easterly Government Properties, Inc.	3,125

	REITs – Storage — 0.0%
4	Public Storage	850

	REITs – Warehouse/Industrials — 0.1%
95	Liberty Property Trust	4,478

	Road & Rail — 0.7%
31	Genesee & Wyoming, Inc., Class A(a)	2,434
40	Kansas City Southern	4,230
61	Norfolk Southern Corp.	10,232
31	Ryder System, Inc.	1,795
90	Union Pacific Corp.	14,317

		33,008

	Semiconductors & Semiconductor Equipment — 0.9%
13	Advanced Micro Devices, Inc.(a)	317
75	Applied Materials, Inc.	2,931
15	ASML Holding NV, (Registered)	2,625
38	Brooks Automation, Inc.	1,183
22	Cabot Microelectronics Corp.	2,242
41	Cirrus Logic, Inc.(a)	1,523
144	First Solar, Inc.(a)	7,285
291	Intel Corp.	13,712
18	NVIDIA Corp.	2,588
37	QUALCOMM, Inc.	1,832
32	Silicon Laboratories, Inc.(a)	2,448
23	Texas Instruments, Inc.	2,316

		41,002

	Software — 1.3%
21	Adobe, Inc.(a)	5,204
16	Autodesk, Inc.(a)	2,355
4	Citrix Systems, Inc.	410
11	Ellie Mae, Inc.(a)	834
12	Fair Isaac Corp.(a)	2,703
35	Fortinet, Inc.(a)	2,680
19	LogMeIn, Inc.	1,767
229	Microsoft Corp.	23,915
258	Oracle Corp.	12,959
29	PTC, Inc.(a)	2,459
21	Qualys, Inc.(a)	1,817
9	Ultimate Software Group, Inc. (The)(a)	2,458

		59,561

	Specialty Retail — 0.6%
25	Aaron’s, Inc.	1,252
72	American Eagle Outfitters, Inc.	1,521
27	Asbury Automotive Group, Inc.(a)	1,908
13	Best Buy Co., Inc.	770
13	Five Below, Inc.(a)	1,608
44	Home Depot, Inc. (The)	8,075
19	Lithia Motors, Inc., Class A	1,690

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
40	Lowe’s Cos., Inc.	$3,846
21	Monro, Inc.	1,505
16	Signet Jewelers Ltd.	390
14	Tiffany & Co.	1,242
44	TJX Cos., Inc. (The)	2,188
27	Williams-Sonoma, Inc.	1,470

		27,465

	Technology Hardware, Storage & Peripherals — 0.6%
61	Apple, Inc.	10,153
489	Hewlett Packard Enterprise Co.	7,623
286	HP, Inc.	6,301
68	NCR Corp.(a)	1,819
33	NetApp, Inc.	2,104
7	Seagate Technology PLC	310
14	Western Digital Corp.	630
32	Xerox Corp.	903

		29,843

	Textiles, Apparel & Luxury Goods — 0.4%
16	Deckers Outdoor Corp.(a)	2,055
111	EssilorLuxottica S.A., Sponsored ADR	7,037
16	Hanesbrands, Inc.	240
61	NIKE, Inc., Class B	4,995
3	PVH Corp.	327
63	Wolverine World Wide, Inc.	2,161

		16,815

	Thrifts & Mortgage Finance — 0.1%
235	New York Community Bancorp, Inc.	2,731

	Trading Companies & Distributors — 0.4%
104	Fastenal Co.	6,288
20	GATX Corp.	1,514
29	W.W. Grainger, Inc.	8,566

		16,368

	Water Utilities — 0.4%
167	American Water Works Co., Inc.	15,977
66	Aqua America, Inc.	2,313

		18,290

	Total Common Stocks (Identified Cost $1,434,886)	1,489,245

Exchange-Traded Funds — 8.6%
4,546	iShares® ESG MSCI EAFE ETF	$277,897
3,498	iShares® ESG MSCI Emerging Markets ETF	119,107

	Total Exchange-Traded Funds (Identified Cost $391,391)	397,004

Affiliated Mutual Funds — 55.9%
54,904	Loomis Sayles Inflation Protected Securities Fund, Class N	556,731
49,317	Loomis Sayles Limited Term Government and Agency Fund, Class N	552,848
131,798	Mirova Global Green Bond Fund, Class N	1,299,531
15,650	Mirova International Sustainable Equity Fund, Class N(a)	164,481

	Total Affiliated Mutual Funds (Identified Cost $2,610,319)	2,573,591

	Total Investments — 96.9% (Identified Cost $4,436,596)	4,459,840
	Other assets less liabilities — 3.1%	140,451

	Net Assets — 100.0%	$4,600,291

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Fixed Income	52.3%
Equity	44.6

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 37.1% of Net Assets
	Aerospace & Defense — 0.3%
12	Arconic, Inc.	$226
17	Axon Enterprise, Inc.(a)	867
27	Moog, Inc., Class A	2,416
6	Raytheon Co.	989
15	Teledyne Technologies, Inc.(a)	3,363
60	United Technologies Corp.	7,084

		14,945

	Air Freight & Logistics — 0.2%
77	United Parcel Service, Inc., Class B	8,116

	Auto Components — 0.3%
113	American Axle & Manufacturing Holdings, Inc.(a)	1,670
73	Aptiv PLC	5,777
209	Valeo S.A., Sponsored ADR	3,281
24	Visteon Corp.(a)	1,845

		12,573

	Automobiles — 0.2%
301	Byd Co. Ltd., ADR	3,555
46	Toyota Motor Corp., Sponsored ADR	5,666

		9,221

	Banks — 2.8%
70	Ameris Bancorp	2,657
125	BancorpSouth Bank	3,648
185	BB&T Corp.	9,028
309	Citizens Financial Group, Inc.	10,481
101	Columbia Banking System, Inc.	3,712
16	Comerica, Inc.	1,260
255	CVB Financial Corp.	5,587
218	Fulton Financial Corp.	3,499
343	Huntington Bancshares, Inc.	4,541
118	International Bancshares Corp.	4,185
226	KBC Group NV, Sponsored ADR	7,670
520	KeyCorp	8,564
34	M&T Bank Corp.	5,594
820	People’s United Financial, Inc.	13,432
116	PNC Financial Services Group, Inc. (The)	14,230
212	Regions Financial Corp.	3,216
37	Signature Bank	4,711
182	Trustmark Corp.	5,739
64	Westamerica Bancorporation	4,010
46	Wintrust Financial Corp.	3,272
168	Zions Bancorp N.A.	7,995

		127,031

	Beverages — 0.6%
129	Brown-Forman Corp., Class B	6,095
285	Coca-Cola Co. (The)	13,717
68	PepsiCo, Inc.	7,662

		27,474

	Biotechnology — 0.7%
24	AbbVie, Inc.	1,927
60	Amgen, Inc.	11,227
8	Biogen, Inc.(a)	2,670
171	Gilead Sciences, Inc.	11,972
9	Ligand Pharmaceuticals, Inc.(a)	1,063
31	Repligen Corp.(a)	1,767

		30,626

	Building Products — 0.4%
101	A.O. Smith Corp.	4,834
333	Johnson Controls International PLC	11,246
19	Lennox International, Inc.	4,356

		20,436

	Capital Markets — 1.5%
6	Affiliated Managers Group, Inc.	$630
15	Ameriprise Financial, Inc.	1,899
227	Bank of New York Mellon Corp. (The)	11,876
24	BlackRock, Inc.	9,962
49	Charles Schwab Corp. (The)	2,292
33	CME Group, Inc.	6,015
14	FactSet Research Systems, Inc.	3,061
125	Franklin Resources, Inc.	3,701
34	Intercontinental Exchange, Inc.	2,610
53	Invesco Ltd.	966
89	Janus Henderson Group PLC	1,943
98	Legg Mason, Inc.	2,920
14	Moody’s Corp.	2,219
84	Northern Trust Corp.	7,431
12	S&P Global, Inc.	2,300
86	State Street Corp.	6,097

		65,922

	Chemicals — 1.6%
19	Air Products & Chemicals, Inc.	3,124
88	Chr. Hansen Holding AS, Sponsored ADR	4,209
171	Ecolab, Inc.	27,047
48	HB Fuller Co.	2,371
34	Innospec, Inc.	2,389
32	International Flavors & Fragrances, Inc.	4,537
71	Linde PLC	11,574
41	Minerals Technologies, Inc.	2,401
75	Novozymes AS, Sponsored ADR	3,143
24	Stepan Co.	2,110
488	Symrise AG, Sponsored ADR	10,126

		73,031

	Commercial Services & Supplies — 0.3%
43	Healthcare Services Group, Inc.	1,876
25	MSA Safety, Inc.	2,504
36	Tetra Tech, Inc.	1,987
65	Waste Management, Inc.	6,219

		12,586

	Communications Equipment — 0.5%
59	Ciena Corp.(a)	2,248
306	Cisco Systems, Inc.	14,471
31	InterDigital, Inc.	2,257
20	Lumentum Holdings, Inc.(a)	978
19	Motorola Solutions, Inc.	2,221

		22,175

	Construction & Engineering — 0.1%
111	AECOM(a)	3,397
54	Fluor Corp.	1,975

		5,372

	Consumer Finance — 0.2%
56	American Express Co.	5,751
154	Navient Corp.	1,756

		7,507

	Containers & Packaging — 0.3%
123	Ball Corp.	6,430
30	Crown Holdings, Inc.(a)	1,530
68	International Paper Co.	3,225
97	Owens-Illinois, Inc.	1,947

		13,132

	Distributors — 0.2%
53	Genuine Parts Co.	5,290
17	Pool Corp.	2,549

		7,839

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
74	Service Corp. International	$3,176

	Diversified Telecommunication Services — 0.3%
205	AT&T, Inc.	6,162
202	CenturyLink, Inc.	3,095
109	Verizon Communications, Inc.	6,001

		15,258

	Electric Utilities — 0.6%
175	American Electric Power Co., Inc.	13,846
24	Edison International	1,367
29	Eversource Energy	2,013
33	IDACORP, Inc.	3,218
45	NextEra Energy, Inc.	8,054

		28,498

	Electrical Equipment — 0.6%
13	Acuity Brands, Inc.	1,572
205	Eaton Corp. PLC	15,631
22	Hubbell, Inc.	2,405
322	Vestas Wind Systems AS, Sponsored ADR	8,920

		28,528

	Electronic Equipment, Instruments & Components — 0.5%
62	Avnet, Inc.	2,554
26	Belden, Inc.	1,394
49	Cognex Corp.	2,229
8	Coherent, Inc.(a)	946
49	Keysight Technologies, Inc.(a)	3,627
12	Littelfuse, Inc.	2,109
12	Rogers Corp.(a)	1,523
34	TE Connectivity Ltd.	2,752
75	Trimble, Inc.(a)	2,824
16	Zebra Technologies Corp., Class A(a)	2,778

		22,736

	Energy Equipment & Services — 0.4%
38	Apergy Corp.(a)	1,277
32	Baker Hughes, a GE Co.	754
71	C&J Energy Services, Inc.(a)	1,141
20	Core Laboratories NV	1,349
66	McDermott International, Inc.(a)	582
41	National Oilwell Varco, Inc.	1,209
65	Oceaneering International, Inc.(a)	1,020
57	Oil States International, Inc.(a)	981
165	Schlumberger Ltd.	7,295
34	TechnipFMC PLC	781

		16,389

	Entertainment — 0.8%
54	Cinemark Holdings, Inc.	2,209
14	Netflix, Inc.(a)	4,753
50	Twenty-First Century Fox, Inc., Class B	2,453
25	Twenty-First Century Fox, Inc., Class A	1,233
227	Walt Disney Co. (The)	25,315

		35,963

	Food & Staples Retailing — 0.2%
145	Kroger Co. (The)	4,108
31	Sysco Corp.	1,979
57	Walgreens Boots Alliance, Inc.	4,119

		10,206

	Food Products — 0.6%
99	Campbell Soup Co.	3,508
264	Danone S.A., Sponsored ADR	3,846
28	General Mills, Inc.	1,244
	Food Products — continued
64	Hain Celestial Group, Inc. (The)(a)	$1,173
6	Hershey Co. (The)	637
20	Hormel Foods Corp.	846
22	Ingredion, Inc.	2,178
18	J.M. Smucker Co. (The)	1,888
51	Kellogg Co.	3,009
102	Kraft Heinz Co. (The)	4,902
33	Lamb Weston Holdings, Inc.	2,386
14	Mondelez International, Inc., Class A	648

		26,265

	Gas Utilities — 0.2%
71	New Jersey Resources Corp.	3,443
40	ONE Gas, Inc.	3,286
73	South Jersey Industries, Inc.	2,174

		8,903

	Health Care Equipment & Supplies — 0.7%
262	Coloplast AS, Sponsored ADR	2,387
99	Danaher Corp.	10,981
20	DENTSPLY SIRONA, Inc.	839
35	Globus Medical, Inc.(a)	1,577
18	Haemonetics Corp.(a)	1,780
17	LivaNova PLC(a)	1,569
51	Medtronic PLC	4,508
118	Meridian Bioscience, Inc.	1,934
26	Merit Medical Systems, Inc.(a)	1,470
39	STERIS PLC	4,448
24	West Pharmaceutical Services, Inc.	2,599

		34,092

	Health Care Providers & Services — 1.4%
36	Acadia Healthcare Co., Inc.(a)	985
12	Amedisys, Inc.(a)	1,574
12	Anthem, Inc.	3,636
9	Chemed Corp.	2,681
19	Cigna Corp.	3,796
80	CVS Health Corp.	5,244
28	DaVita, Inc.(a)	1,572
32	Encompass Health Corp.	2,139
155	Fresenius SE & Co. KGaA, Sponsored ADR	2,010
45	HCA Healthcare, Inc.	6,274
20	Henry Schein, Inc.(a)	1,554
35	Humana, Inc.	10,815
20	Laboratory Corp. of America Holdings(a)	2,787
37	MEDNAX, Inc.(a)	1,336
58	Patterson Cos., Inc.	1,293
33	Quest Diagnostics, Inc.	2,882
49	UnitedHealth Group, Inc.	13,240

		63,818

	Health Care Technology — 0.1%
125	Allscripts Healthcare Solutions, Inc.(a)	1,474
29	Medidata Solutions, Inc.(a)	2,058

		3,532

	Hotels, Restaurants & Leisure — 0.5%
34	Dunkin’ Brands Group, Inc.	2,325
20	Jack in the Box, Inc.	1,619
22	Marriott Vacations Worldwide Corp.	1,948
11	McDonald’s Corp.	1,967
164	MGM Resorts International	4,828
33	Six Flags Entertainment Corp.	2,032
71	Starbucks Corp.	4,838
125	Wendy’s Co. (The)	2,165

		21,722

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.3%
100	KB Home	$2,141
75	Meritage Homes Corp.(a)	3,381
293	Sekisui House Ltd., Sponsored ADR	4,421
47	Tupperware Brands Corp.	1,282
3	Whirlpool Corp.	399

		11,624

	Household Products — 0.6%
9	Church & Dwight Co., Inc.	581
16	Clorox Co. (The)	2,374
81	Colgate-Palmolive Co.	5,239
214	Procter & Gamble Co. (The)	20,645

		28,839

	Independent Power & Renewable Electricity Producers — 0.5%
110	AES Corp. (The)	1,803
205	Ormat Technologies, Inc.	11,831
483	Pattern Energy Group, Inc.	10,278

		23,912

	Industrial Conglomerates — 0.2%
29	Roper Technologies, Inc.	8,215

	Industrial Other — 0.0%
29	Iron Mountain, Inc.	1,079

	Insurance — 1.6%
36	Aflac, Inc.	1,717
268	AIA Group Ltd., Sponsored ADR	9,750
145	Allianz SE, Sponsored ADR	3,069
52	Allstate Corp. (The)	4,569
44	Aspen Insurance Holdings Ltd.	1,836
92	Chubb Ltd.	12,241
57	First American Financial Corp.	2,855
48	Hartford Financial Services Group, Inc. (The)	2,252
260	Legal & General Group PLC, Sponsored ADR	4,478
39	Lincoln National Corp.	2,281
39	Marsh & McLennan Cos., Inc.	3,439
65	MetLife, Inc.	2,969
109	Prudential Financial, Inc.	10,043
130	Prudential PLC, Sponsored ADR	5,127
42	Travelers Cos., Inc. (The)	5,273

		71,899

	Interactive Media & Services — 0.9%
22	Alphabet, Inc., Class A(a)	24,770
4	Alphabet, Inc., Class C(a)	4,465
72	Facebook, Inc., Class A(a)	12,002
8	TripAdvisor, Inc.(a)	459

		41,696

	Internet & Direct Marketing Retail — 0.8%
12	Amazon.com, Inc.(a)	20,625
4	Booking Holdings, Inc.(a)	7,331
281	eBay, Inc.(a)	9,456

		37,412

	IT Services — 1.7%
51	Accenture PLC, Class A	7,831
7	Akamai Technologies, Inc.(a)	456
24	Cognizant Technology Solutions Corp., Class A	1,672
35	International Business Machines Corp.	4,705
28	Jack Henry & Associates, Inc.	3,739
45	Leidos Holdings, Inc.	2,610
119	MasterCard, Inc., Class A	25,124
47	PayPal Holdings, Inc.(a)	4,172
87	Sabre Corp.	1,999
163	Visa, Inc., Class A	22,007
	IT Services — continued
76	Western Union Co. (The)	$1,387
17	WEX, Inc.(a)	2,743

		78,445

	Leisure Products — 0.0%
76	Callaway Golf Co.	1,238

	Life Sciences Tools & Services — 0.5%
7	Illumina, Inc.(a)	1,959
16	IQVIA Holdings, Inc.(a)	2,064
84	Thermo Fisher Scientific, Inc.	20,636

		24,659

	Machinery — 1.3%
42	AGCO Corp.	2,697
73	Caterpillar, Inc.	9,721
7	Cummins, Inc.	1,030
42	Deere & Co.	6,888
78	Flowserve Corp.	3,435
33	IDEX Corp.	4,549
4	Ingersoll-Rand PLC	400
56	ITT, Inc.	2,943
71	Kennametal, Inc.	2,668
44	Oshkosh Corp.	3,302
36	Parker Hannifin Corp.	5,933
12	Proto Labs, Inc.(a)	1,490
55	Terex Corp.	1,689
49	Toro Co. (The)	2,916
71	Watts Water Technologies, Inc., Series A	5,316
31	Xylem, Inc.	2,209

		57,186

	Media — 0.2%
3	Cable One, Inc.	2,653
34	CBS Corp., Class B	1,682
35	Discovery, Inc., Series C(a)	933
60	New York Times Co. (The), Class A	1,542
27	Omnicom Group, Inc.	2,103

		8,913

	Metals & Mining — 0.3%
100	Commercial Metals Co.	1,745
202	Newmont Mining Corp.	6,890
17	Nucor Corp.	1,041
43	Reliance Steel & Aluminum Co.	3,521
28	Royal Gold, Inc.	2,447

		15,644

	Multi-Utilities — 0.3%
99	Consolidated Edison, Inc.	7,687
18	DTE Energy Co.	2,120
26	Sempra Energy	3,041

		12,848

	Multiline Retail — 0.0%
12	Macy’s, Inc.	316

	Oil, Gas & Consumable Fuels — 1.0%
43	Apache Corp.	1,411
182	ConocoPhillips	12,320
187	Denbury Resources, Inc.(a)	380
68	Devon Energy Corp.	1,812
26	Diamondback Energy, Inc.	2,681
32	EQT Corp.	623
25	Equitrans Midstream Corp.(a)	520
81	Green Plains, Inc.	1,151
25	Hess Corp.	1,350
107	Marathon Oil Corp.	1,690

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
74	Noble Energy, Inc.	$1,653
119	Occidental Petroleum Corp.	7,947
71	ONEOK, Inc.	4,559
51	Valero Energy Corp.	4,479
53	World Fuel Services Corp.	1,319

		43,895

	Paper & Forest Products — 0.1%
42	Domtar Corp.	1,970
74	Louisiana-Pacific Corp.	1,804

		3,774

	Personal Products — 0.2%
35	Estee Lauder Cos., Inc. (The), Class A	4,775
5	Medifast, Inc.	636
95	Unilever NV	5,083

		10,494

	Pharmaceuticals — 1.1%
2	Allergan PLC	288
65	Bristol-Myers Squibb Co.	3,209
54	Catalent, Inc.(a)	1,994
53	Eli Lilly & Co.	6,353
37	Johnson & Johnson	4,924
121	Merck & Co., Inc.	9,006
227	Novo Nordisk AS, Sponsored ADR	10,673
28	Perrigo Co. PLC	1,301
290	Pfizer, Inc.	12,310
23	Supernus Pharmaceuticals, Inc.(a)	877

		50,935

	Professional Services — 0.3%
44	Exponent, Inc.	2,198
46	IHS Markit Ltd.(a)	2,388
17	Insperity, Inc.	1,814
45	Korn Ferry	2,052
27	ManpowerGroup, Inc.	2,134
41	Nielsen Holdings PLC	1,053
3	Verisk Analytics, Inc.(a)	352

		11,991

	Real Estate Management & Development — 0.1%
55	CBRE Group, Inc., Class A(a)	2,516
23	Jones Lang LaSalle, Inc.	3,299

		5,815

	REITs – Apartments — 0.4%
81	American Campus Communities, Inc.	3,728
12	AvalonBay Communities, Inc.	2,315
58	Camden Property Trust	5,623
32	Equity Residential	2,322
16	Essex Property Trust, Inc.	4,339
4	Mid-America Apartment Communities, Inc.	405

		18,732

	REITs – Diversified — 0.2%
22	Crown Castle International Corp.	2,575
39	CyrusOne, Inc.	2,114
23	Digital Realty Trust, Inc.	2,492
4	Equinix, Inc.	1,576
102	Weyerhaeuser Co.	2,676

		11,433

	REITs – Health Care — 0.4%
55	HCP, Inc.	1,735
47	Ventas, Inc.	3,031
183	Welltower, Inc.	14,180

		18,946

	REITs – Hotels — 0.1%
139	Host Hotels & Resorts, Inc.	$2,510

	REITs – Office Property — 0.4%
23	Boston Properties, Inc.	3,033
122	Corporate Office Properties Trust	3,012
147	Douglas Emmett, Inc.	5,561
65	Kilroy Realty Corp.	4,580

		16,186

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	323
18	Simon Property Group, Inc.	3,278

		3,601

	REITs – Single Tenant — 0.1%
184	Easterly Government Properties, Inc.	3,305

	REITs – Storage — 0.0%
8	Public Storage	1,700

	REITs – Warehouse/Industrials — 0.1%
106	Liberty Property Trust	4,997

	Road & Rail — 0.8%
36	Genesee & Wyoming, Inc., Class A(a)	2,827
49	Kansas City Southern	5,182
67	Norfolk Southern Corp.	11,238
35	Ryder System, Inc.	2,027
100	Union Pacific Corp.	15,907

		37,181

	Semiconductors & Semiconductor Equipment — 1.0%
15	Advanced Micro Devices, Inc.(a)	366
63	Applied Materials, Inc.	2,462
18	ASML Holding NV, (Registered)	3,150
43	Brooks Automation, Inc.	1,339
25	Cabot Microelectronics Corp.	2,547
47	Cirrus Logic, Inc.(a)	1,746
162	First Solar, Inc.(a)	8,196
324	Intel Corp.	15,267
15	NVIDIA Corp.	2,156
31	QUALCOMM, Inc.	1,535
36	Silicon Laboratories, Inc.(a)	2,754
26	Texas Instruments, Inc.	2,618

		44,136

	Software — 1.5%
23	Adobe, Inc.(a)	5,700
18	Autodesk, Inc.(a)	2,650
4	Citrix Systems, Inc.	410
13	Ellie Mae, Inc.(a)	985
12	Fair Isaac Corp.(a)	2,702
39	Fortinet, Inc.(a)	2,986
22	LogMeIn, Inc.	2,046
264	Microsoft Corp.	27,570
290	Oracle Corp.	14,567
33	PTC, Inc.(a)	2,798
24	Qualys, Inc.(a)	2,077
10	Ultimate Software Group, Inc. (The)(a)	2,731

		67,222

	Specialty Retail — 0.7%
28	Aaron’s, Inc.	1,402
82	American Eagle Outfitters, Inc.	1,732
30	Asbury Automotive Group, Inc.(a)	2,120
15	Best Buy Co., Inc.	889
15	Five Below, Inc.(a)	1,856
49	Home Depot, Inc. (The)	8,993
21	Lithia Motors, Inc., Class A	1,868

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
38	Lowe’s Cos., Inc.	$3,654
23	Monro, Inc.	1,648
18	Signet Jewelers Ltd.	438
13	Tiffany & Co.	1,153
50	TJX Cos., Inc. (The)	2,486
30	Williams-Sonoma, Inc.	1,633

		29,872

	Technology Hardware, Storage & Peripherals — 0.7%
68	Apple, Inc.	11,318
545	Hewlett Packard Enterprise Co.	8,496
288	HP, Inc.	6,345
77	NCR Corp.(a)	2,060
37	NetApp, Inc.	2,359
8	Seagate Technology PLC	354
13	Western Digital Corp.	585
65	Xerox Corp.	1,834

		33,351

	Textiles, Apparel & Luxury Goods — 0.4%
18	Deckers Outdoor Corp.(a)	2,312
131	EssilorLuxottica S.A., Sponsored ADR	8,305
18	Hanesbrands, Inc.	270
69	NIKE, Inc., Class B	5,650
4	PVH Corp.	436
71	Wolverine World Wide, Inc.	2,436

		19,409

	Thrifts & Mortgage Finance — 0.1%
265	New York Community Bancorp, Inc.	3,079

	Trading Companies & Distributors — 0.4%
117	Fastenal Co.	7,074
23	GATX Corp.	1,741
32	W.W. Grainger, Inc.	9,452

		18,267

	Water Utilities — 0.5%
191	American Water Works Co., Inc.	18,273
75	Aqua America, Inc.	2,629

		20,902

	Total Common Stocks (Identified Cost $1,675,992)	1,682,730

Exchange-Traded Funds — 10.6%
5,179	iShares® ESG MSCI EAFE ETF	316,592
4,811	iShares® ESG MSCI Emerging Markets ETF	163,815

	Total Exchange-Traded Funds (Identified Cost $472,139)	480,407

Affiliated Mutual Funds — 49.2%
31,533	Loomis Sayles Inflation Protected Securities Fund, Class N	319,741
44,467	Loomis Sayles Limited Term Government and Agency Fund, Class N	498,471
124,989	Mirova Global Green Bond Fund, Class N	1,232,393
17,551	Mirova International Sustainable Equity Fund, Class N(a)	184,465

	Total Affiliated Mutual Funds (Identified Cost $2,257,725)	2,235,070

	Total Investments — 96.9% (Identified Cost $4,405,856)	4,398,207
	Other assets less liabilities — 3.1%	141,611

	Net Assets — 100.0%	$4,539,818

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	51.8%
Fixed Income	45.1

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 37.7% of Net Assets
	Aerospace & Defense — 0.3%
9	Arconic, Inc.	$169
16	Axon Enterprise, Inc.(a)	816
23	Moog, Inc., Class A	2,058
6	Raytheon Co.	989
11	Teledyne Technologies, Inc.(a)	2,466
56	United Technologies Corp.	6,612

		13,110

	Air Freight & Logistics — 0.2%
64	United Parcel Service, Inc., Class B	6,746

	Auto Components — 0.3%
98	American Axle & Manufacturing Holdings, Inc.(a)	1,448
52	Aptiv PLC	4,115
148	Valeo S.A., Sponsored ADR	2,323
21	Visteon Corp.(a)	1,615

		9,501

	Automobiles — 0.2%
212	Byd Co. Ltd., ADR	2,504
32	Toyota Motor Corp., Sponsored ADR	3,941

		6,445

	Banks — 2.8%
66	Ameris Bancorp	2,505
108	BancorpSouth Bank	3,151
159	BB&T Corp.	7,759
270	Citizens Financial Group, Inc.	9,158
82	Columbia Banking System, Inc.	3,014
14	Comerica, Inc.	1,102
209	CVB Financial Corp.	4,579
189	Fulton Financial Corp.	3,034
302	Huntington Bancshares, Inc.	3,999
96	International Bancshares Corp.	3,405
159	KBC Group NV, Sponsored ADR	5,397
455	KeyCorp	7,494
30	M&T Bank Corp.	4,936
716	People’s United Financial, Inc.	11,728
96	PNC Financial Services Group, Inc. (The)	11,776
183	Regions Financial Corp.	2,776
26	Signature Bank	3,310
148	Trustmark Corp.	4,666
51	Westamerica Bancorporation	3,196
39	Wintrust Financial Corp.	2,775
148	Zions Bancorp N.A.	7,043

		106,803

	Beverages — 0.6%
113	Brown-Forman Corp., Class B	5,339
235	Coca-Cola Co. (The)	11,311
58	PepsiCo, Inc.	6,535

		23,185

	Biotechnology — 0.7%
28	AbbVie, Inc.	2,248
51	Amgen, Inc.	9,543
7	Biogen, Inc.(a)	2,337
136	Gilead Sciences, Inc.	9,521
7	Ligand Pharmaceuticals, Inc.(a)	827
30	Repligen Corp.(a)	1,710

		26,186

	Building Products — 0.4%
71	A.O. Smith Corp.	3,398
275	Johnson Controls International PLC	9,287
15	Lennox International, Inc.	3,439

		16,124

	Capital Markets — 1.5%
9	Affiliated Managers Group, Inc.	$944
15	Ameriprise Financial, Inc.	1,899
198	Bank of New York Mellon Corp. (The)	10,359
21	BlackRock, Inc.	8,717
34	Charles Schwab Corp. (The)	1,590
28	CME Group, Inc.	5,104
11	FactSet Research Systems, Inc.	2,405
129	Franklin Resources, Inc.	3,820
22	Intercontinental Exchange, Inc.	1,689
48	Invesco Ltd.	875
77	Janus Henderson Group PLC	1,681
83	Legg Mason, Inc.	2,473
12	Moody’s Corp.	1,902
69	Northern Trust Corp.	6,104
14	S&P Global, Inc.	2,683
75	State Street Corp.	5,317

		57,562

	Chemicals — 1.6%
17	Air Products & Chemicals, Inc.	2,795
62	Chr. Hansen Holding AS, Sponsored ADR	2,965
137	Ecolab, Inc.	21,669
42	HB Fuller Co.	2,074
29	Innospec, Inc.	2,038
25	International Flavors & Fragrances, Inc.	3,545
60	Linde PLC	9,781
39	Minerals Technologies, Inc.	2,284
53	Novozymes AS, Sponsored ADR	2,221
20	Stepan Co.	1,759
344	Symrise AG, Sponsored ADR	7,138

		58,269

	Commercial Services & Supplies — 0.3%
37	Healthcare Services Group, Inc.	1,614
23	MSA Safety, Inc.	2,304
34	Tetra Tech, Inc.	1,877
57	Waste Management, Inc.	5,453

		11,248

	Communications Equipment — 0.5%
51	Ciena Corp.(a)	1,943
269	Cisco Systems, Inc.	12,721
27	InterDigital, Inc.	1,966
17	Lumentum Holdings, Inc.(a)	831
17	Motorola Solutions, Inc.	1,987

		19,448

	Construction & Engineering — 0.1%
96	AECOM(a)	2,939
57	Fluor Corp.	2,084

		5,023

	Consumer Finance — 0.2%
49	American Express Co.	5,032
99	Navient Corp.	1,129

		6,161

	Containers & Packaging — 0.3%
99	Ball Corp.	5,176
28	Crown Holdings, Inc.(a)	1,428
61	International Paper Co.	2,893
84	Owens-Illinois, Inc.	1,686

		11,183

	Distributors — 0.2%
48	Genuine Parts Co.	4,791
14	Pool Corp.	2,099

		6,890

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
63	Service Corp. International	$2,704

	Diversified Telecommunication Services — 0.4%
180	AT&T, Inc.	5,411
175	CenturyLink, Inc.	2,681
96	Verizon Communications, Inc.	5,286

		13,378

	Electric Utilities — 0.6%
144	American Electric Power Co., Inc.	11,393
21	Edison International	1,197
25	Eversource Energy	1,735
28	IDACORP, Inc.	2,730
32	NextEra Energy, Inc.	5,727

		22,782

	Electrical Equipment — 0.6%
11	Acuity Brands, Inc.	1,330
166	Eaton Corp. PLC	12,657
21	Hubbell, Inc.	2,296
227	Vestas Wind Systems AS, Sponsored ADR	6,288

		22,571

	Electronic Equipment, Instruments & Components — 0.5%
53	Avnet, Inc.	2,184
22	Belden, Inc.	1,179
42	Cognex Corp.	1,911
7	Coherent, Inc.(a)	827
42	Keysight Technologies, Inc.(a)	3,109
11	Littelfuse, Inc.	1,933
10	Rogers Corp.(a)	1,269
22	TE Connectivity Ltd.	1,781
71	Trimble, Inc.(a)	2,674
13	Zebra Technologies Corp., Class A(a)	2,257

		19,124

	Energy Equipment & Services — 0.4%
33	Apergy Corp.(a)	1,110
28	Baker Hughes, a GE Co.	660
61	C&J Energy Services, Inc.(a)	980
18	Core Laboratories NV	1,214
57	McDermott International, Inc.(a)	503
36	National Oilwell Varco, Inc.	1,061
56	Oceaneering International, Inc.(a)	879
50	Oil States International, Inc.(a)	861
153	Schlumberger Ltd.	6,764
30	TechnipFMC PLC	689

		14,721

	Entertainment — 0.8%
51	Cinemark Holdings, Inc.	2,087
12	Netflix, Inc.(a)	4,074
22	Twenty-First Century Fox, Inc., Class A	1,085
43	Twenty-First Century Fox, Inc., Class B	2,109
192	Walt Disney Co. (The)	21,412

		30,767

	Food & Staples Retailing — 0.2%
127	Kroger Co. (The)	3,598
27	Sysco Corp.	1,724
50	Walgreens Boots Alliance, Inc.	3,613

		8,935

	Food Products — 0.6%
82	Campbell Soup Co.	2,905
186	Danone S.A., Sponsored ADR	2,710
21	General Mills, Inc.	933
	Food Products — continued
55	Hain Celestial Group, Inc. (The)(a)	$1,008
4	Hershey Co. (The)	424
16	Hormel Foods Corp.	677
21	Ingredion, Inc.	2,079
18	J.M. Smucker Co. (The)	1,888
55	Kellogg Co.	3,246
89	Kraft Heinz Co. (The)	4,277
28	Lamb Weston Holdings, Inc.	2,025
26	Mondelez International, Inc., Class A	1,203

		23,375

	Gas Utilities — 0.2%
57	New Jersey Resources Corp.	2,764
32	ONE Gas, Inc.	2,629
63	South Jersey Industries, Inc.	1,876

		7,269

	Health Care Equipment & Supplies — 0.7%
185	Coloplast AS, Sponsored ADR	1,685
70	Danaher Corp.	7,764
15	DENTSPLY SIRONA, Inc.	629
30	Globus Medical, Inc.(a)	1,352
17	Haemonetics Corp.(a)	1,682
16	LivaNova PLC(a)	1,477
45	Medtronic PLC	3,978
113	Meridian Bioscience, Inc.	1,852
23	Merit Medical Systems, Inc.(a)	1,300
31	STERIS PLC	3,536
22	West Pharmaceutical Services, Inc.	2,382

		27,637

	Health Care Providers & Services — 1.5%
31	Acadia Healthcare Co., Inc.(a)	848
10	Amedisys, Inc.(a)	1,312
8	Anthem, Inc.	2,424
7	Chemed Corp.	2,086
13	Cigna Corp.	2,598
71	CVS Health Corp.	4,654
30	DaVita, Inc.(a)	1,684
30	Encompass Health Corp.	2,005
109	Fresenius SE & Co. KGaA, Sponsored ADR	1,413
45	HCA Healthcare, Inc.	6,274
17	Henry Schein, Inc.(a)	1,321
29	Humana, Inc.	8,961
18	Laboratory Corp. of America Holdings(a)	2,508
32	MEDNAX, Inc.(a)	1,155
51	Patterson Cos., Inc.	1,137
29	Quest Diagnostics, Inc.	2,533
43	UnitedHealth Group, Inc.	11,619

		54,532

	Health Care Technology — 0.1%
108	Allscripts Healthcare Solutions, Inc.(a)	1,273
25	Medidata Solutions, Inc.(a)	1,774

		3,047

	Hotels, Restaurants & Leisure — 0.5%
32	Dunkin’ Brands Group, Inc.	2,188
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
10	McDonald’s Corp.	1,788
144	MGM Resorts International	4,239
28	Six Flags Entertainment Corp.	1,725
64	Starbucks Corp.	4,361
108	Wendy’s Co. (The)	1,871

		19,311

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.2%
86	KB Home	$1,841
65	Meritage Homes Corp.(a)	2,930
206	Sekisui House Ltd., Sponsored ADR	3,109
40	Tupperware Brands Corp.	1,091
2	Whirlpool Corp.	266

		9,237

	Household Products — 0.7%
8	Church & Dwight Co., Inc.	517
16	Clorox Co. (The)	2,374
69	Colgate-Palmolive Co.	4,463
181	Procter & Gamble Co. (The)	17,461

		24,815

	Independent Power & Renewable Electricity Producers — 0.6%
95	AES Corp. (The)	1,557
180	Ormat Technologies, Inc.	10,388
425	Pattern Energy Group, Inc.	9,044

		20,989

	Industrial Conglomerates — 0.2%
20	Roper Technologies, Inc.	5,665

	Industrial Other — 0.0%
27	Iron Mountain, Inc.	1,004

	Insurance — 1.6%
31	Aflac, Inc.	1,479
189	AIA Group Ltd., Sponsored ADR	6,876
102	Allianz SE, Sponsored ADR	2,159
45	Allstate Corp. (The)	3,954
38	Aspen Insurance Holdings Ltd.	1,586
78	Chubb Ltd.	10,378
49	First American Financial Corp.	2,454
57	Hartford Financial Services Group, Inc. (The)	2,674
183	Legal & General Group PLC, Sponsored ADR	3,152
26	Lincoln National Corp.	1,521
33	Marsh & McLennan Cos., Inc.	2,910
57	MetLife, Inc.	2,603
102	Prudential Financial, Inc.	9,398
91	Prudential PLC, Sponsored ADR	3,589
37	Travelers Cos., Inc. (The)	4,645

		59,378

	Interactive Media & Services — 0.9%
17	Alphabet, Inc., Class A(a)	19,140
4	Alphabet, Inc., Class C(a)	4,466
63	Facebook, Inc., Class A(a)	10,501
7	TripAdvisor, Inc.(a)	402

		34,509

	Internet & Direct Marketing Retail — 0.8%
10	Amazon.com, Inc.(a)	17,187
3	Booking Holdings, Inc.(a)	5,498
207	eBay, Inc.(a)	6,966

		29,651

	IT Services — 1.7%
44	Accenture PLC, Class A	6,756
5	Akamai Technologies, Inc.(a)	326
22	Cognizant Technology Solutions Corp., Class A	1,533
31	International Business Machines Corp.	4,167
23	Jack Henry & Associates, Inc.	3,072
43	Leidos Holdings, Inc.	2,494
92	MasterCard, Inc., Class A	19,424
41	PayPal Holdings, Inc.(a)	3,639
76	Sabre Corp.	1,746
132	Visa, Inc., Class A	17,821
	IT Services — continued
62	Western Union Co. (The)	$1,132
15	WEX, Inc.(a)	2,420

		64,530

	Leisure Products — 0.0%
66	Callaway Golf Co.	1,075

	Life Sciences Tools & Services — 0.5%
5	Illumina, Inc.(a)	1,399
14	IQVIA Holdings, Inc.(a)	1,806
64	Thermo Fisher Scientific, Inc.	15,723

		18,928

	Machinery — 1.3%
36	AGCO Corp.	2,311
62	Caterpillar, Inc.	8,256
6	Cummins, Inc.	883
37	Deere & Co.	6,068
68	Flowserve Corp.	2,995
26	IDEX Corp.	3,584
4	Ingersoll-Rand PLC	400
48	ITT, Inc.	2,523
67	Kennametal, Inc.	2,518
38	Oshkosh Corp.	2,852
32	Parker Hannifin Corp.	5,274
11	Proto Labs, Inc.(a)	1,366
48	Terex Corp.	1,474
46	Toro Co. (The)	2,737
50	Watts Water Technologies, Inc., Series A	3,743
36	Xylem, Inc.	2,565

		49,549

	Media — 0.2%
3	Cable One, Inc.	2,653
24	CBS Corp., Class B	1,187
31	Discovery, Inc., Series C(a)	826
52	New York Times Co. (The), Class A	1,337
23	Omnicom Group, Inc.	1,791

		7,794

	Metals & Mining — 0.4%
87	Commercial Metals Co.	1,518
175	Newmont Mining Corp.	5,969
15	Nucor Corp.	919
40	Reliance Steel & Aluminum Co.	3,275
24	Royal Gold, Inc.	2,097

		13,778

	Multi-Utilities — 0.3%
86	Consolidated Edison, Inc.	6,678
16	DTE Energy Co.	1,884
23	Sempra Energy	2,690

		11,252

	Multiline Retail — 0.0%
10	Macy’s, Inc.	263

	Oil, Gas & Consumable Fuels — 1.0%
37	Apache Corp.	1,214
150	ConocoPhillips	10,153
163	Denbury Resources, Inc.(a)	331
59	Devon Energy Corp.	1,572
22	Diamondback Energy, Inc.	2,269
28	EQT Corp.	545
22	Equitrans Midstream Corp.(a)	458
70	Green Plains, Inc.	995
22	Hess Corp.	1,188
93	Marathon Oil Corp.	1,468

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
64	Noble Energy, Inc.	$1,430
101	Occidental Petroleum Corp.	6,745
61	ONEOK, Inc.	3,917
44	Valero Energy Corp.	3,864
46	World Fuel Services Corp.	1,145

		37,294

	Paper & Forest Products — 0.1%
36	Domtar Corp.	1,689
64	Louisiana-Pacific Corp.	1,560

		3,249

	Personal Products — 0.2%
25	Estee Lauder Cos., Inc. (The), Class A	3,411
5	Medifast, Inc.	636
67	Unilever NV	3,585

		7,632

	Pharmaceuticals — 1.1%
3	Allergan PLC	432
57	Bristol-Myers Squibb Co.	2,814
46	Catalent, Inc.(a)	1,699
46	Eli Lilly & Co.	5,513
33	Johnson & Johnson	4,392
106	Merck & Co., Inc.	7,889
160	Novo Nordisk AS, Sponsored ADR	7,523
24	Perrigo Co. PLC	1,115
255	Pfizer, Inc.	10,825
20	Supernus Pharmaceuticals, Inc.(a)	763

		42,965

	Professional Services — 0.3%
42	Exponent, Inc.	2,098
41	IHS Markit Ltd.(a)	2,129
16	Insperity, Inc.	1,707
39	Korn Ferry	1,778
23	ManpowerGroup, Inc.	1,818
31	Nielsen Holdings PLC	796
2	Verisk Analytics, Inc.(a)	235

		10,561

	Real Estate Management & Development — 0.1%
38	CBRE Group, Inc., Class A(a)	1,739
20	Jones Lang LaSalle, Inc.	2,868

		4,607

	REITs – Apartments — 0.4%
70	American Campus Communities, Inc.	3,221
8	AvalonBay Communities, Inc.	1,543
46	Camden Property Trust	4,460
28	Equity Residential	2,032
14	Essex Property Trust, Inc.	3,797
4	Mid-America Apartment Communities, Inc.	405

		15,458

	REITs – Diversified — 0.3%
14	Crown Castle International Corp.	1,639
34	CyrusOne, Inc.	1,843
20	Digital Realty Trust, Inc.	2,167
4	Equinix, Inc.	1,576
114	Weyerhaeuser Co.	2,991

		10,216

	REITs – Health Care — 0.4%
46	HCP, Inc.	1,451
42	Ventas, Inc.	2,708
161	Welltower, Inc.	12,476

		16,635

	REITs – Hotels — 0.1%
141	Host Hotels & Resorts, Inc.	$2,546

	REITs – Office Property — 0.4%
16	Boston Properties, Inc.	2,110
115	Corporate Office Properties Trust	2,839
119	Douglas Emmett, Inc.	4,502
53	Kilroy Realty Corp.	3,734

		13,185

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	277
15	Simon Property Group, Inc.	2,732

		3,009

	REITs – Single Tenant — 0.1%
159	Easterly Government Properties, Inc.	2,856

	REITs – Storage — 0.0%
6	Public Storage	1,275

	REITs – Warehouse/Industrials — 0.1%
86	Liberty Property Trust	4,054

	Road & Rail — 0.8%
30	Genesee & Wyoming, Inc., Class A(a)	2,356
35	Kansas City Southern	3,701
59	Norfolk Southern Corp.	9,897
31	Ryder System, Inc.	1,795
89	Union Pacific Corp.	14,157

		31,906

	Semiconductors & Semiconductor Equipment — 1.0%
14	Advanced Micro Devices, Inc.(a)	342
74	Applied Materials, Inc.	2,892
13	ASML Holding NV, (Registered)	2,275
38	Brooks Automation, Inc.	1,183
21	Cabot Microelectronics Corp.	2,140
40	Cirrus Logic, Inc.(a)	1,486
143	First Solar, Inc.(a)	7,234
283	Intel Corp.	13,335
17	NVIDIA Corp.	2,444
29	QUALCOMM, Inc.	1,436
31	Silicon Laboratories, Inc.(a)	2,372
18	Texas Instruments, Inc.	1,812

		38,951

	Software — 1.5%
21	Adobe, Inc.(a)	5,204
12	Autodesk, Inc.(a)	1,767
4	Citrix Systems, Inc.	410
9	Ellie Mae, Inc.(a)	682
11	Fair Isaac Corp.(a)	2,477
37	Fortinet, Inc.(a)	2,833
18	LogMeIn, Inc.	1,674
209	Microsoft Corp.	21,826
241	Oracle Corp.	12,106
28	PTC, Inc.(a)	2,374
21	Qualys, Inc.(a)	1,817
8	Ultimate Software Group, Inc. (The)(a)	2,185

		55,355

	Specialty Retail — 0.7%
24	Aaron’s, Inc.	1,201
71	American Eagle Outfitters, Inc.	1,500
26	Asbury Automotive Group, Inc.(a)	1,837
13	Best Buy Co., Inc.	770
13	Five Below, Inc.(a)	1,608
43	Home Depot, Inc. (The)	7,892
18	Lithia Motors, Inc., Class A	1,601

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
36	Lowe’s Cos., Inc.	$3,462
20	Monro, Inc.	1,433
15	Signet Jewelers Ltd.	365
16	Tiffany & Co.	1,420
42	TJX Cos., Inc. (The)	2,089
26	Williams-Sonoma, Inc.	1,415

		26,593

	Technology Hardware, Storage & Peripherals — 0.8%
60	Apple, Inc.	9,986
477	Hewlett Packard Enterprise Co.	7,437
249	HP, Inc.	5,486
67	NCR Corp.(a)	1,792
43	NetApp, Inc.	2,742
7	Seagate Technology PLC	310
9	Western Digital Corp.	405
57	Xerox Corp.	1,608

		29,766

	Textiles, Apparel & Luxury Goods — 0.4%
17	Deckers Outdoor Corp.(a)	2,184
92	EssilorLuxottica S.A., Sponsored ADR	5,832
16	Hanesbrands, Inc.	240
60	NIKE, Inc., Class B	4,913
4	PVH Corp.	436
61	Wolverine World Wide, Inc.	2,093

		15,698

	Thrifts & Mortgage Finance — 0.1%
252	New York Community Bancorp, Inc.	2,928

	Trading Companies & Distributors — 0.4%
103	Fastenal Co.	6,227
20	GATX Corp.	1,514
28	W.W. Grainger, Inc.	8,271

		16,012

	Water Utilities — 0.5%
153	American Water Works Co., Inc.	14,638
65	Aqua America, Inc.	2,278

		16,916

	Total Common Stocks (Identified Cost $1,388,818)	1,416,121

Exchange-Traded Funds — 12.1%
5,082	iShares® ESG MSCI EAFE ETF	310,663
4,190	iShares® ESG MSCI Emerging Markets ETF	142,669

	Total Exchange-Traded Funds (Identified Cost $446,949)	453,332

Affiliated Mutual Funds — 42.7%
19,073	Loomis Sayles Inflation Protected Securities Fund, Class N	193,399
32,558	Loomis Sayles Limited Term Government and Agency Fund, Class N	364,977
86,298	Mirova Global Green Bond Fund, Class N	850,898
18,627	Mirova International Sustainable Equity Fund, Class N(a)	195,771

	Total Affiliated Mutual Funds (Identified Cost $1,618,700)	1,605,045

	Total Investments — 92.5% (Identified Cost $3,454,467)	3,474,498
	Other assets less liabilities — 7.5%	282,037

	Net Assets — 100.0%	$3,756,535

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	55.0%
Fixed Income	37.5

Total Investments	92.5
Other assets less liabilities	7.5

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 51.3% of Net Assets
	Aerospace & Defense — 0.4%
10	Arconic, Inc.	$188
15	Axon Enterprise, Inc.(a)	765
24	Moog, Inc., Class A	2,147
5	Raytheon Co.	824
13	Teledyne Technologies, Inc.(a)	2,915
59	United Technologies Corp.	6,966

		13,805

	Air Freight & Logistics — 0.2%
71	United Parcel Service, Inc., Class B	7,483

	Auto Components — 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,478
78	Aptiv PLC	6,172
222	Valeo S.A., Sponsored ADR	3,486
24	Visteon Corp.(a)	1,845

		12,981

	Automobiles — 0.3%
319	Byd Co. Ltd., ADR	3,768
48	Toyota Motor Corp., Sponsored ADR	5,912

		9,680

	Banks — 3.8%
69	Ameris Bancorp	2,619
118	BancorpSouth Bank	3,443
179	BB&T Corp.	8,735
295	Citizens Financial Group, Inc.	10,006
90	Columbia Banking System, Inc.	3,308
14	Comerica, Inc.	1,102
238	CVB Financial Corp.	5,215
206	Fulton Financial Corp.	3,306
338	Huntington Bancshares, Inc.	4,475
105	International Bancshares Corp.	3,724
239	KBC Group NV, Sponsored ADR	8,112
501	KeyCorp	8,252
34	M&T Bank Corp.	5,594
811	People’s United Financial, Inc.	13,284
109	PNC Financial Services Group, Inc. (The)	13,371
194	Regions Financial Corp.	2,943
40	Signature Bank	5,092
169	Trustmark Corp.	5,329
57	Westamerica Bancorporation	3,572
44	Wintrust Financial Corp.	3,130
165	Zions Bancorp N.A.	7,852

		122,464

	Beverages — 0.8%
127	Brown-Forman Corp., Class B	6,001
266	Coca-Cola Co. (The)	12,803
66	PepsiCo, Inc.	7,436

		26,240

	Biotechnology — 0.9%
22	AbbVie, Inc.	1,766
57	Amgen, Inc.	10,665
7	Biogen, Inc.(a)	2,337
162	Gilead Sciences, Inc.	11,342
8	Ligand Pharmaceuticals, Inc.(a)	945
28	Repligen Corp.(a)	1,596

		28,651

	Building Products — 0.6%
107	A.O. Smith Corp.	5,121
310	Johnson Controls International PLC	10,468
17	Lennox International, Inc.	3,898

		19,487

	Capital Markets — 1.9%
5	Affiliated Managers Group, Inc.	$525
15	Ameriprise Financial, Inc.	1,899
225	Bank of New York Mellon Corp. (The)	11,772
23	BlackRock, Inc.	9,547
37	Charles Schwab Corp. (The)	1,730
32	CME Group, Inc.	5,833
13	FactSet Research Systems, Inc.	2,842
133	Franklin Resources, Inc.	3,938
25	Intercontinental Exchange, Inc.	1,919
47	Invesco Ltd.	856
79	Janus Henderson Group PLC	1,725
93	Legg Mason, Inc.	2,771
13	Moody’s Corp.	2,061
73	Northern Trust Corp.	6,458
11	S&P Global, Inc.	2,108
80	State Street Corp.	5,672

		61,656

	Chemicals — 2.3%
17	Air Products & Chemicals, Inc.	2,795
93	Chr. Hansen Holding AS, Sponsored ADR	4,448
171	Ecolab, Inc.	27,047
48	HB Fuller Co.	2,371
31	Innospec, Inc.	2,178
32	International Flavors & Fragrances, Inc.	4,537
69	Linde PLC	11,248
37	Minerals Technologies, Inc.	2,167
80	Novozymes AS, Sponsored ADR	3,353
21	Stepan Co.	1,846
517	Symrise AG, Sponsored ADR	10,728

		72,718

	Commercial Services & Supplies — 0.4%
43	Healthcare Services Group, Inc.	1,876
24	MSA Safety, Inc.	2,404
36	Tetra Tech, Inc.	1,987
64	Waste Management, Inc.	6,123

		12,390

	Communications Equipment — 0.7%
58	Ciena Corp.(a)	2,209
301	Cisco Systems, Inc.	14,234
31	InterDigital, Inc.	2,257
17	Lumentum Holdings, Inc.(a)	832
25	Motorola Solutions, Inc.	2,923

		22,455

	Construction & Engineering — 0.2%
106	AECOM(a)	3,244
54	Fluor Corp.	1,975

		5,219

	Consumer Finance — 0.2%
55	American Express Co.	5,649
115	Navient Corp.	1,311

		6,960

	Containers & Packaging — 0.4%
106	Ball Corp.	5,542
29	Crown Holdings, Inc.(a)	1,479
57	International Paper Co.	2,703
97	Owens-Illinois, Inc.	1,947

		11,671

	Distributors — 0.2%
51	Genuine Parts Co.	5,091
15	Pool Corp.	2,248

		7,339

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
70	Service Corp. International	$3,004

	Diversified Telecommunication Services — 0.5%
202	AT&T, Inc.	6,072
185	CenturyLink, Inc.	2,834
108	Verizon Communications, Inc.	5,947

		14,853

	Electric Utilities — 0.9%
163	American Electric Power Co., Inc.	12,897
22	Edison International	1,253
27	Eversource Energy	1,874
31	IDACORP, Inc.	3,023
48	NextEra Energy, Inc.	8,591

		27,638

	Electrical Equipment — 0.9%
11	Acuity Brands, Inc.	1,330
220	Eaton Corp. PLC	16,775
22	Hubbell, Inc.	2,405
341	Vestas Wind Systems AS, Sponsored ADR	9,446

		29,956

	Electronic Equipment, Instruments & Components — 0.7%
61	Avnet, Inc.	2,513
23	Belden, Inc.	1,233
48	Cognex Corp.	2,184
8	Coherent, Inc.(a)	946
48	Keysight Technologies, Inc.(a)	3,553
11	Littelfuse, Inc.	1,933
11	Rogers Corp.(a)	1,396
24	TE Connectivity Ltd.	1,943
74	Trimble, Inc.(a)	2,787
14	Zebra Technologies Corp., Class A(a)	2,430

		20,918

	Energy Equipment & Services — 0.5%
34	Apergy Corp.(a)	1,143
30	Baker Hughes, a GE Co.	707
63	C&J Energy Services, Inc.(a)	1,013
18	Core Laboratories NV	1,214
58	McDermott International, Inc.(a)	512
38	National Oilwell Varco, Inc.	1,120
57	Oceaneering International, Inc.(a)	894
51	Oil States International, Inc.(a)	878
160	Schlumberger Ltd.	7,074
31	TechnipFMC PLC	712

		15,267

	Entertainment — 1.1%
48	Cinemark Holdings, Inc.	1,964
13	Netflix, Inc.(a)	4,413
15	Twenty-First Century Fox, Inc., Class A	740
47	Twenty-First Century Fox, Inc., Class B	2,306
217	Walt Disney Co. (The)	24,200

		33,623

	Food & Staples Retailing — 0.3%
110	Kroger Co. (The)	3,116
41	Sysco Corp.	2,618
56	Walgreens Boots Alliance, Inc.	4,047

		9,781

	Food Products — 0.8%
92	Campbell Soup Co.	3,259
280	Danone S.A., Sponsored ADR	4,080
24	General Mills, Inc.	1,067
	Food Products — continued
57	Hain Celestial Group, Inc. (The)(a)	$1,045
4	Hershey Co. (The)	424
16	Hormel Foods Corp.	677
20	Ingredion, Inc.	1,980
19	J.M. Smucker Co. (The)	1,993
46	Kellogg Co.	2,714
94	Kraft Heinz Co. (The)	4,518
33	Lamb Weston Holdings, Inc.	2,386
12	Mondelez International, Inc., Class A	555

		24,698

	Gas Utilities — 0.3%
64	New Jersey Resources Corp.	3,104
36	ONE Gas, Inc.	2,958
72	South Jersey Industries, Inc.	2,144

		8,206

	Health Care Equipment & Supplies — 1.0%
278	Coloplast AS, Sponsored ADR	2,533
105	Danaher Corp.	11,647
15	DENTSPLY SIRONA, Inc.	629
31	Globus Medical, Inc.(a)	1,396
16	Haemonetics Corp.(a)	1,583
15	LivaNova PLC(a)	1,385
50	Medtronic PLC	4,419
118	Meridian Bioscience, Inc.	1,934
23	Merit Medical Systems, Inc.(a)	1,300
35	STERIS PLC	3,992
23	West Pharmaceutical Services, Inc.	2,490

		33,308

	Health Care Providers & Services — 1.9%
32	Acadia Healthcare Co., Inc.(a)	876
11	Amedisys, Inc.(a)	1,443
12	Anthem, Inc.	3,636
8	Chemed Corp.	2,383
19	Cigna Corp.	3,796
79	CVS Health Corp.	5,178
30	DaVita, Inc.(a)	1,684
28	Encompass Health Corp.	1,872
164	Fresenius SE & Co. KGaA, Sponsored ADR	2,126
49	HCA Healthcare, Inc.	6,832
18	Henry Schein, Inc.(a)	1,399
34	Humana, Inc.	10,506
18	Laboratory Corp. of America Holdings(a)	2,508
33	MEDNAX, Inc.(a)	1,192
52	Patterson Cos., Inc.	1,159
30	Quest Diagnostics, Inc.	2,620
48	UnitedHealth Group, Inc.	12,970

		62,180

	Health Care Technology — 0.1%
111	Allscripts Healthcare Solutions, Inc.(a)	1,309
28	Medidata Solutions, Inc.(a)	1,987

		3,296

	Hotels, Restaurants & Leisure — 0.7%
33	Dunkin’ Brands Group, Inc.	2,257
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
14	McDonald’s Corp.	2,503
162	MGM Resorts International	4,769
29	Six Flags Entertainment Corp.	1,786
79	Starbucks Corp.	5,383
123	Wendy’s Co. (The)	2,131

		21,968

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
99	KB Home	$2,119
72	Meritage Homes Corp.(a)	3,246
310	Sekisui House Ltd., Sponsored ADR	4,678
41	Tupperware Brands Corp.	1,118
2	Whirlpool Corp.	266

		11,427

	Household Products — 0.9%
7	Church & Dwight Co., Inc.	452
17	Clorox Co. (The)	2,523
72	Colgate-Palmolive Co.	4,657
204	Procter & Gamble Co. (The)	19,680

		27,312

	Independent Power & Renewable Electricity Producers — 0.7%
101	AES Corp. (The)	1,655
202	Ormat Technologies, Inc.	11,658
476	Pattern Energy Group, Inc.	10,129

		23,442

	Industrial Conglomerates — 0.3%
30	Roper Technologies, Inc.	8,498

	Industrial Other — 0.0%
25	Iron Mountain, Inc.	930

	Insurance — 2.3%
35	Aflac, Inc.	1,670
284	AIA Group Ltd., Sponsored ADR	10,332
154	Allianz SE, Sponsored ADR	3,259
48	Allstate Corp. (The)	4,218
39	Aspen Insurance Holdings Ltd.	1,627
89	Chubb Ltd.	11,841
56	First American Financial Corp.	2,804
64	Hartford Financial Services Group, Inc. (The)	3,003
276	Legal & General Group PLC, Sponsored ADR	4,754
28	Lincoln National Corp.	1,638
35	Marsh & McLennan Cos., Inc.	3,087
64	MetLife, Inc.	2,923
114	Prudential Financial, Inc.	10,504
138	Prudential PLC, Sponsored ADR	5,443
39	Travelers Cos., Inc. (The)	4,896

		71,999

	Interactive Media & Services — 1.3%
4	Alphabet, Inc., Class C(a)	4,465
22	Alphabet, Inc., Class A(a)	24,770
71	Facebook, Inc., Class A(a)	11,835
7	TripAdvisor, Inc.(a)	402

		41,472

	Internet & Direct Marketing Retail — 1.2%
12	Amazon.com, Inc.(a)	20,625
4	Booking Holdings, Inc.(a)	7,331
294	eBay, Inc.(a)	9,893

		37,849

	IT Services — 2.5%
49	Accenture PLC, Class A	7,524
6	Akamai Technologies, Inc.(a)	390
24	Cognizant Technology Solutions Corp., Class A	1,672
35	International Business Machines Corp.	4,705
27	Jack Henry & Associates, Inc.	3,606
44	Leidos Holdings, Inc.	2,552
122	MasterCard, Inc., Class A	25,758
47	PayPal Holdings, Inc.(a)	4,172
87	Sabre Corp.	1,999
165	Visa, Inc., Class A	22,277
	IT Services — continued
65	Western Union Co. (The)	$1,186
17	WEX, Inc.(a)	2,743

		78,584

	Leisure Products — 0.0%
68	Callaway Golf Co.	1,108

	Life Sciences Tools & Services — 0.8%
8	Illumina, Inc.(a)	2,238
15	IQVIA Holdings, Inc.(a)	1,935
88	Thermo Fisher Scientific, Inc.	21,619

		25,792

	Machinery — 1.7%
41	AGCO Corp.	2,632
71	Caterpillar, Inc.	9,454
7	Cummins, Inc.	1,030
41	Deere & Co.	6,724
72	Flowserve Corp.	3,171
30	IDEX Corp.	4,136
4	Ingersoll-Rand PLC	400
53	ITT, Inc.	2,786
70	Kennametal, Inc.	2,630
42	Oshkosh Corp.	3,152
38	Parker Hannifin Corp.	6,263
11	Proto Labs, Inc.(a)	1,366
49	Terex Corp.	1,505
47	Toro Co. (The)	2,796
75	Watts Water Technologies, Inc., Series A	5,615
30	Xylem, Inc.	2,138

		55,798

	Media — 0.3%
3	Cable One, Inc.	2,653
25	CBS Corp., Class B	1,236
32	Discovery, Inc., Series C(a)	853
53	New York Times Co. (The), Class A	1,363
25	Omnicom Group, Inc.	1,947

		8,052

	Metals & Mining — 0.5%
89	Commercial Metals Co.	1,553
190	Newmont Mining Corp.	6,481
16	Nucor Corp.	980
41	Reliance Steel & Aluminum Co.	3,357
25	Royal Gold, Inc.	2,184

		14,555

	Multi-Utilities — 0.4%
98	Consolidated Edison, Inc.	7,610
17	DTE Energy Co.	2,002
24	Sempra Energy	2,807

		12,419

	Multiline Retail — 0.0%
11	Macy’s, Inc.	289

	Oil, Gas & Consumable Fuels — 1.3%
40	Apache Corp.	1,313
170	ConocoPhillips	11,507
165	Denbury Resources, Inc.(a)	335
62	Devon Energy Corp.	1,652
23	Diamondback Energy, Inc.	2,372
30	EQT Corp.	584
24	Equitrans Midstream Corp.(a)	500
72	Green Plains, Inc.	1,023
23	Hess Corp.	1,242
98	Marathon Oil Corp.	1,547

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
68	Noble Energy, Inc.	$1,519
115	Occidental Petroleum Corp.	7,680
65	ONEOK, Inc.	4,174
47	Valero Energy Corp.	4,127
47	World Fuel Services Corp.	1,170

		40,745

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,735
65	Louisiana-Pacific Corp.	1,585

		3,320

	Personal Products — 0.3%
33	Estee Lauder Cos., Inc. (The), Class A	4,502
5	Medifast, Inc.	636
100	Unilever NV	5,351

		10,489

	Pharmaceuticals — 1.6%
3	Allergan PLC	432
64	Bristol-Myers Squibb Co.	3,160
53	Catalent, Inc.(a)	1,957
52	Eli Lilly & Co.	6,233
37	Johnson & Johnson	4,924
119	Merck & Co., Inc.	8,857
240	Novo Nordisk AS, Sponsored ADR	11,285
26	Perrigo Co. PLC	1,208
286	Pfizer, Inc.	12,141
20	Supernus Pharmaceuticals, Inc.(a)	762

		50,959

	Professional Services — 0.3%
43	Exponent, Inc.	2,148
39	IHS Markit Ltd.(a)	2,025
15	Insperity, Inc.	1,600
45	Korn Ferry	2,052
27	ManpowerGroup, Inc.	2,134
32	Nielsen Holdings PLC	822
3	Verisk Analytics, Inc.(a)	352

		11,133

	Real Estate Management & Development — 0.2%
41	CBRE Group, Inc., Class A(a)	1,876
22	Jones Lang LaSalle, Inc.	3,155

		5,031

	REITs – Apartments — 0.5%
78	American Campus Communities, Inc.	3,590
12	AvalonBay Communities, Inc.	2,315
51	Camden Property Trust	4,944
24	Equity Residential	1,741
15	Essex Property Trust, Inc.	4,068
3	Mid-America Apartment Communities, Inc.	304

		16,962

	REITs – Diversified — 0.4%
16	Crown Castle International Corp.	1,873
39	CyrusOne, Inc.	2,114
16	Digital Realty Trust, Inc.	1,733
6	Equinix, Inc.	2,364
137	Weyerhaeuser Co.	3,595

		11,679

	REITs – Health Care — 0.6%
63	HCP, Inc.	1,987
42	Ventas, Inc.	2,708
181	Welltower, Inc.	14,026

		18,721

	REITs – Hotels — 0.1%
140	Host Hotels & Resorts, Inc.	$2,528

	REITs – Office Property — 0.4%
18	Boston Properties, Inc.	2,373
117	Corporate Office Properties Trust	2,889
131	Douglas Emmett, Inc.	4,956
58	Kilroy Realty Corp.	4,087

		14,305

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	277
16	Simon Property Group, Inc.	2,914

		3,191

	REITs – Single Tenant — 0.1%
175	Easterly Government Properties, Inc.	3,143

	REITs – Storage — 0.0%
6	Public Storage	1,275

	REITs – Warehouse/Industrials — 0.1%
95	Liberty Property Trust	4,478

	Road & Rail — 1.1%
35	Genesee & Wyoming, Inc., Class A(a)	2,748
39	Kansas City Southern	4,124
66	Norfolk Southern Corp.	11,071
32	Ryder System, Inc.	1,853
98	Union Pacific Corp.	15,589

		35,385

	Semiconductors & Semiconductor Equipment — 1.4%
14	Advanced Micro Devices, Inc.(a)	342
83	Applied Materials, Inc.	3,244
19	ASML Holding NV, (Registered)	3,326
38	Brooks Automation, Inc.	1,183
24	Cabot Microelectronics Corp.	2,445
41	Cirrus Logic, Inc.(a)	1,523
160	First Solar, Inc.(a)	8,094
321	Intel Corp.	15,126
20	NVIDIA Corp.	2,875
29	QUALCOMM, Inc.	1,436
35	Silicon Laboratories, Inc.(a)	2,677
19	Texas Instruments, Inc.	1,913

		44,184

	Software — 2.1%
23	Adobe, Inc.(a)	5,700
18	Autodesk, Inc.(a)	2,650
4	Citrix Systems, Inc.	410
14	Ellie Mae, Inc.(a)	1,061
12	Fair Isaac Corp.(a)	2,702
38	Fortinet, Inc.(a)	2,910
19	LogMeIn, Inc.	1,767
270	Microsoft Corp.	28,196
292	Oracle Corp.	14,667
32	PTC, Inc.(a)	2,713
24	Qualys, Inc.(a)	2,077
9	Ultimate Software Group, Inc. (The)(a)	2,458

		67,311

	Specialty Retail — 0.9%
25	Aaron’s, Inc.	1,251
72	American Eagle Outfitters, Inc.	1,521
30	Asbury Automotive Group, Inc.(a)	2,119
13	Best Buy Co., Inc.	770
15	Five Below, Inc.(a)	1,856
48	Home Depot, Inc. (The)	8,809
19	Lithia Motors, Inc., Class A	1,690

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
37	Lowe’s Cos., Inc.	$3,558
21	Monro, Inc.	1,505
16	Signet Jewelers Ltd.	390
16	Tiffany & Co.	1,420
44	TJX Cos., Inc. (The)	2,188
27	Williams-Sonoma, Inc.	1,470

		28,547

	Technology Hardware, Storage & Peripherals — 1.0%
68	Apple, Inc.	11,318
524	Hewlett Packard Enterprise Co.	8,169
267	HP, Inc.	5,882
76	NCR Corp.(a)	2,033
48	NetApp, Inc.	3,061
7	Seagate Technology PLC	310
11	Western Digital Corp.	495
64	Xerox Corp.	1,805

		33,073

	Textiles, Apparel & Luxury Goods — 0.6%
18	Deckers Outdoor Corp.(a)	2,312
139	EssilorLuxottica S.A., Sponsored ADR	8,812
16	Hanesbrands, Inc.	240
68	NIKE, Inc., Class B	5,568
4	PVH Corp.	436
70	Wolverine World Wide, Inc.	2,402

		19,770

	Thrifts & Mortgage Finance — 0.1%
255	New York Community Bancorp, Inc.	2,963

	Trading Companies & Distributors — 0.6%
116	Fastenal Co.	7,013
23	GATX Corp.	1,741
33	W.W. Grainger, Inc.	9,748

		18,502

	Water Utilities — 0.6%
190	American Water Works Co., Inc.	18,177
74	Aqua America, Inc.	2,594

		20,771

	Total Common Stocks (Identified Cost $1,599,843)	1,637,886

Exchange-Traded Funds — 15.6%
5,268	iShares® ESG MSCI EAFE ETF	322,033
5,184	iShares® ESG MSCI Emerging Markets ETF	176,515

	Total Exchange-Traded Funds (Identified Cost $489,460)	498,548

Affiliated Mutual Funds — 34.1%
16,418	Loomis Sayles Inflation Protected Securities Fund, Class N	166,476
20,829	Loomis Sayles Limited Term Government and Agency Fund, Class N	233,494
50,641	Mirova Global Green Bond Fund, Class N	499,317
18,215	Mirova International Sustainable Equity Fund, Class N(a)	191,441

	Total Affiliated Mutual Funds (Identified Cost $1,097,663)	1,090,728

	Total Investments — 101.0% (Identified Cost $3,186,966)	3,227,162
	Other assets less liabilities — (1.0)%	(33,531)

	Net Assets — 100.0%	$3,193,631

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	72.9%
Fixed Income	28.1

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 55.7% of Net Assets
	Aerospace & Defense — 0.5%
12	Arconic, Inc.	$226
21	Axon Enterprise, Inc.(a)	1,071
38	Moog, Inc., Class A	3,400
7	Raytheon Co.	1,153
19	Teledyne Technologies, Inc.(a)	4,260
79	United Technologies Corp.	9,328

		19,438

	Air Freight & Logistics — 0.2%
92	United Parcel Service, Inc., Class B	9,697

	Auto Components — 0.4%
138	American Axle & Manufacturing Holdings, Inc.(a)	2,040
104	Aptiv PLC	8,229
298	Valeo S.A., Sponsored ADR	4,679
35	Visteon Corp.(a)	2,691

		17,639

	Automobiles — 0.3%
427	Byd Co. Ltd., ADR	5,043
65	Toyota Motor Corp., Sponsored ADR	8,006

		13,049

	Banks — 4.2%
100	Ameris Bancorp	3,795
179	BancorpSouth Bank	5,223
244	BB&T Corp.	11,907
417	Citizens Financial Group, Inc.	14,145
136	Columbia Banking System, Inc.	4,998
18	Comerica, Inc.	1,417
346	CVB Financial Corp.	7,581
313	Fulton Financial Corp.	5,024
472	Huntington Bancshares, Inc.	6,249
159	International Bancshares Corp.	5,640
321	KBC Group NV, Sponsored ADR	10,895
679	KeyCorp	11,183
45	M&T Bank Corp.	7,404
1,107	People’s United Financial, Inc.	18,133
148	PNC Financial Services Group, Inc. (The)	18,155
284	Regions Financial Corp.	4,308
53	Signature Bank	6,748
246	Trustmark Corp.	7,756
86	Westamerica Bancorporation	5,389
66	Wintrust Financial Corp.	4,695
231	Zions Bancorp N.A.	10,993

		171,638

	Beverages — 0.9%
177	Brown-Forman Corp., Class B	8,363
362	Coca-Cola Co. (The)	17,423
89	PepsiCo, Inc.	10,028

		35,814

	Biotechnology — 1.0%
43	AbbVie, Inc.	3,452
77	Amgen, Inc.	14,408
10	Biogen, Inc.(a)	3,338
222	Gilead Sciences, Inc.	15,542
10	Ligand Pharmaceuticals, Inc.(a)	1,181
45	Repligen Corp.(a)	2,565

		40,486

	Building Products — 0.7%
143	A.O. Smith Corp.	6,844
423	Johnson Controls International PLC	14,285
25	Lennox International, Inc.	5,732

		26,861

	Capital Markets — 2.1%
6	Affiliated Managers Group, Inc.	$630
20	Ameriprise Financial, Inc.	2,532
303	Bank of New York Mellon Corp. (The)	15,853
30	BlackRock, Inc.	12,452
67	Charles Schwab Corp. (The)	3,134
41	CME Group, Inc.	7,473
19	FactSet Research Systems, Inc.	4,154
172	Franklin Resources, Inc.	5,093
46	Intercontinental Exchange, Inc.	3,531
54	Invesco Ltd.	984
128	Janus Henderson Group PLC	2,794
132	Legg Mason, Inc.	3,934
24	Moody’s Corp.	3,804
99	Northern Trust Corp.	8,757
22	S&P Global, Inc.	4,216
104	State Street Corp.	7,374

		86,715

	Chemicals — 2.4%
21	Air Products & Chemicals, Inc.	3,452
124	Chr. Hansen Holding AS, Sponsored ADR	5,931
235	Ecolab, Inc.	37,170
69	HB Fuller Co.	3,408
49	Innospec, Inc.	3,443
42	International Flavors & Fragrances, Inc.	5,955
92	Linde PLC	14,997
59	Minerals Technologies, Inc.	3,456
107	Novozymes AS, Sponsored ADR	4,484
34	Stepan Co.	2,990
694	Symrise AG, Sponsored ADR	14,400

		99,686

	Commercial Services & Supplies — 0.4%
63	Healthcare Services Group, Inc.	2,748
35	MSA Safety, Inc.	3,506
52	Tetra Tech, Inc.	2,870
89	Waste Management, Inc.	8,515

		17,639

	Communications Equipment — 0.8%
84	Ciena Corp.(a)	3,200
421	Cisco Systems, Inc.	19,909
45	InterDigital, Inc.	3,276
24	Lumentum Holdings, Inc.(a)	1,174
35	Motorola Solutions, Inc.	4,092

		31,651

	Construction & Engineering — 0.2%
160	AECOM(a)	4,898
72	Fluor Corp.	2,633

		7,531

	Consumer Finance — 0.2%
74	American Express Co.	7,600
133	Navient Corp.	1,516

		9,116

	Containers & Packaging — 0.4%
163	Ball Corp.	8,521
38	Crown Holdings, Inc.(a)	1,938
88	International Paper Co.	4,174
141	Owens-Illinois, Inc.	2,830

		17,463

	Distributors — 0.3%
69	Genuine Parts Co.	6,887
24	Pool Corp.	3,598

		10,485

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
106	Service Corp. International	$4,550

	Diversified Telecommunication Services — 0.5%
282	AT&T, Inc.	8,477
271	CenturyLink, Inc.	4,152
150	Verizon Communications, Inc.	8,259

		20,888

	Electric Utilities — 0.9%
222	American Electric Power Co., Inc.	17,565
28	Edison International	1,595
33	Eversource Energy	2,291
47	IDACORP, Inc.	4,582
64	NextEra Energy, Inc.	11,455

		37,488

	Electrical Equipment — 1.0%
15	Acuity Brands, Inc.	1,814
293	Eaton Corp. PLC	22,341
32	Hubbell, Inc.	3,498
458	Vestas Wind Systems AS, Sponsored ADR	12,687

		40,340

	Electronic Equipment, Instruments & Components — 0.8%
89	Avnet, Inc.	3,667
32	Belden, Inc.	1,715
70	Cognex Corp.	3,185
10	Coherent, Inc.(a)	1,182
70	Keysight Technologies, Inc.(a)	5,181
18	Littelfuse, Inc.	3,163
15	Rogers Corp.(a)	1,904
46	TE Connectivity Ltd.	3,724
108	Trimble, Inc.(a)	4,067
22	Zebra Technologies Corp., Class A(a)	3,819

		31,607

	Energy Equipment & Services — 0.5%
46	Apergy Corp.(a)	1,547
37	Baker Hughes, a GE Co.	872
86	C&J Energy Services, Inc.(a)	1,382
25	Core Laboratories NV	1,686
80	McDermott International, Inc.(a)	706
47	National Oilwell Varco, Inc.	1,386
79	Oceaneering International, Inc.(a)	1,239
70	Oil States International, Inc.(a)	1,205
218	Schlumberger Ltd.	9,638
39	TechnipFMC PLC	895

		20,556

	Entertainment — 1.2%
77	Cinemark Holdings, Inc.	3,151
19	Netflix, Inc.(a)	6,451
33	Twenty-First Century Fox, Inc., Class A	1,627
57	Twenty-First Century Fox, Inc., Class B	2,796
299	Walt Disney Co. (The)	33,344

		47,369

	Food & Staples Retailing — 0.3%
196	Kroger Co. (The)	5,553
40	Sysco Corp.	2,554
78	Walgreens Boots Alliance, Inc.	5,636

		13,743

	Food Products — 0.9%
128	Campbell Soup Co.	4,535
376	Danone S.A., Sponsored ADR	5,478
38	General Mills, Inc.	1,689
	Food Products — continued
78	Hain Celestial Group, Inc. (The)(a)	$1,430
4	Hershey Co. (The)	424
30	Hormel Foods Corp.	1,270
32	Ingredion, Inc.	3,168
24	J.M. Smucker Co. (The)	2,517
85	Kellogg Co.	5,016
135	Kraft Heinz Co. (The)	6,488
48	Lamb Weston Holdings, Inc.	3,470
41	Mondelez International, Inc., Class A	1,897

		37,382

	Gas Utilities — 0.3%
95	New Jersey Resources Corp.	4,607
54	ONE Gas, Inc.	4,436
105	South Jersey Industries, Inc.	3,127

		12,170

	Health Care Equipment & Supplies — 1.2%
373	Coloplast AS, Sponsored ADR	3,398
141	Danaher Corp.	15,640
18	DENTSPLY SIRONA, Inc.	755
42	Globus Medical, Inc.(a)	1,892
26	Haemonetics Corp.(a)	2,572
25	LivaNova PLC(a)	2,308
70	Medtronic PLC	6,187
171	Meridian Bioscience, Inc.	2,803
32	Merit Medical Systems, Inc.(a)	1,809
52	STERIS PLC	5,931
34	West Pharmaceutical Services, Inc.	3,681

		46,976

	Health Care Providers & Services — 2.1%
44	Acadia Healthcare Co., Inc.(a)	1,204
14	Amedisys, Inc.(a)	1,836
16	Anthem, Inc.	4,848
12	Chemed Corp.	3,575
27	Cigna Corp.	5,395
110	CVS Health Corp.	7,210
37	DaVita, Inc.(a)	2,077
45	Encompass Health Corp.	3,008
220	Fresenius SE & Co. KGaA, Sponsored ADR	2,852
69	HCA Healthcare, Inc.	9,621
23	Henry Schein, Inc.(a)	1,787
45	Humana, Inc.	13,905
23	Laboratory Corp. of America Holdings(a)	3,205
45	MEDNAX, Inc.(a)	1,625
71	Patterson Cos., Inc.	1,583
38	Quest Diagnostics, Inc.	3,319
67	UnitedHealth Group, Inc.	18,103

		85,153

	Health Care Technology — 0.1%
152	Allscripts Healthcare Solutions, Inc.(a)	1,792
41	Medidata Solutions, Inc.(a)	2,909

		4,701

	Hotels, Restaurants & Leisure — 0.7%
48	Dunkin’ Brands Group, Inc.	3,283
25	Jack in the Box, Inc.	2,024
31	Marriott Vacations Worldwide Corp.	2,745
14	McDonald’s Corp.	2,503
225	MGM Resorts International	6,624
47	Six Flags Entertainment Corp.	2,895
105	Starbucks Corp.	7,154
180	Wendy’s Co. (The)	3,117

		30,345

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
144	KB Home	$3,083
108	Meritage Homes Corp.(a)	4,869
416	Sekisui House Ltd., Sponsored ADR	6,278
68	Tupperware Brands Corp.	1,854
3	Whirlpool Corp.	399

		16,483

	Household Products — 0.9%
8	Church & Dwight Co., Inc.	517
21	Clorox Co. (The)	3,116
96	Colgate-Palmolive Co.	6,209
281	Procter & Gamble Co. (The)	27,108

		36,950

	Independent Power & Renewable Electricity Producers — 0.8%
127	AES Corp. (The)	2,082
282	Ormat Technologies, Inc.	16,274
665	Pattern Energy Group, Inc.	14,151

		32,507

	Industrial Conglomerates — 0.3%
41	Roper Technologies, Inc.	11,614

	Industrial Other — 0.0%
39	Iron Mountain, Inc.	1,451

	Insurance — 2.4%
35	Aflac, Inc.	1,669
380	AIA Group Ltd., Sponsored ADR	13,824
206	Allianz SE, Sponsored ADR	4,360
68	Allstate Corp. (The)	5,975
64	Aspen Insurance Holdings Ltd.	2,671
121	Chubb Ltd.	16,099
83	First American Financial Corp.	4,157
89	Hartford Financial Services Group, Inc. (The)	4,176
370	Legal & General Group PLC, Sponsored ADR	6,373
54	Lincoln National Corp.	3,158
51	Marsh & McLennan Cos., Inc.	4,498
89	MetLife, Inc.	4,065
156	Prudential Financial, Inc.	14,374
184	Prudential PLC, Sponsored ADR	7,257
55	Travelers Cos., Inc. (The)	6,905

		99,561

	Interactive Media & Services — 1.4%
6	Alphabet, Inc., Class C(a)	6,698
30	Alphabet, Inc., Class A(a)	33,777
99	Facebook, Inc., Class A(a)	16,502
7	TripAdvisor, Inc.(a)	402

		57,379

	Internet & Direct Marketing Retail — 1.2%
16	Amazon.com, Inc.(a)	27,500
5	Booking Holdings, Inc.(a)	9,164
393	eBay, Inc.(a)	13,224

		49,888

	IT Services — 2.7%
65	Accenture PLC, Class A	9,981
7	Akamai Technologies, Inc.(a)	456
43	Cognizant Technology Solutions Corp., Class A	2,996
49	International Business Machines Corp.	6,587
40	Jack Henry & Associates, Inc.	5,342
65	Leidos Holdings, Inc.	3,770
166	MasterCard, Inc., Class A	35,048
65	PayPal Holdings, Inc.(a)	5,769
126	Sabre Corp.	2,895
228	Visa, Inc., Class A	30,782
	IT Services — continued
101	Western Union Co. (The)	$1,843
24	WEX, Inc.(a)	3,872

		109,341

	Leisure Products — 0.0%
93	Callaway Golf Co.	1,515

	Life Sciences Tools & Services — 0.8%
10	Illumina, Inc.(a)	2,798
18	IQVIA Holdings, Inc.(a)	2,322
119	Thermo Fisher Scientific, Inc.	29,235

		34,355

	Machinery — 1.9%
60	AGCO Corp.	3,852
96	Caterpillar, Inc.	12,783
8	Cummins, Inc.	1,177
55	Deere & Co.	9,020
104	Flowserve Corp.	4,580
45	IDEX Corp.	6,204
5	Ingersoll-Rand PLC	500
80	ITT, Inc.	4,205
101	Kennametal, Inc.	3,796
63	Oshkosh Corp.	4,728
54	Parker Hannifin Corp.	8,900
15	Proto Labs, Inc.(a)	1,862
81	Terex Corp.	2,488
70	Toro Co. (The)	4,165
101	Watts Water Technologies, Inc., Series A	7,562
48	Xylem, Inc.	3,420

		79,242

	Media — 0.3%
4	Cable One, Inc.	3,538
33	CBS Corp., Class B	1,632
40	Discovery, Inc., Series C(a)	1,066
73	New York Times Co. (The), Class A	1,877
31	Omnicom Group, Inc.	2,414

		10,527

	Metals & Mining — 0.6%
147	Commercial Metals Co.	2,565
295	Newmont Mining Corp.	10,062
19	Nucor Corp.	1,164
61	Reliance Steel & Aluminum Co.	4,995
40	Royal Gold, Inc.	3,495

		22,281

	Multi-Utilities — 0.4%
130	Consolidated Edison, Inc.	10,095
21	DTE Energy Co.	2,473
35	Sempra Energy	4,094

		16,662

	Multiline Retail — 0.0%
12	Macy’s, Inc.	316

	Oil, Gas & Consumable Fuels — 1.4%
50	Apache Corp.	1,641
231	ConocoPhillips	15,636
225	Denbury Resources, Inc.(a)	457
78	Devon Energy Corp.	2,079
34	Diamondback Energy, Inc.	3,506
37	EQT Corp.	720
29	Equitrans Midstream Corp.(a)	604
99	Green Plains, Inc.	1,407
29	Hess Corp.	1,566
124	Marathon Oil Corp.	1,958

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
86	Noble Energy, Inc.	$1,921
156	Occidental Petroleum Corp.	10,418
93	ONEOK, Inc.	5,971
68	Valero Energy Corp.	5,972
65	World Fuel Services Corp.	1,618

		55,474

	Paper & Forest Products — 0.1%
61	Domtar Corp.	2,861
108	Louisiana-Pacific Corp.	2,633

		5,494

	Personal Products — 0.3%
43	Estee Lauder Cos., Inc. (The), Class A	5,866
7	Medifast, Inc.	891
134	Unilever NV	7,170

		13,927

	Pharmaceuticals — 1.7%
3	Allergan PLC	432
89	Bristol-Myers Squibb Co.	4,394
77	Catalent, Inc.(a)	2,844
73	Eli Lilly & Co.	8,750
51	Johnson & Johnson	6,787
167	Merck & Co., Inc.	12,430
322	Novo Nordisk AS, Sponsored ADR	15,140
32	Perrigo Co. PLC	1,486
400	Pfizer, Inc.	16,980
28	Supernus Pharmaceuticals, Inc.(a)	1,068

		70,311

	Professional Services — 0.4%
64	Exponent, Inc.	3,197
52	IHS Markit Ltd.(a)	2,700
20	Insperity, Inc.	2,134
65	Korn Ferry	2,964
39	ManpowerGroup, Inc.	3,082
61	Nielsen Holdings PLC	1,567
3	Verisk Analytics, Inc.(a)	352

		15,996

	Real Estate Management & Development — 0.2%
54	CBRE Group, Inc., Class A(a)	2,470
33	Jones Lang LaSalle, Inc.	4,733

		7,203

	REITs – Apartments — 0.6%
117	American Campus Communities, Inc.	5,384
11	AvalonBay Communities, Inc.	2,122
77	Camden Property Trust	7,465
31	Equity Residential	2,250
21	Essex Property Trust, Inc.	5,695
4	Mid-America Apartment Communities, Inc.	405

		23,321

	REITs – Diversified — 0.4%
19	Crown Castle International Corp.	2,224
56	CyrusOne, Inc.	3,035
23	Digital Realty Trust, Inc.	2,492
6	Equinix, Inc.	2,364
157	Weyerhaeuser Co.	4,120

		14,235

	REITs – Health Care — 0.6%
73	HCP, Inc.	2,302
53	Ventas, Inc.	3,418
252	Welltower, Inc.	19,528

		25,248

	REITs – Hotels — 0.1%
176	Host Hotels & Resorts, Inc.	$3,179

	REITs – Office Property — 0.5%
26	Boston Properties, Inc.	3,429
175	Corporate Office Properties Trust	4,321
198	Douglas Emmett, Inc.	7,490
88	Kilroy Realty Corp.	6,200

		21,440

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	323
23	Simon Property Group, Inc.	4,189

		4,512

	REITs – Single Tenant — 0.1%
264	Easterly Government Properties, Inc.	4,741

	REITs – Storage — 0.0%
8	Public Storage	1,700

	REITs – Warehouse/Industrials — 0.2%
144	Liberty Property Trust	6,788

	Road & Rail — 1.2%
51	Genesee & Wyoming, Inc., Class A(a)	4,005
61	Kansas City Southern	6,451
90	Norfolk Southern Corp.	15,097
51	Ryder System, Inc.	2,953
136	Union Pacific Corp.	21,633

		50,139

	Semiconductors & Semiconductor Equipment — 1.5%
15	Advanced Micro Devices, Inc.(a)	366
116	Applied Materials, Inc.	4,533
26	ASML Holding NV, (Registered)	4,551
53	Brooks Automation, Inc.	1,650
36	Cabot Microelectronics Corp.	3,668
57	Cirrus Logic, Inc.(a)	2,117
223	First Solar, Inc.(a)	11,282
438	Intel Corp.	20,639
27	NVIDIA Corp.	3,881
57	QUALCOMM, Inc.	2,823
51	Silicon Laboratories, Inc.(a)	3,901
35	Texas Instruments, Inc.	3,524

		62,935

	Software — 2.3%
32	Adobe, Inc.(a)	7,930
24	Autodesk, Inc.(a)	3,533
5	Citrix Systems, Inc.	513
18	Ellie Mae, Inc.(a)	1,364
18	Fair Isaac Corp.(a)	4,054
56	Fortinet, Inc.(a)	4,288
31	LogMeIn, Inc.	2,884
371	Microsoft Corp.	38,743
395	Oracle Corp.	19,841
47	PTC, Inc.(a)	3,985
35	Qualys, Inc.(a)	3,028
14	Ultimate Software Group, Inc. (The)(a)	3,823

		93,986

	Specialty Retail — 1.0%
34	Aaron’s, Inc.	1,702
120	American Eagle Outfitters, Inc.	2,534
43	Asbury Automotive Group, Inc.(a)	3,038
21	Best Buy Co., Inc.	1,244
22	Five Below, Inc.(a)	2,722
67	Home Depot, Inc. (The)	12,297
31	Lithia Motors, Inc., Class A	2,757

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
61	Lowe’s Cos., Inc.	$5,866
34	Monro, Inc.	2,436
22	Signet Jewelers Ltd.	536
15	Tiffany & Co.	1,331
56	TJX Cos., Inc. (The)	2,785
37	Williams-Sonoma, Inc.	2,014

		41,262

	Technology Hardware, Storage & Peripherals — 1.2%
94	Apple, Inc.	15,645
743	Hewlett Packard Enterprise Co.	11,583
425	HP, Inc.	9,363
111	NCR Corp.(a)	2,969
67	NetApp, Inc.	4,273
8	Seagate Technology PLC	354
13	Western Digital Corp.	585
89	Xerox Corp.	2,511

		47,283

	Textiles, Apparel & Luxury Goods — 0.7%
26	Deckers Outdoor Corp.(a)	3,340
189	EssilorLuxottica S.A., Sponsored ADR	11,981
26	Hanesbrands, Inc.	390
94	NIKE, Inc., Class B	7,697
7	PVH Corp.	764
102	Wolverine World Wide, Inc.	3,499

		27,671

	Thrifts & Mortgage Finance — 0.1%
383	New York Community Bancorp, Inc.	4,450

	Trading Companies & Distributors — 0.6%
161	Fastenal Co.	9,734
28	GATX Corp.	2,119
44	W.W. Grainger, Inc.	12,997

		24,850

	Water Utilities — 0.7%
262	American Water Works Co., Inc.	25,066
108	Aqua America, Inc.	3,785

		28,851

	Total Common Stocks (Identified Cost $2,263,262)	2,283,244

Exchange-Traded Funds — 15.8%
6,946	iShares® ESG MSCI EAFE ETF	424,609
6,611	iShares® ESG MSCI Emerging Markets ETF	225,104

	Total Exchange-Traded Funds (Identified Cost $637,166)	649,713

Affiliated Mutual Funds — 24.3%
16,024	Loomis Sayles Inflation Protected Securities Fund, Class N	162,485
16,195	Loomis Sayles Limited Term Government and Agency Fund, Class N	181,543
39,129	Mirova Global Green Bond Fund, Class N	385,816
25,249	Mirova International Sustainable Equity Fund, Class N(a)	265,372

	Total Affiliated Mutual Funds (Identified Cost $997,781)	995,216

	Total Investments — 95.8% (Identified Cost $3,898,209)	3,928,173
	Other assets less liabilities — 4.2%	171,040

	Net Assets — 100.0%	$4,099,213

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	78.0%
Fixed Income	17.8

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 53.5% of Net Assets
	Aerospace & Defense — 0.5%
14	Arconic, Inc.	$263
19	Axon Enterprise, Inc.(a)	969
29	Moog, Inc., Class A	2,595
7	Raytheon Co.	1,153
14	Teledyne Technologies, Inc.(a)	3,139
68	United Technologies Corp.	8,029

		16,148

	Air Freight & Logistics — 0.3%
85	United Parcel Service, Inc., Class B	8,959

	Auto Components — 0.4%
124	American Axle & Manufacturing Holdings, Inc.(a)	1,833
68	Aptiv PLC	5,381
193	Valeo S.A., Sponsored ADR	3,030
26	Visteon Corp.(a)	1,999

		12,243

	Automobiles — 0.3%
278	Byd Co. Ltd., ADR	3,283
42	Toyota Motor Corp., Sponsored ADR	5,173

		8,456

	Banks — 4.1%
76	Ameris Bancorp	2,884
137	BancorpSouth Bank	3,998
210	BB&T Corp.	10,248
337	Citizens Financial Group, Inc.	11,431
104	Columbia Banking System, Inc.	3,822
17	Comerica, Inc.	1,339
264	CVB Financial Corp.	5,784
239	Fulton Financial Corp.	3,836
361	Huntington Bancshares, Inc.	4,780
121	International Bancshares Corp.	4,292
209	KBC Group NV, Sponsored ADR	7,093
560	KeyCorp	9,223
38	M&T Bank Corp.	6,252
896	People’s United Financial, Inc.	14,676
127	PNC Financial Services Group, Inc. (The)	15,579
240	Regions Financial Corp.	3,641
34	Signature Bank	4,329
188	Trustmark Corp.	5,928
65	Westamerica Bancorporation	4,073
50	Wintrust Financial Corp.	3,557
177	Zions Bancorp N.A.	8,423

		135,188

	Beverages — 0.9%
136	Brown-Forman Corp., Class B	6,426
311	Coca-Cola Co. (The)	14,968
76	PepsiCo, Inc.	8,563

		29,957

	Biotechnology — 1.0%
26	AbbVie, Inc.	2,088
64	Amgen, Inc.	11,975
8	Biogen, Inc.(a)	2,670
174	Gilead Sciences, Inc.	12,182
10	Ligand Pharmaceuticals, Inc.(a)	1,181
34	Repligen Corp.(a)	1,938

		32,034

	Building Products — 0.6%
93	A.O. Smith Corp.	4,451
363	Johnson Controls International PLC	12,259
19	Lennox International, Inc.	4,356

		21,066

	Capital Markets — 2.1%
13	Affiliated Managers Group, Inc.	$1,364
18	Ameriprise Financial, Inc.	2,279
237	Bank of New York Mellon Corp. (The)	12,400
25	BlackRock, Inc.	10,377
52	Charles Schwab Corp. (The)	2,432
35	CME Group, Inc.	6,380
14	FactSet Research Systems, Inc.	3,061
156	Franklin Resources, Inc.	4,619
35	Intercontinental Exchange, Inc.	2,687
59	Invesco Ltd.	1,075
97	Janus Henderson Group PLC	2,117
101	Legg Mason, Inc.	3,010
15	Moody’s Corp.	2,378
92	Northern Trust Corp.	8,138
13	S&P Global, Inc.	2,491
94	State Street Corp.	6,665

		71,473

	Chemicals — 2.2%
20	Air Products & Chemicals, Inc.	3,288
81	Chr. Hansen Holding AS, Sponsored ADR	3,874
171	Ecolab, Inc.	27,047
53	HB Fuller Co.	2,618
38	Innospec, Inc.	2,670
32	International Flavors & Fragrances, Inc.	4,537
79	Linde PLC	12,878
45	Minerals Technologies, Inc.	2,636
70	Novozymes AS, Sponsored ADR	2,934
26	Stepan Co.	2,286
451	Symrise AG, Sponsored ADR	9,358

		74,126

	Commercial Services & Supplies — 0.4%
48	Healthcare Services Group, Inc.	2,094
27	MSA Safety, Inc.	2,705
40	Tetra Tech, Inc.	2,208
68	Waste Management, Inc.	6,505

		13,512

	Communications Equipment — 0.7%
65	Ciena Corp.(a)	2,476
322	Cisco Systems, Inc.	15,227
34	InterDigital, Inc.	2,476
23	Lumentum Holdings, Inc.(a)	1,125
21	Motorola Solutions, Inc.	2,455

		23,759

	Construction & Engineering — 0.2%
122	AECOM(a)	3,734
70	Fluor Corp.	2,560

		6,294

	Consumer Finance — 0.3%
63	American Express Co.	6,470
162	Navient Corp.	1,847

		8,317

	Containers & Packaging — 0.4%
120	Ball Corp.	6,274
41	Crown Holdings, Inc.(a)	2,091
74	International Paper Co.	3,510
107	Owens-Illinois, Inc.	2,147

		14,022

	Distributors — 0.3%
59	Genuine Parts Co.	5,890
18	Pool Corp.	2,698

		8,588

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
81	Service Corp. International	$3,477

	Diversified Telecommunication Services — 0.5%
215	AT&T, Inc.	6,463
228	CenturyLink, Inc.	3,493
115	Verizon Communications, Inc.	6,332

		16,288

	Electric Utilities — 0.9%
191	American Electric Power Co., Inc.	15,112
27	Edison International	1,538
32	Eversource Energy	2,221
36	IDACORP, Inc.	3,510
42	NextEra Energy, Inc.	7,517

		29,898

	Electrical Equipment — 0.8%
13	Acuity Brands, Inc.	1,572
201	Eaton Corp. PLC	15,326
25	Hubbell, Inc.	2,733
298	Vestas Wind Systems AS, Sponsored ADR	8,255

		27,886

	Electronic Equipment, Instruments & Components — 0.7%
68	Avnet, Inc.	2,801
28	Belden, Inc.	1,501
53	Cognex Corp.	2,411
10	Coherent, Inc.(a)	1,182
54	Keysight Technologies, Inc.(a)	3,997
13	Littelfuse, Inc.	2,284
12	Rogers Corp.(a)	1,523
28	TE Connectivity Ltd.	2,267
83	Trimble, Inc.(a)	3,126
16	Zebra Technologies Corp., Class A(a)	2,778

		23,870

	Energy Equipment & Services — 0.6%
41	Apergy Corp.(a)	1,378
36	Baker Hughes, a GE Co.	849
85	C&J Energy Services, Inc.(a)	1,366
24	Core Laboratories NV	1,619
79	McDermott International, Inc.(a)	697
46	National Oilwell Varco, Inc.	1,356
78	Oceaneering International, Inc.(a)	1,224
69	Oil States International, Inc.(a)	1,188
187	Schlumberger Ltd.	8,267
38	TechnipFMC PLC	873

		18,817

	Entertainment — 1.1%
59	Cinemark Holdings, Inc.	2,414
14	Netflix, Inc.(a)	4,753
56	Twenty-First Century Fox, Inc., Class B	2,747
19	Twenty-First Century Fox, Inc., Class A	937
244	Walt Disney Co. (The)	27,211

		38,062

	Food & Staples Retailing — 0.3%
137	Kroger Co. (The)	3,881
43	Sysco Corp.	2,745
60	Walgreens Boots Alliance, Inc.	4,336

		10,962

	Food Products — 0.9%
107	Campbell Soup Co.	3,791
244	Danone S.A., Sponsored ADR	3,555
37	General Mills, Inc.	1,644
	Food Products — continued
77	Hain Celestial Group, Inc. (The)(a)	$1,412
5	Hershey Co. (The)	531
20	Hormel Foods Corp.	846
24	Ingredion, Inc.	2,376
22	J.M. Smucker Co. (The)	2,307
55	Kellogg Co.	3,246
115	Kraft Heinz Co. (The)	5,527
37	Lamb Weston Holdings, Inc.	2,675
16	Mondelez International, Inc., Class A	740

		28,650

	Gas Utilities — 0.3%
73	New Jersey Resources Corp.	3,541
41	ONE Gas, Inc.	3,368
80	South Jersey Industries, Inc.	2,382

		9,291

	Health Care Equipment & Supplies — 1.0%
242	Coloplast AS, Sponsored ADR	2,204
92	Danaher Corp.	10,205
25	DENTSPLY SIRONA, Inc.	1,049
37	Globus Medical, Inc.(a)	1,667
19	Haemonetics Corp.(a)	1,879
18	LivaNova PLC(a)	1,662
54	Medtronic PLC	4,773
130	Meridian Bioscience, Inc.	2,131
28	Merit Medical Systems, Inc.(a)	1,583
40	STERIS PLC	4,562
26	West Pharmaceutical Services, Inc.	2,815

		34,530

	Health Care Providers & Services — 2.0%
43	Acadia Healthcare Co., Inc.(a)	1,176
12	Amedisys, Inc.(a)	1,574
10	Anthem, Inc.	3,030
8	Chemed Corp.	2,384
16	Cigna Corp.	3,197
84	CVS Health Corp.	5,506
36	DaVita, Inc.(a)	2,021
35	Encompass Health Corp.	2,339
143	Fresenius SE & Co. KGaA, Sponsored ADR	1,854
55	HCA Healthcare, Inc.	7,669
33	Henry Schein, Inc.(a)	2,564
36	Humana, Inc.	11,124
22	Laboratory Corp. of America Holdings(a)	3,066
39	MEDNAX, Inc.(a)	1,408
63	Patterson Cos., Inc.	1,404
36	Quest Diagnostics, Inc.	3,145
51	UnitedHealth Group, Inc.	13,780

		67,241

	Health Care Technology — 0.1%
136	Allscripts Healthcare Solutions, Inc.(a)	1,603
31	Medidata Solutions, Inc.(a)	2,200

		3,803

	Hotels, Restaurants & Leisure — 0.7%
37	Dunkin’ Brands Group, Inc.	2,531
22	Jack in the Box, Inc.	1,781
24	Marriott Vacations Worldwide Corp.	2,125
12	McDonald’s Corp.	2,145
172	MGM Resorts International	5,064
36	Six Flags Entertainment Corp.	2,217
80	Starbucks Corp.	5,451
137	Wendy’s Co. (The)	2,373

		23,687

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
109	KB Home	$2,334
82	Meritage Homes Corp.(a)	3,696
271	Sekisui House Ltd., Sponsored ADR	4,089
51	Tupperware Brands Corp.	1,391
3	Whirlpool Corp.	399

		11,909

	Household Products — 0.9%
9	Church & Dwight Co., Inc.	581
20	Clorox Co. (The)	2,968
87	Colgate-Palmolive Co.	5,627
230	Procter & Gamble Co. (The)	22,188

		31,364

	Independent Power & Renewable Electricity Producers — 0.8%
185	AES Corp. (The)	3,032
215	Ormat Technologies, Inc.	12,408
508	Pattern Energy Group, Inc.	10,810

		26,250

	Industrial Conglomerates — 0.2%
26	Roper Technologies, Inc.	7,365

	Industrial Other — 0.0%
38	Iron Mountain, Inc.	1,414

	Insurance — 2.2%
37	Aflac, Inc.	1,765
247	AIA Group Ltd., Sponsored ADR	8,986
134	Allianz SE, Sponsored ADR	2,836
58	Allstate Corp. (The)	5,097
48	Aspen Insurance Holdings Ltd.	2,003
103	Chubb Ltd.	13,704
63	First American Financial Corp.	3,155
54	Hartford Financial Services Group, Inc. (The)	2,534
241	Legal & General Group PLC, Sponsored ADR	4,151
33	Lincoln National Corp.	1,930
43	Marsh & McLennan Cos., Inc.	3,792
54	MetLife, Inc.	2,466
122	Prudential Financial, Inc.	11,241
120	Prudential PLC, Sponsored ADR	4,733
47	Travelers Cos., Inc. (The)	5,900

		74,293

	Interactive Media & Services — 1.3%
22	Alphabet, Inc., Class A(a)	24,770
5	Alphabet, Inc., Class C(a)	5,582
76	Facebook, Inc., Class A(a)	12,668
8	TripAdvisor, Inc.(a)	459

		43,479

	Internet & Direct Marketing Retail — 1.1%
11	Amazon.com, Inc.(a)	18,906
4	Booking Holdings, Inc.(a)	7,331
286	eBay, Inc.(a)	9,624

		35,861

	IT Services — 2.4%
56	Accenture PLC, Class A	8,599
8	Akamai Technologies, Inc.(a)	521
25	Cognizant Technology Solutions Corp., Class A	1,742
37	International Business Machines Corp.	4,974
30	Jack Henry & Associates, Inc.	4,006
50	Leidos Holdings, Inc.	2,900
116	MasterCard, Inc., Class A	24,491
50	PayPal Holdings, Inc.(a)	4,438
96	Sabre Corp.	2,206
163	Visa, Inc., Class A	22,007
	IT Services — continued
145	Western Union Co. (The)	$2,646
18	WEX, Inc.(a)	2,904

		81,434

	Leisure Products — 0.0%
92	Callaway Golf Co.	1,499

	Life Sciences Tools & Services — 0.7%
7	Illumina, Inc.(a)	1,959
17	IQVIA Holdings, Inc.(a)	2,193
82	Thermo Fisher Scientific, Inc.	20,145

		24,297

	Machinery — 1.9%
46	AGCO Corp.	2,953
82	Caterpillar, Inc.	10,919
10	Cummins, Inc.	1,471
47	Deere & Co.	7,708
88	Flowserve Corp.	3,876
34	IDEX Corp.	4,687
5	Ingersoll-Rand PLC	500
61	ITT, Inc.	3,206
77	Kennametal, Inc.	2,894
48	Oshkosh Corp.	3,602
40	Parker Hannifin Corp.	6,592
13	Proto Labs, Inc.(a)	1,614
60	Terex Corp.	1,843
53	Toro Co. (The)	3,154
66	Watts Water Technologies, Inc., Series A	4,941
34	Xylem, Inc.	2,423

		62,383

	Media — 0.3%
3	Cable One, Inc.	2,653
35	CBS Corp., Class B	1,731
39	Discovery, Inc., Series C(a)	1,039
65	New York Times Co. (The), Class A	1,671
30	Omnicom Group, Inc.	2,337

		9,431

	Metals & Mining — 0.5%
110	Commercial Metals Co.	1,919
243	Newmont Mining Corp.	8,289
19	Nucor Corp.	1,164
47	Reliance Steel & Aluminum Co.	3,848
30	Royal Gold, Inc.	2,621

		17,841

	Multi-Utilities — 0.4%
111	Consolidated Edison, Inc.	8,619
20	DTE Energy Co.	2,355
29	Sempra Energy	3,393

		14,367

	Multiline Retail — 0.0%
13	Macy’s, Inc.	342

	Oil, Gas & Consumable Fuels — 1.6%
48	Apache Corp.	1,575
198	ConocoPhillips	13,403
227	Denbury Resources, Inc.(a)	461
113	Devon Energy Corp.	3,011
26	Diamondback Energy, Inc.	2,681
36	EQT Corp.	701
28	Equitrans Midstream Corp.(a)	583
98	Green Plains, Inc.	1,393
28	Hess Corp.	1,512
180	Marathon Oil Corp.	2,842

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
124	Noble Energy, Inc.	$2,770
134	Occidental Petroleum Corp.	8,948
79	ONEOK, Inc.	5,073
57	Valero Energy Corp.	5,006
63	World Fuel Services Corp.	1,568

		51,527

	Paper & Forest Products — 0.1%
46	Domtar Corp.	2,157
81	Louisiana-Pacific Corp.	1,975

		4,132

	Personal Products — 0.3%
34	Estee Lauder Cos., Inc. (The), Class A	4,638
6	Medifast, Inc.	764
87	Unilever NV	4,655

		10,057

	Pharmaceuticals — 1.6%
3	Allergan PLC	432
54	Bristol-Myers Squibb Co.	2,666
59	Catalent, Inc.(a)	2,179
56	Eli Lilly & Co.	6,712
39	Johnson & Johnson	5,190
127	Merck & Co., Inc.	9,453
210	Novo Nordisk AS, Sponsored ADR	9,874
31	Perrigo Co. PLC	1,440
306	Pfizer, Inc.	12,990
27	Supernus Pharmaceuticals, Inc.(a)	1,029

		51,965

	Professional Services — 0.4%
49	Exponent, Inc.	2,448
50	IHS Markit Ltd.(a)	2,596
18	Insperity, Inc.	1,920
50	Korn Ferry	2,280
29	ManpowerGroup, Inc.	2,292
76	Nielsen Holdings PLC	1,952
4	Verisk Analytics, Inc.(a)	469

		13,957

	Real Estate Management & Development — 0.2%
58	CBRE Group, Inc., Class A(a)	2,654
25	Jones Lang LaSalle, Inc.	3,585

		6,239

	REITs – Apartments — 0.6%
89	American Campus Communities, Inc.	4,096
13	AvalonBay Communities, Inc.	2,508
59	Camden Property Trust	5,720
33	Equity Residential	2,395
16	Essex Property Trust, Inc.	4,339
4	Mid-America Apartment Communities, Inc.	405

		19,463

	REITs – Diversified — 0.4%
23	Crown Castle International Corp.	2,692
43	CyrusOne, Inc.	2,331
25	Digital Realty Trust, Inc.	2,709
5	Equinix, Inc.	1,970
159	Weyerhaeuser Co.	4,172

		13,874

	REITs – Health Care — 0.6%
71	HCP, Inc.	2,239
51	Ventas, Inc.	3,289
193	Welltower, Inc.	14,956

		20,484

	REITs – Hotels — 0.1%
172	Host Hotels & Resorts, Inc.	$3,106

	REITs – Office Property — 0.5%
26	Boston Properties, Inc.	3,429
134	Corporate Office Properties Trust	3,308
151	Douglas Emmett, Inc.	5,712
67	Kilroy Realty Corp.	4,721

		17,170

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	323
19	Simon Property Group, Inc.	3,460

		3,783

	REITs – Single Tenant — 0.1%
201	Easterly Government Properties, Inc.	3,610

	REITs – Storage — 0.1%
8	Public Storage	1,700

	REITs – Warehouse/Industrials — 0.2%
110	Liberty Property Trust	5,185

	Road & Rail — 1.2%
39	Genesee & Wyoming, Inc., Class A(a)	3,062
52	Kansas City Southern	5,499
73	Norfolk Southern Corp.	12,245
39	Ryder System, Inc.	2,258
107	Union Pacific Corp.	17,021

		40,085

	Semiconductors & Semiconductor Equipment — 1.4%
15	Advanced Micro Devices, Inc.(a)	366
70	Applied Materials, Inc.	2,736
17	ASML Holding NV, (Registered)	2,976
52	Brooks Automation, Inc.	1,619
28	Cabot Microelectronics Corp.	2,853
51	Cirrus Logic, Inc.(a)	1,895
170	First Solar, Inc.(a)	8,600
353	Intel Corp.	16,633
21	NVIDIA Corp.	3,019
35	QUALCOMM, Inc.	1,733
39	Silicon Laboratories, Inc.(a)	2,983
21	Texas Instruments, Inc.	2,114

		47,527

	Software — 2.1%
25	Adobe, Inc.(a)	6,195
15	Autodesk, Inc.(a)	2,208
5	Citrix Systems, Inc.	513
12	Ellie Mae, Inc.(a)	910
13	Fair Isaac Corp.(a)	2,928
43	Fortinet, Inc.(a)	3,293
24	LogMeIn, Inc.	2,232
261	Microsoft Corp.	27,256
306	Oracle Corp.	15,370
36	PTC, Inc.(a)	3,052
26	Qualys, Inc.(a)	2,250
10	Ultimate Software Group, Inc. (The)(a)	2,731

		68,938

	Specialty Retail — 1.0%
30	Aaron’s, Inc.	1,502
90	American Eagle Outfitters, Inc.	1,901
33	Asbury Automotive Group, Inc.(a)	2,331
20	Best Buy Co., Inc.	1,185
16	Five Below, Inc.(a)	1,980
52	Home Depot, Inc. (The)	9,543
23	Lithia Motors, Inc., Class A	2,046

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
44	Lowe’s Cos., Inc.	$4,231
25	Monro, Inc.	1,791
21	Signet Jewelers Ltd.	512
16	Tiffany & Co.	1,420
54	TJX Cos., Inc. (The)	2,685
33	Williams-Sonoma, Inc.	1,796

		32,923

	Technology Hardware, Storage & Peripherals — 1.1%
72	Apple, Inc.	11,984
589	Hewlett Packard Enterprise Co.	9,182
325	HP, Inc.	7,160
85	NCR Corp.(a)	2,274
41	NetApp, Inc.	2,615
8	Seagate Technology PLC	354
14	Western Digital Corp.	630
68	Xerox Corp.	1,918

		36,117

	Textiles, Apparel & Luxury Goods — 0.6%
19	Deckers Outdoor Corp.(a)	2,440
121	EssilorLuxottica S.A., Sponsored ADR	7,671
32	Hanesbrands, Inc.	480
72	NIKE, Inc., Class B	5,895
5	PVH Corp.	546
78	Wolverine World Wide, Inc.	2,676

		19,708

	Thrifts & Mortgage Finance — 0.1%
292	New York Community Bancorp, Inc.	3,393

	Trading Companies & Distributors — 0.6%
123	Fastenal Co.	7,437
24	GATX Corp.	1,816
36	W.W. Grainger, Inc.	10,634

		19,887

	Water Utilities — 0.7%
195	American Water Works Co., Inc.	18,656
82	Aqua America, Inc.	2,874

		21,530

	Total Common Stocks (Identified Cost $1,756,601)	1,780,493

Exchange-Traded Funds — 16.9%
5,940	iShares® ESG MSCI EAFE ETF	363,112
5,900	iShares® ESG MSCI Emerging Markets ETF	200,895

	Total Exchange-Traded Funds (Identified Cost $553,782)	564,007

Affiliated Mutual Funds — 20.4%
10,248	Loomis Sayles Inflation Protected Securities Fund, Class N	103,918
10,741	Loomis Sayles Limited Term Government and Agency Fund, Class N	120,406
21,092	Mirova Global Green Bond Fund, Class N	207,969
23,363	Mirova International Sustainable Equity Fund, Class N(a)	245,541

	Total Affiliated Mutual Funds (Identified Cost $678,087)	677,834

	Total Investments — 90.8% (Identified Cost $2,988,470)	3,022,334
	Other assets less liabilities — 9.2%	307,862

	Net Assets — 100.0%	$3,330,196

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	77.8%
Fixed Income	13.0

Total Investments	90.8
Other assets less liabilities	9.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 60.8% of Net Assets
	Aerospace & Defense — 0.5%
11	Arconic, Inc.	$207
16	Axon Enterprise, Inc.(a)	816
24	Moog, Inc., Class A	2,147
6	Raytheon Co.	989
13	Teledyne Technologies, Inc.(a)	2,915
55	United Technologies Corp.	6,494

		13,568

	Air Freight & Logistics — 0.3%
70	United Parcel Service, Inc., Class B	7,378

	Auto Components — 0.5%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,478
69	Aptiv PLC	5,460
196	Valeo S.A., Sponsored ADR	3,077
21	Visteon Corp.(a)	1,615

		11,630

	Automobiles — 0.3%
282	Byd Co. Ltd., ADR	3,331
43	Toyota Motor Corp., Sponsored ADR	5,296

		8,627

	Banks — 4.6%
62	Ameris Bancorp	2,353
118	BancorpSouth Bank	3,443
178	BB&T Corp.	8,686
279	Citizens Financial Group, Inc.	9,464
90	Columbia Banking System, Inc.	3,307
14	Comerica, Inc.	1,102
225	CVB Financial Corp.	4,930
206	Fulton Financial Corp.	3,306
308	Huntington Bancshares, Inc.	4,078
105	International Bancshares Corp.	3,724
212	KBC Group NV, Sponsored ADR	7,195
469	KeyCorp	7,724
31	M&T Bank Corp.	5,101
741	People’s United Financial, Inc.	12,138
107	PNC Financial Services Group, Inc. (The)	13,126
192	Regions Financial Corp.	2,913
35	Signature Bank	4,456
160	Trustmark Corp.	5,045
57	Westamerica Bancorporation	3,572
44	Wintrust Financial Corp.	3,130
151	Zions Bancorp N.A.	7,186

		115,979

	Beverages — 1.0%
116	Brown-Forman Corp., Class B	5,481
261	Coca-Cola Co. (The)	12,562
65	PepsiCo, Inc.	7,323

		25,366

	Biotechnology — 1.1%
20	AbbVie, Inc.	1,606
54	Amgen, Inc.	10,104
7	Biogen, Inc.(a)	2,336
157	Gilead Sciences, Inc.	10,992
8	Ligand Pharmaceuticals, Inc.(a)	945
28	Repligen Corp.(a)	1,596

		27,579

	Building Products — 0.8%
95	A.O. Smith Corp.	4,547
308	Johnson Controls International PLC	10,401
17	Lennox International, Inc.	3,898

		18,846

	Capital Markets — 2.4%
5	Affiliated Managers Group, Inc.	$525
16	Ameriprise Financial, Inc.	2,026
214	Bank of New York Mellon Corp. (The)	11,196
22	BlackRock, Inc.	9,132
44	Charles Schwab Corp. (The)	2,058
29	CME Group, Inc.	5,286
13	FactSet Research Systems, Inc.	2,842
109	Franklin Resources, Inc.	3,228
30	Intercontinental Exchange, Inc.	2,303
52	Invesco Ltd.	947
78	Janus Henderson Group PLC	1,703
84	Legg Mason, Inc.	2,503
16	Moody’s Corp.	2,536
69	Northern Trust Corp.	6,104
14	S&P Global, Inc.	2,683
67	State Street Corp.	4,750

		59,822

	Chemicals — 2.7%
17	Air Products & Chemicals, Inc.	2,795
82	Chr. Hansen Holding AS, Sponsored ADR	3,922
156	Ecolab, Inc.	24,674
43	HB Fuller Co.	2,124
30	Innospec, Inc.	2,108
29	International Flavors & Fragrances, Inc.	4,112
67	Linde PLC	10,922
36	Minerals Technologies, Inc.	2,108
71	Novozymes AS, Sponsored ADR	2,976
21	Stepan Co.	1,846
457	Symrise AG, Sponsored ADR	9,483

		67,070

	Commercial Services & Supplies — 0.4%
38	Healthcare Services Group, Inc.	1,657
22	MSA Safety, Inc.	2,204
32	Tetra Tech, Inc.	1,766
58	Waste Management, Inc.	5,549

		11,176

	Communications Equipment — 0.8%
52	Ciena Corp.(a)	1,981
275	Cisco Systems, Inc.	13,005
28	InterDigital, Inc.	2,039
17	Lumentum Holdings, Inc.(a)	831
23	Motorola Solutions, Inc.	2,689

		20,545

	Construction & Engineering — 0.2%
106	AECOM(a)	3,245
59	Fluor Corp.	2,157

		5,402

	Consumer Finance — 0.3%
51	American Express Co.	5,238
139	Navient Corp.	1,584

		6,822

	Containers & Packaging — 0.5%
112	Ball Corp.	5,855
24	Crown Holdings, Inc.(a)	1,224
63	International Paper Co.	2,988
86	Owens-Illinois, Inc.	1,726

		11,793

	Distributors — 0.3%
48	Genuine Parts Co.	4,791
15	Pool Corp.	2,249

		7,040

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
70	Service Corp. International	$3,004

	Diversified Telecommunication Services — 0.5%
184	AT&T, Inc.	5,531
183	CenturyLink, Inc.	2,803
98	Verizon Communications, Inc.	5,396

		13,730

	Electric Utilities — 1.0%
160	American Electric Power Co., Inc.	12,659
22	Edison International	1,253
26	Eversource Energy	1,805
29	IDACORP, Inc.	2,828
42	NextEra Energy, Inc.	7,517

		26,062

	Electrical Equipment — 1.1%
11	Acuity Brands, Inc.	1,330
200	Eaton Corp. PLC	15,250
20	Hubbell, Inc.	2,187
302	Vestas Wind Systems AS, Sponsored ADR	8,365

		27,132

	Electronic Equipment, Instruments & Components — 0.8%
55	Avnet, Inc.	2,266
23	Belden, Inc.	1,233
43	Cognex Corp.	1,957
7	Coherent, Inc.(a)	827
47	Keysight Technologies, Inc.(a)	3,479
11	Littelfuse, Inc.	1,933
11	Rogers Corp.(a)	1,396
21	TE Connectivity Ltd.	1,700
67	Trimble, Inc.(a)	2,523
14	Zebra Technologies Corp., Class A(a)	2,430

		19,744

	Energy Equipment & Services — 0.6%
34	Apergy Corp.(a)	1,143
30	Baker Hughes, a GE Co.	707
62	C&J Energy Services, Inc.(a)	997
18	Core Laboratories NV	1,214
56	McDermott International, Inc.(a)	494
38	National Oilwell Varco, Inc.	1,120
57	Oceaneering International, Inc.(a)	894
51	Oil States International, Inc.(a)	878
150	Schlumberger Ltd.	6,632
31	TechnipFMC PLC	712

		14,791

	Entertainment — 1.3%
47	Cinemark Holdings, Inc.	1,923
12	Netflix, Inc.(a)	4,074
21	Twenty-First Century Fox, Inc., Class A	1,036
33	Twenty-First Century Fox, Inc., Class B	1,619
206	Walt Disney Co. (The)	22,973

		31,625

	Food & Staples Retailing — 0.3%
111	Kroger Co. (The)	3,145
26	Sysco Corp.	1,660
51	Walgreens Boots Alliance, Inc.	3,685

		8,490

	Food Products — 1.0%
87	Campbell Soup Co.	3,082
248	Danone S.A., Sponsored ADR	3,613
25	General Mills, Inc.	1,111
	Food Products — continued
57	Hain Celestial Group, Inc. (The)(a)	$1,045
3	Hershey Co. (The)	318
16	Hormel Foods Corp.	677
20	Ingredion, Inc.	1,980
19	J.M. Smucker Co. (The)	1,993
56	Kellogg Co.	3,305
93	Kraft Heinz Co. (The)	4,470
30	Lamb Weston Holdings, Inc.	2,169
13	Mondelez International, Inc., Class A	601

		24,364

	Gas Utilities — 0.3%
59	New Jersey Resources Corp.	2,861
33	ONE Gas, Inc.	2,711
64	South Jersey Industries, Inc.	1,906

		7,478

	Health Care Equipment & Supplies — 1.2%
246	Coloplast AS, Sponsored ADR	2,241
93	Danaher Corp.	10,315
17	DENTSPLY SIRONA, Inc.	713
31	Globus Medical, Inc.(a)	1,396
16	Haemonetics Corp.(a)	1,583
15	LivaNova PLC(a)	1,385
46	Medtronic PLC	4,066
104	Meridian Bioscience, Inc.	1,705
23	Merit Medical Systems, Inc.(a)	1,300
34	STERIS PLC	3,878
21	West Pharmaceutical Services, Inc.	2,274

		30,856

	Health Care Providers & Services — 2.3%
32	Acadia Healthcare Co., Inc.(a)	876
10	Amedisys, Inc.(a)	1,312
8	Anthem, Inc.	2,424
8	Chemed Corp.	2,383
17	Cigna Corp.	3,397
72	CVS Health Corp.	4,720
25	DaVita, Inc.(a)	1,403
28	Encompass Health Corp.	1,871
145	Fresenius SE & Co. KGaA, Sponsored ADR	1,880
46	HCA Healthcare, Inc.	6,414
18	Henry Schein, Inc.(a)	1,399
31	Humana, Inc.	9,579
18	Laboratory Corp. of America Holdings(a)	2,508
32	MEDNAX, Inc.(a)	1,155
51	Patterson Cos., Inc.	1,137
30	Quest Diagnostics, Inc.	2,620
44	UnitedHealth Group, Inc.	11,889

		56,967

	Health Care Technology — 0.1%
110	Allscripts Healthcare Solutions, Inc.(a)	1,297
25	Medidata Solutions, Inc.(a)	1,774

		3,071

	Hotels, Restaurants & Leisure — 0.8%
30	Dunkin’ Brands Group, Inc.	2,052
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
9	McDonald’s Corp.	1,609
147	MGM Resorts International	4,328
29	Six Flags Entertainment Corp.	1,786
75	Starbucks Corp.	5,111
110	Wendy’s Co. (The)	1,905

		19,930

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
88	KB Home	$1,884
71	Meritage Homes Corp.(a)	3,201
274	Sekisui House Ltd., Sponsored ADR	4,135
41	Tupperware Brands Corp.	1,118
2	Whirlpool Corp.	266

		10,604

	Household Products — 1.0%
7	Church & Dwight Co., Inc.	452
17	Clorox Co. (The)	2,522
61	Colgate-Palmolive Co.	3,946
195	Procter & Gamble Co. (The)	18,812

		25,732

	Independent Power & Renewable Electricity Producers — 0.9%
100	AES Corp. (The)	1,639
184	Ormat Technologies, Inc.	10,619
434	Pattern Energy Group, Inc.	9,235

		21,493

	Industrial Conglomerates — 0.3%
27	Roper Technologies, Inc.	7,648

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	967

	Insurance — 2.7%
32	Aflac, Inc.	1,526
251	AIA Group Ltd., Sponsored ADR	9,131
136	Allianz SE, Sponsored ADR	2,879
47	Allstate Corp. (The)	4,130
39	Aspen Insurance Holdings Ltd.	1,628
88	Chubb Ltd.	11,708
51	First American Financial Corp.	2,554
58	Hartford Financial Services Group, Inc. (The)	2,721
244	Legal & General Group PLC, Sponsored ADR	4,203
25	Lincoln National Corp.	1,462
35	Marsh & McLennan Cos., Inc.	3,087
58	MetLife, Inc.	2,649
106	Prudential Financial, Inc.	9,767
122	Prudential PLC, Sponsored ADR	4,812
39	Travelers Cos., Inc. (The)	4,896

		67,153

	Interactive Media & Services — 1.5%
3	Alphabet, Inc., Class C(a)	3,349
20	Alphabet, Inc., Class A(a)	22,518
65	Facebook, Inc., Class A(a)	10,835
7	TripAdvisor, Inc.(a)	401

		37,103

	Internet & Direct Marketing Retail — 1.3%
11	Amazon.com, Inc.(a)	18,906
3	Booking Holdings, Inc.(a)	5,498
258	eBay, Inc.(a)	8,682

		33,086

	IT Services — 2.9%
45	Accenture PLC, Class A	6,910
6	Akamai Technologies, Inc.(a)	391
28	Cognizant Technology Solutions Corp., Class A	1,951
32	International Business Machines Corp.	4,301
26	Jack Henry & Associates, Inc.	3,472
40	Leidos Holdings, Inc.	2,320
110	MasterCard, Inc., Class A	23,224
42	PayPal Holdings, Inc.(a)	3,728
77	Sabre Corp.	1,769
148	Visa, Inc., Class A	19,982
	IT Services — continued
83	Western Union Co. (The)	$1,515
15	WEX, Inc.(a)	2,420

		71,983

	Leisure Products — 0.0%
67	Callaway Golf Co.	1,091

	Life Sciences Tools & Services — 0.9%
7	Illumina, Inc.(a)	1,959
15	IQVIA Holdings, Inc.(a)	1,935
79	Thermo Fisher Scientific, Inc.	19,408

		23,302

	Machinery — 2.1%
37	AGCO Corp.	2,375
70	Caterpillar, Inc.	9,321
7	Cummins, Inc.	1,030
38	Deere & Co.	6,232
71	Flowserve Corp.	3,127
29	IDEX Corp.	3,998
4	Ingersoll-Rand PLC	400
49	ITT, Inc.	2,575
62	Kennametal, Inc.	2,330
39	Oshkosh Corp.	2,927
37	Parker Hannifin Corp.	6,098
11	Proto Labs, Inc.(a)	1,366
49	Terex Corp.	1,505
43	Toro Co. (The)	2,558
67	Watts Water Technologies, Inc., Series A	5,016
37	Xylem, Inc.	2,637

		53,495

	Media — 0.3%
3	Cable One, Inc.	2,653
30	CBS Corp., Class B	1,484
32	Discovery, Inc., Series C(a)	853
53	New York Times Co. (The), Class A	1,362
25	Omnicom Group, Inc.	1,947

		8,299

	Metals & Mining — 0.6%
88	Commercial Metals Co.	1,536
199	Newmont Mining Corp.	6,788
16	Nucor Corp.	980
38	Reliance Steel & Aluminum Co.	3,111
27	Royal Gold, Inc.	2,359

		14,774

	Multi-Utilities — 0.5%
95	Consolidated Edison, Inc.	7,377
17	DTE Energy Co.	2,002
24	Sempra Energy	2,807

		12,186

	Multiline Retail — 0.0%
11	Macy’s, Inc.	289

	Oil, Gas & Consumable Fuels — 1.6%
39	Apache Corp.	1,280
167	ConocoPhillips	11,304
164	Denbury Resources, Inc.(a)	333
61	Devon Energy Corp.	1,626
21	Diamondback Energy, Inc.	2,165
30	EQT Corp.	584
24	Equitrans Midstream Corp.(a)	500
72	Green Plains, Inc.	1,023
23	Hess Corp.	1,242
97	Marathon Oil Corp.	1,532

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
68	Noble Energy, Inc.	$1,519
114	Occidental Petroleum Corp.	7,613
64	ONEOK, Inc.	4,109
47	Valero Energy Corp.	4,128
47	World Fuel Services Corp.	1,170

		40,128

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,735
65	Louisiana-Pacific Corp.	1,585

		3,320

	Personal Products — 0.4%
31	Estee Lauder Cos., Inc. (The), Class A	4,229
5	Medifast, Inc.	636
89	Unilever NV	4,763

		9,628

	Pharmaceuticals — 1.8%
3	Allergan PLC	432
58	Bristol-Myers Squibb Co.	2,864
47	Catalent, Inc.(a)	1,736
47	Eli Lilly & Co.	5,633
33	Johnson & Johnson	4,392
109	Merck & Co., Inc.	8,113
212	Novo Nordisk AS, Sponsored ADR	9,968
25	Perrigo Co. PLC	1,161
261	Pfizer, Inc.	11,079
20	Supernus Pharmaceuticals, Inc.(a)	763

		46,141

	Professional Services — 0.4%
39	Exponent, Inc.	1,948
43	IHS Markit Ltd.(a)	2,233
15	Insperity, Inc.	1,600
40	Korn Ferry	1,824
24	ManpowerGroup, Inc.	1,897
32	Nielsen Holdings PLC	822
3	Verisk Analytics, Inc.(a)	352

		10,676

	Real Estate Management & Development — 0.2%
49	CBRE Group, Inc., Class A(a)	2,242
20	Jones Lang LaSalle, Inc.	2,868

		5,110

	REITs – Apartments — 0.6%
77	American Campus Communities, Inc.	3,544
8	AvalonBay Communities, Inc.	1,543
51	Camden Property Trust	4,944
28	Equity Residential	2,032
14	Essex Property Trust, Inc.	3,797
4	Mid-America Apartment Communities, Inc.	405

		16,265

	REITs – Diversified — 0.4%
14	Crown Castle International Corp.	1,639
35	CyrusOne, Inc.	1,897
17	Digital Realty Trust, Inc.	1,841
4	Equinix, Inc.	1,576
112	Weyerhaeuser Co.	2,939

		9,892

	REITs – Health Care — 0.7%
49	HCP, Inc.	1,545
44	Ventas, Inc.	2,838
165	Welltower, Inc.	12,786

		17,169

	REITs – Hotels — 0.1%
146	Host Hotels & Resorts, Inc.	$2,637

	REITs – Office Property — 0.6%
21	Boston Properties, Inc.	2,769
108	Corporate Office Properties Trust	2,667
129	Douglas Emmett, Inc.	4,880
57	Kilroy Realty Corp.	4,016

		14,332

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	277
16	Simon Property Group, Inc.	2,914

		3,191

	REITs – Single Tenant — 0.1%
174	Easterly Government Properties, Inc.	3,125

	REITs – Storage — 0.1%
7	Public Storage	1,488

	REITs – Warehouse/Industrials — 0.2%
95	Liberty Property Trust	4,478

	Road & Rail — 1.3%
34	Genesee & Wyoming, Inc., Class A(a)	2,670
35	Kansas City Southern	3,701
61	Norfolk Southern Corp.	10,232
31	Ryder System, Inc.	1,795
91	Union Pacific Corp.	14,476

		32,874

	Semiconductors & Semiconductor Equipment — 1.6%
13	Advanced Micro Devices, Inc.(a)	317
76	Applied Materials, Inc.	2,970
17	ASML Holding NV, (Registered)	2,976
38	Brooks Automation, Inc.	1,183
22	Cabot Microelectronics Corp.	2,242
41	Cirrus Logic, Inc.(a)	1,523
146	First Solar, Inc.(a)	7,386
293	Intel Corp.	13,806
18	NVIDIA Corp.	2,587
37	QUALCOMM, Inc.	1,832
32	Silicon Laboratories, Inc.(a)	2,448
16	Texas Instruments, Inc.	1,611

		40,881

	Software — 2.4%
21	Adobe, Inc.(a)	5,204
12	Autodesk, Inc.(a)	1,766
4	Citrix Systems, Inc.	410
12	Ellie Mae, Inc.(a)	910
12	Fair Isaac Corp.(a)	2,703
35	Fortinet, Inc.(a)	2,680
19	LogMeIn, Inc.	1,767
242	Microsoft Corp.	25,272
265	Oracle Corp.	13,311
32	PTC, Inc.(a)	2,713
21	Qualys, Inc.(a)	1,817
9	Ultimate Software Group, Inc. (The)(a)	2,458

		61,011

	Specialty Retail — 1.1%
25	Aaron’s, Inc.	1,251
72	American Eagle Outfitters, Inc.	1,521
27	Asbury Automotive Group, Inc.(a)	1,908
13	Best Buy Co., Inc.	770
13	Five Below, Inc.(a)	1,608
44	Home Depot, Inc. (The)	8,075
19	Lithia Motors, Inc., Class A	1,690

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
40	Lowe’s Cos., Inc.	$3,846
21	Monro, Inc.	1,505
16	Signet Jewelers Ltd.	390
12	Tiffany & Co.	1,065
44	TJX Cos., Inc. (The)	2,188
27	Williams-Sonoma, Inc.	1,470

		27,287

	Technology Hardware, Storage & Peripherals — 1.2%
61	Apple, Inc.	10,153
492	Hewlett Packard Enterprise Co.	7,670
255	HP, Inc.	5,617
68	NCR Corp.(a)	1,819
44	NetApp, Inc.	2,806
7	Seagate Technology PLC	310
14	Western Digital Corp.	630
32	Xerox Corp.	903

		29,908

	Textiles, Apparel & Luxury Goods — 0.7%
16	Deckers Outdoor Corp.(a)	2,055
123	EssilorLuxottica S.A., Sponsored ADR	7,798
15	Hanesbrands, Inc.	225
62	NIKE, Inc., Class B	5,077
4	PVH Corp.	436
63	Wolverine World Wide, Inc.	2,161

		17,752

	Thrifts & Mortgage Finance — 0.1%
234	New York Community Bancorp, Inc.	2,719

	Trading Companies & Distributors — 0.7%
105	Fastenal Co.	6,348
20	GATX Corp.	1,514
30	W.W. Grainger, Inc.	8,862

		16,724

	Water Utilities — 0.8%
175	American Water Works Co., Inc.	16,742
66	Aqua America, Inc.	2,314

		19,056

	Total Common Stocks (Identified Cost $1,479,070)	1,530,884

Exchange-Traded Funds — 19.1%
5,207	iShares® ESG MSCI EAFE ETF	318,304
4,782	iShares® ESG MSCI Emerging Markets ETF	162,827

	Total Exchange-Traded Funds (Identified Cost $473,078)	481,131

Affiliated Mutual Funds — 16.3%
5,093	Loomis Sayles Inflation Protected Securities Fund, Class N	51,647
4,575	Loomis Sayles Limited Term Government and Agency Fund, Class N	51,290
10,479	Mirova Global Green Bond Fund, Class N	103,325
19,271	Mirova International Sustainable Equity Fund, Class N(a)	202,534

	Total Affiliated Mutual Funds (Identified Cost $406,773)	408,796

	Total Investments — 96.2% (Identified Cost $2,358,921)	2,420,811
	Other assets less liabilities — 3.8%	96,221

	Net Assets — 100.0%	$2,517,032

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	88.0%
Fixed Income	8.2

Total Investments	96.2
Other assets less liabilities	3.8

Net Assets	100.0%

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 53.4% of Net Assets
	Aerospace & Defense — 0.5%
11	Arconic, Inc.	$207
17	Axon Enterprise, Inc.(a)	867
21	Moog, Inc., Class A	1,879
5	Raytheon Co.	824
11	Teledyne Technologies, Inc.(a)	2,467
47	United Technologies Corp.	5,549

		11,793

	Air Freight & Logistics — 0.3%
61	United Parcel Service, Inc., Class B	6,429

	Auto Components — 0.4%
89	American Axle & Manufacturing Holdings, Inc.(a)	1,315
55	Aptiv PLC	4,352
157	Valeo S.A., Sponsored ADR	2,465
21	Visteon Corp.(a)	1,615

		9,747

	Automobiles — 0.3%
226	Byd Co. Ltd., ADR	2,669
34	Toyota Motor Corp., Sponsored ADR	4,188

		6,857

	Banks — 4.0%
54	Ameris Bancorp	2,049
97	BancorpSouth Bank	2,830
146	BB&T Corp.	7,125
257	Citizens Financial Group, Inc.	8,717
74	Columbia Banking System, Inc.	2,720
13	Comerica, Inc.	1,024
189	CVB Financial Corp.	4,141
171	Fulton Financial Corp.	2,745
280	Huntington Bancshares, Inc.	3,707
86	International Bancshares Corp.	3,050
170	KBC Group NV, Sponsored ADR	5,770
430	KeyCorp	7,082
29	M&T Bank Corp.	4,772
661	People’s United Financial, Inc.	10,827
88	PNC Financial Services Group, Inc. (The)	10,795
179	Regions Financial Corp.	2,715
28	Signature Bank	3,565
134	Trustmark Corp.	4,225
47	Westamerica Bancorporation	2,945
36	Wintrust Financial Corp.	2,561
137	Zions Bancorp N.A.	6,520

		99,885

	Beverages — 0.9%
105	Brown-Forman Corp., Class B	4,961
217	Coca-Cola Co. (The)	10,444
53	PepsiCo, Inc.	5,972

		21,377

	Biotechnology — 0.9%
26	AbbVie, Inc.	2,087
43	Amgen, Inc.	8,046
6	Biogen, Inc.(a)	2,003
131	Gilead Sciences, Inc.	9,171
7	Ligand Pharmaceuticals, Inc.(a)	827
24	Repligen Corp.(a)	1,368

		23,502

	Building Products — 0.6%
76	A.O. Smith Corp.	3,637
254	Johnson Controls International PLC	8,578
14	Lennox International, Inc.	3,210

		15,425

	Capital Markets — 2.1%
5	Affiliated Managers Group, Inc.	$525
12	Ameriprise Financial, Inc.	1,519
181	Bank of New York Mellon Corp. (The)	9,470
18	BlackRock, Inc.	7,471
40	Charles Schwab Corp. (The)	1,871
22	CME Group, Inc.	4,010
11	FactSet Research Systems, Inc.	2,405
106	Franklin Resources, Inc.	3,139
28	Intercontinental Exchange, Inc.	2,149
52	Invesco Ltd.	947
69	Janus Henderson Group PLC	1,506
75	Legg Mason, Inc.	2,235
12	Moody’s Corp.	1,902
66	Northern Trust Corp.	5,838
10	S&P Global, Inc.	1,917
64	State Street Corp.	4,538

		51,442

	Chemicals — 2.3%
14	Air Products & Chemicals, Inc.	2,301
66	Chr. Hansen Holding AS, Sponsored ADR	3,157
133	Ecolab, Inc.	21,037
38	HB Fuller Co.	1,877
27	Innospec, Inc.	1,897
26	International Flavors & Fragrances, Inc.	3,686
55	Linde PLC	8,966
32	Minerals Technologies, Inc.	1,874
57	Novozymes AS, Sponsored ADR	2,389
21	Stepan Co.	1,847
367	Symrise AG, Sponsored ADR	7,615

		56,646

	Commercial Services & Supplies — 0.4%
34	Healthcare Services Group, Inc.	1,483
19	MSA Safety, Inc.	1,903
28	Tetra Tech, Inc.	1,545
53	Waste Management, Inc.	5,071

		10,002

	Communications Equipment — 0.7%
46	Ciena Corp.(a)	1,752
250	Cisco Systems, Inc.	11,823
24	InterDigital, Inc.	1,747
18	Lumentum Holdings, Inc.(a)	880
17	Motorola Solutions, Inc.	1,988

		18,190

	Construction & Engineering — 0.2%
87	AECOM(a)	2,663
47	Fluor Corp.	1,719

		4,382

	Consumer Finance — 0.2%
44	American Express Co.	4,519
68	Navient Corp.	775

		5,294

	Containers & Packaging — 0.4%
95	Ball Corp.	4,967
17	Crown Holdings, Inc.(a)	867
48	International Paper Co.	2,277
77	Owens-Illinois, Inc.	1,545

		9,656

	Distributors — 0.2%
41	Genuine Parts Co.	4,092
13	Pool Corp.	1,949

		6,041

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
57	Service Corp. International	$2,446

	Diversified Telecommunication Services — 0.5%
167	AT&T, Inc.	5,020
171	CenturyLink, Inc.	2,620
90	Verizon Communications, Inc.	4,955

		12,595

	Electric Utilities — 0.9%
133	American Electric Power Co., Inc.	10,523
21	Edison International	1,197
25	Eversource Energy	1,735
26	IDACORP, Inc.	2,535
34	NextEra Energy, Inc.	6,085

		22,075

	Electrical Equipment — 0.9%
11	Acuity Brands, Inc.	1,330
169	Eaton Corp. PLC	12,886
18	Hubbell, Inc.	1,968
242	Vestas Wind Systems AS, Sponsored ADR	6,704

		22,888

	Electronic Equipment, Instruments & Components — 0.7%
48	Avnet, Inc.	1,978
20	Belden, Inc.	1,072
38	Cognex Corp.	1,729
7	Coherent, Inc.(a)	827
38	Keysight Technologies, Inc.(a)	2,813
10	Littelfuse, Inc.	1,757
10	Rogers Corp.(a)	1,269
28	TE Connectivity Ltd.	2,267
59	Trimble, Inc.(a)	2,222
12	Zebra Technologies Corp., Class A(a)	2,083

		18,017

	Energy Equipment & Services — 0.6%
33	Apergy Corp.(a)	1,110
28	Baker Hughes, a GE Co.	660
65	C&J Energy Services, Inc.(a)	1,045
18	Core Laboratories NV	1,214
60	McDermott International, Inc.(a)	529
35	National Oilwell Varco, Inc.	1,032
59	Oceaneering International, Inc.(a)	926
52	Oil States International, Inc.(a)	895
130	Schlumberger Ltd.	5,747
29	TechnipFMC PLC	666

		13,824

	Entertainment — 1.1%
42	Cinemark Holdings, Inc.	1,719
12	Netflix, Inc.(a)	4,074
21	Twenty-First Century Fox, Inc., Class A	1,035
33	Twenty-First Century Fox, Inc., Class B	1,619
178	Walt Disney Co. (The)	19,851

		28,298

	Food & Staples Retailing — 0.3%
105	Kroger Co. (The)	2,975
34	Sysco Corp.	2,171
47	Walgreens Boots Alliance, Inc.	3,396

		8,542

	Food Products — 0.8%
81	Campbell Soup Co.	2,870
199	Danone S.A., Sponsored ADR	2,900
25	General Mills, Inc.	1,111
	Food Products — continued
50	Hain Celestial Group, Inc. (The)(a)	$917
3	Hershey Co. (The)	318
16	Hormel Foods Corp.	677
17	Ingredion, Inc.	1,683
15	J.M. Smucker Co. (The)	1,573
43	Kellogg Co.	2,537
80	Kraft Heinz Co. (The)	3,845
26	Lamb Weston Holdings, Inc.	1,880
13	Mondelez International, Inc., Class A	601

		20,912

	Gas Utilities — 0.3%
52	New Jersey Resources Corp.	2,522
29	ONE Gas, Inc.	2,382
57	South Jersey Industries, Inc.	1,698

		6,602

	Health Care Equipment & Supplies — 1.0%
197	Coloplast AS, Sponsored ADR	1,795
74	Danaher Corp.	8,208
14	DENTSPLY SIRONA, Inc.	587
30	Globus Medical, Inc.(a)	1,351
14	Haemonetics Corp.(a)	1,385
13	LivaNova PLC(a)	1,200
42	Medtronic PLC	3,712
93	Meridian Bioscience, Inc.	1,524
20	Merit Medical Systems, Inc.(a)	1,131
28	STERIS PLC	3,194
19	West Pharmaceutical Services, Inc.	2,057

		26,144

	Health Care Providers & Services — 2.0%
33	Acadia Healthcare Co., Inc.(a)	903
10	Amedisys, Inc.(a)	1,312
8	Anthem, Inc.	2,424
6	Chemed Corp.	1,788
13	Cigna Corp.	2,597
66	CVS Health Corp.	4,326
25	DaVita, Inc.(a)	1,403
24	Encompass Health Corp.	1,604
116	Fresenius SE & Co. KGaA, Sponsored ADR	1,504
38	HCA Healthcare, Inc.	5,298
17	Henry Schein, Inc.(a)	1,321
26	Humana, Inc.	8,034
17	Laboratory Corp. of America Holdings(a)	2,369
33	MEDNAX, Inc.(a)	1,192
46	Patterson Cos., Inc.	1,025
28	Quest Diagnostics, Inc.	2,446
40	UnitedHealth Group, Inc.	10,808

		50,354

	Health Care Technology — 0.1%
98	Allscripts Healthcare Solutions, Inc.(a)	1,156
22	Medidata Solutions, Inc.(a)	1,561

		2,717

	Hotels, Restaurants & Leisure — 0.8%
26	Dunkin’ Brands Group, Inc.	1,778
16	Jack in the Box, Inc.	1,295
19	Marriott Vacations Worldwide Corp.	1,682
12	McDonald’s Corp.	2,146
134	MGM Resorts International	3,945
25	Six Flags Entertainment Corp.	1,540
69	Starbucks Corp.	4,702
98	Wendy’s Co. (The)	1,697

		18,785

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
78	KB Home	$1,670
58	Meritage Homes Corp.(a)	2,614
220	Sekisui House Ltd., Sponsored ADR	3,320
41	Tupperware Brands Corp.	1,118
2	Whirlpool Corp.	266

		8,988

	Household Products — 0.9%
7	Church & Dwight Co., Inc.	452
14	Clorox Co. (The)	2,077
59	Colgate-Palmolive Co.	3,816
167	Procter & Gamble Co. (The)	16,111

		22,456

	Independent Power & Renewable Electricity Producers — 0.8%
93	AES Corp. (The)	1,524
168	Ormat Technologies, Inc.	9,695
395	Pattern Energy Group, Inc.	8,406

		19,625

	Industrial Conglomerates — 0.3%
22	Roper Technologies, Inc.	6,232

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	967

	Insurance — 2.2%
16	Aflac, Inc.	763
201	AIA Group Ltd., Sponsored ADR	7,312
109	Allianz SE, Sponsored ADR	2,307
44	Allstate Corp. (The)	3,866
34	Aspen Insurance Holdings Ltd.	1,419
72	Chubb Ltd.	9,580
45	First American Financial Corp.	2,254
41	Hartford Financial Services Group, Inc. (The)	1,924
196	Legal & General Group PLC, Sponsored ADR	3,376
32	Lincoln National Corp.	1,872
33	Marsh & McLennan Cos., Inc.	2,910
53	MetLife, Inc.	2,420
87	Prudential Financial, Inc.	8,016
97	Prudential PLC, Sponsored ADR	3,826
33	Travelers Cos., Inc. (The)	4,143

		55,988

	Interactive Media & Services — 1.4%
4	Alphabet, Inc., Class C(a)	4,465
17	Alphabet, Inc., Class A(a)	19,140
59	Facebook, Inc., Class A(a)	9,835
7	TripAdvisor, Inc.(a)	402

		33,842

	Internet & Direct Marketing Retail — 1.1%
9	Amazon.com, Inc.(a)	15,469
3	Booking Holdings, Inc.(a)	5,498
216	eBay, Inc.(a)	7,268

		28,235

	IT Services — 2.5%
43	Accenture PLC, Class A	6,603
6	Akamai Technologies, Inc.(a)	390
26	Cognizant Technology Solutions Corp., Class A	1,812
23	International Business Machines Corp.	3,092
22	Jack Henry & Associates, Inc.	2,938
35	Leidos Holdings, Inc.	2,030
93	MasterCard, Inc., Class A	19,635
39	PayPal Holdings, Inc.(a)	3,461
68	Sabre Corp.	1,563
129	Visa, Inc., Class A	17,416
	IT Services — continued
63	Western Union Co. (The)	$1,150
13	WEX, Inc.(a)	2,097

		62,187

	Leisure Products — 0.0%
60	Callaway Golf Co.	977

	Life Sciences Tools & Services — 0.8%
5	Illumina, Inc.(a)	1,399
14	IQVIA Holdings, Inc.(a)	1,806
66	Thermo Fisher Scientific, Inc.	16,214

		19,419

	Machinery — 1.8%
32	AGCO Corp.	2,054
58	Caterpillar, Inc.	7,723
6	Cummins, Inc.	883
33	Deere & Co.	5,412
58	Flowserve Corp.	2,554
24	IDEX Corp.	3,309
4	Ingersoll-Rand PLC	400
43	ITT, Inc.	2,260
55	Kennametal, Inc.	2,067
34	Oshkosh Corp.	2,552
30	Parker Hannifin Corp.	4,944
11	Proto Labs, Inc.(a)	1,366
43	Terex Corp.	1,321
38	Toro Co. (The)	2,261
53	Watts Water Technologies, Inc., Series A	3,968
23	Xylem, Inc.	1,639

		44,713

	Media — 0.3%
2	Cable One, Inc.	1,769
28	CBS Corp., Class B	1,385
30	Discovery, Inc., Series C(a)	800
47	New York Times Co. (The), Class A	1,208
23	Omnicom Group, Inc.	1,791

		6,953

	Metals & Mining — 0.5%
88	Commercial Metals Co.	1,536
175	Newmont Mining Corp.	5,969
15	Nucor Corp.	919
33	Reliance Steel & Aluminum Co.	2,702
22	Royal Gold, Inc.	1,922

		13,048

	Multi-Utilities — 0.4%
78	Consolidated Edison, Inc.	6,057
16	DTE Energy Co.	1,884
22	Sempra Energy	2,573

		10,514

	Multiline Retail — 0.0%
10	Macy’s, Inc.	263

	Oil, Gas & Consumable Fuels — 1.4%
37	Apache Corp.	1,214
138	ConocoPhillips	9,341
173	Denbury Resources, Inc.(a)	351
57	Devon Energy Corp.	1,519
19	Diamondback Energy, Inc.	1,959
28	EQT Corp.	545
22	Equitrans Midstream Corp.(a)	458
75	Green Plains, Inc.	1,066
21	Hess Corp.	1,134
91	Marathon Oil Corp.	1,437

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
63	Noble Energy, Inc.	$1,407
93	Occidental Petroleum Corp.	6,211
60	ONEOK, Inc.	3,853
40	Valero Energy Corp.	3,513
41	World Fuel Services Corp.	1,021

		35,029

	Paper & Forest Products — 0.1%
32	Domtar Corp.	1,501
58	Louisiana-Pacific Corp.	1,414

		2,915

	Personal Products — 0.3%
28	Estee Lauder Cos., Inc. (The), Class A	3,820
4	Medifast, Inc.	509
71	Unilever NV	3,799

		8,128

	Pharmaceuticals — 1.6%
3	Allergan PLC	432
41	Bristol-Myers Squibb Co.	2,024
42	Catalent, Inc.(a)	1,551
43	Eli Lilly & Co.	5,154
31	Johnson & Johnson	4,125
99	Merck & Co., Inc.	7,369
170	Novo Nordisk AS, Sponsored ADR	7,993
24	Perrigo Co. PLC	1,115
237	Pfizer, Inc.	10,061
21	Supernus Pharmaceuticals, Inc.(a)	801

		40,625

	Professional Services — 0.4%
35	Exponent, Inc.	1,748
39	IHS Markit Ltd.(a)	2,025
13	Insperity, Inc.	1,387
35	Korn Ferry	1,596
21	ManpowerGroup, Inc.	1,660
31	Nielsen Holdings PLC	796
3	Verisk Analytics, Inc.(a)	352

		9,564

	Real Estate Management & Development — 0.2%
28	CBRE Group, Inc., Class A(a)	1,281
18	Jones Lang LaSalle, Inc.	2,581

		3,862

	REITs – Apartments — 0.6%
63	American Campus Communities, Inc.	2,899
8	AvalonBay Communities, Inc.	1,543
42	Camden Property Trust	4,072
26	Equity Residential	1,887
13	Essex Property Trust, Inc.	3,526
4	Mid-America Apartment Communities, Inc.	405

		14,332

	REITs – Diversified — 0.4%
18	Crown Castle International Corp.	2,107
34	CyrusOne, Inc.	1,843
20	Digital Realty Trust, Inc.	2,167
4	Equinix, Inc.	1,576
93	Weyerhaeuser Co.	2,440

		10,133

	REITs – Health Care — 0.6%
47	HCP, Inc.	1,482
35	Ventas, Inc.	2,257
150	Welltower, Inc.	11,624

		15,363

	REITs – Hotels — 0.1%
116	Host Hotels & Resorts, Inc.	$2,095

	REITs – Office Property — 0.5%
15	Boston Properties, Inc.	1,978
95	Corporate Office Properties Trust	2,345
108	Douglas Emmett, Inc.	4,086
48	Kilroy Realty Corp.	3,382

		11,791

	REITs – Regional Malls — 0.1%
3	Macerich Co. (The)	138
15	Simon Property Group, Inc.	2,732

		2,870

	REITs – Single Tenant — 0.1%
144	Easterly Government Properties, Inc.	2,586

	REITs – Storage — 0.1%
7	Public Storage	1,488

	REITs – Warehouse/Industrials — 0.1%
78	Liberty Property Trust	3,677

	Road & Rail — 1.2%
28	Genesee & Wyoming, Inc., Class A(a)	2,198
37	Kansas City Southern	3,913
55	Norfolk Southern Corp.	9,226
28	Ryder System, Inc.	1,621
81	Union Pacific Corp.	12,885

		29,843

	Semiconductors & Semiconductor Equipment — 1.4%
13	Advanced Micro Devices, Inc.(a)	317
69	Applied Materials, Inc.	2,697
14	ASML Holding NV, (Registered)	2,451
34	Brooks Automation, Inc.	1,058
20	Cabot Microelectronics Corp.	2,038
36	Cirrus Logic, Inc.(a)	1,337
133	First Solar, Inc.(a)	6,729
261	Intel Corp.	12,298
13	NVIDIA Corp.	1,869
21	QUALCOMM, Inc.	1,040
28	Silicon Laboratories, Inc.(a)	2,142
21	Texas Instruments, Inc.	2,114

		36,090

	Software — 2.2%
20	Adobe, Inc.(a)	4,956
15	Autodesk, Inc.(a)	2,208
4	Citrix Systems, Inc.	410
10	Ellie Mae, Inc.(a)	758
10	Fair Isaac Corp.(a)	2,252
31	Fortinet, Inc.(a)	2,374
17	LogMeIn, Inc.	1,581
208	Microsoft Corp.	21,721
229	Oracle Corp.	11,503
26	PTC, Inc.(a)	2,205
21	Qualys, Inc.(a)	1,817
8	Ultimate Software Group, Inc. (The)(a)	2,185

		53,970

	Specialty Retail — 1.0%
22	Aaron’s, Inc.	1,101
64	American Eagle Outfitters, Inc.	1,352
26	Asbury Automotive Group, Inc.(a)	1,837
13	Best Buy Co., Inc.	770
13	Five Below, Inc.(a)	1,608
40	Home Depot, Inc. (The)	7,341
17	Lithia Motors, Inc., Class A	1,512

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
31	Lowe’s Cos., Inc.	$2,981
20	Monro, Inc.	1,433
16	Signet Jewelers Ltd.	390
12	Tiffany & Co.	1,065
42	TJX Cos., Inc. (The)	2,089
23	Williams-Sonoma, Inc.	1,252

		24,731

	Technology Hardware, Storage & Peripherals — 1.1%
56	Apple, Inc.	9,320
452	Hewlett Packard Enterprise Co.	7,047
265	HP, Inc.	5,838
60	NCR Corp.(a)	1,605
31	NetApp, Inc.	1,977
7	Seagate Technology PLC	310
14	Western Digital Corp.	630
32	Xerox Corp.	903

		27,630

	Textiles, Apparel & Luxury Goods — 0.6%
14	Deckers Outdoor Corp.(a)	1,798
99	EssilorLuxottica S.A., Sponsored ADR	6,276
15	Hanesbrands, Inc.	225
56	NIKE, Inc., Class B	4,585
4	PVH Corp.	437
55	Wolverine World Wide, Inc.	1,887

		15,208

	Thrifts & Mortgage Finance — 0.1%
209	New York Community Bancorp, Inc.	2,429

	Trading Companies & Distributors — 0.6%
96	Fastenal Co.	5,804
20	GATX Corp.	1,514
27	W.W. Grainger, Inc.	7,975

		15,293

	Water Utilities — 0.7%
153	American Water Works Co., Inc.	14,637
59	Aqua America, Inc.	2,068

		16,705

	Total Common Stocks (Identified Cost $1,293,057)	1,331,631

Exchange-Traded Funds — 19.2%
5,090	iShares® ESG MSCI EAFE ETF	311,152
4,949	iShares® ESG MSCI Emerging Markets ETF	168,513

	Total Exchange-Traded Funds (Identified Cost $471,198)	479,665

Affiliated Mutual Funds — 15.3%
4,140	Loomis Sayles Inflation Protected Securities Fund, Class N	41,977
2,480	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,806
8,517	Mirova Global Green Bond Fund, Class N	83,980
21,565	Mirova International Sustainable Equity Fund, Class N(a)	226,647

	Total Affiliated Mutual Funds (Identified Cost $376,828)	380,410

	Total Investments — 87.9% (Identified Cost $2,141,083)	2,191,706
	Other assets less liabilities — 12.1%	300,426

	Net Assets — 100.0%	$2,492,132

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	81.7%
Fixed Income	6.2

Total Investments	87.9
Other assets less liabilities	12.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 54.5% of Net Assets
	Aerospace & Defense — 0.5%
11	Arconic, Inc.	$207
17	Axon Enterprise, Inc.(a)	867
24	Moog, Inc., Class A	2,147
6	Raytheon Co.	989
11	Teledyne Technologies, Inc.(a)	2,466
50	United Technologies Corp.	5,904

		12,580

	Air Freight & Logistics — 0.3%
70	United Parcel Service, Inc., Class B	7,378

	Auto Components — 0.4%
103	American Axle & Manufacturing Holdings, Inc.(a)	1,523
63	Aptiv PLC	4,985
179	Valeo S.A., Sponsored ADR	2,810
19	Visteon Corp.(a)	1,461

		10,779

	Automobiles — 0.3%
257	Byd Co. Ltd., ADR	3,035
39	Toyota Motor Corp., Sponsored ADR	4,804

		7,839

	Banks — 4.0%
57	Ameris Bancorp	2,163
103	BancorpSouth Bank	3,006
154	BB&T Corp.	7,515
265	Citizens Financial Group, Inc.	8,989
78	Columbia Banking System, Inc.	2,867
14	Comerica, Inc.	1,102
200	CVB Financial Corp.	4,382
181	Fulton Financial Corp.	2,905
290	Huntington Bancshares, Inc.	3,840
92	International Bancshares Corp.	3,263
193	KBC Group NV, Sponsored ADR	6,550
444	KeyCorp	7,313
30	M&T Bank Corp.	4,936
691	People’s United Financial, Inc.	11,319
93	PNC Financial Services Group, Inc. (The)	11,408
184	Regions Financial Corp.	2,791
32	Signature Bank	4,074
142	Trustmark Corp.	4,477
49	Westamerica Bancorporation	3,070
37	Wintrust Financial Corp.	2,632
142	Zions Bancorp N.A.	6,758

		105,360

	Beverages — 0.9%
109	Brown-Forman Corp., Class B	5,150
229	Coca-Cola Co. (The)	11,022
56	PepsiCo, Inc.	6,310

		22,482

	Biotechnology — 1.0%
20	AbbVie, Inc.	1,606
49	Amgen, Inc.	9,168
6	Biogen, Inc.(a)	2,003
146	Gilead Sciences, Inc.	10,221
8	Ligand Pharmaceuticals, Inc.(a)	945
28	Repligen Corp.(a)	1,596

		25,539

	Building Products — 0.7%
86	A.O. Smith Corp.	4,116
294	Johnson Controls International PLC	9,928
14	Lennox International, Inc.	3,210

		17,254

	Capital Markets — 2.1%
5	Affiliated Managers Group, Inc.	$525
15	Ameriprise Financial, Inc.	1,899
196	Bank of New York Mellon Corp. (The)	10,255
19	BlackRock, Inc.	7,886
42	Charles Schwab Corp. (The)	1,964
27	CME Group, Inc.	4,922
11	FactSet Research Systems, Inc.	2,405
97	Franklin Resources, Inc.	2,872
28	Intercontinental Exchange, Inc.	2,149
51	Invesco Ltd.	929
73	Janus Henderson Group PLC	1,594
79	Legg Mason, Inc.	2,354
12	Moody’s Corp.	1,902
70	Northern Trust Corp.	6,192
14	S&P Global, Inc.	2,683
74	State Street Corp.	5,247

		55,778

	Chemicals — 2.4%
14	Air Products & Chemicals, Inc.	2,301
75	Chr. Hansen Holding AS, Sponsored ADR	3,587
145	Ecolab, Inc.	22,935
40	HB Fuller Co.	1,976
28	Innospec, Inc.	1,968
28	International Flavors & Fragrances, Inc.	3,970
58	Linde PLC	9,455
37	Minerals Technologies, Inc.	2,167
64	Novozymes AS, Sponsored ADR	2,682
21	Stepan Co.	1,846
417	Symrise AG, Sponsored ADR	8,653

		61,540

	Commercial Services & Supplies — 0.4%
39	Healthcare Services Group, Inc.	1,701
20	MSA Safety, Inc.	2,004
33	Tetra Tech, Inc.	1,821
55	Waste Management, Inc.	5,262

		10,788

	Communications Equipment — 0.7%
48	Ciena Corp.(a)	1,828
259	Cisco Systems, Inc.	12,248
25	InterDigital, Inc.	1,820
18	Lumentum Holdings, Inc.(a)	881
17	Motorola Solutions, Inc.	1,988

		18,765

	Construction & Engineering — 0.2%
92	AECOM(a)	2,816
48	Fluor Corp.	1,755

		4,571

	Consumer Finance — 0.2%
47	American Express Co.	4,827
130	Navient Corp.	1,482

		6,309

	Containers & Packaging — 0.4%
107	Ball Corp.	5,594
33	Crown Holdings, Inc.(a)	1,683
51	International Paper Co.	2,419
89	Owens-Illinois, Inc.	1,786

		11,482

	Distributors — 0.3%
46	Genuine Parts Co.	4,592
13	Pool Corp.	1,949

		6,541

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
61	Service Corp. International	$2,618

	Diversified Telecommunication Services — 0.5%
173	AT&T, Inc.	5,200
175	CenturyLink, Inc.	2,681
93	Verizon Communications, Inc.	5,121

		13,002

	Electric Utilities — 0.9%
141	American Electric Power Co., Inc.	11,156
21	Edison International	1,196
25	Eversource Energy	1,735
27	IDACORP, Inc.	2,633
38	NextEra Energy, Inc.	6,801

		23,521

	Electrical Equipment — 0.9%
11	Acuity Brands, Inc.	1,330
171	Eaton Corp. PLC	13,039
18	Hubbell, Inc.	1,968
275	Vestas Wind Systems AS, Sponsored ADR	7,617

		23,954

	Electronic Equipment, Instruments & Components — 0.7%
51	Avnet, Inc.	2,101
24	Belden, Inc.	1,287
44	Cognex Corp.	2,002
8	Coherent, Inc.(a)	946
40	Keysight Technologies, Inc.(a)	2,961
10	Littelfuse, Inc.	1,757
9	Rogers Corp.(a)	1,142
22	TE Connectivity Ltd.	1,781
62	Trimble, Inc.(a)	2,335
14	Zebra Technologies Corp., Class A(a)	2,430

		18,742

	Energy Equipment & Services — 0.6%
35	Apergy Corp.(a)	1,177
28	Baker Hughes, a GE Co.	660
65	C&J Energy Services, Inc.(a)	1,045
16	Core Laboratories NV	1,079
60	McDermott International, Inc.(a)	529
36	National Oilwell Varco, Inc.	1,061
59	Oceaneering International, Inc.(a)	926
52	Oil States International, Inc.(a)	895
143	Schlumberger Ltd.	6,322
30	TechnipFMC PLC	689

		14,383

	Entertainment — 1.1%
44	Cinemark Holdings, Inc.	1,800
12	Netflix, Inc.(a)	4,074
21	Twenty-First Century Fox, Inc., Class A	1,036
33	Twenty-First Century Fox, Inc., Class B	1,619
186	Walt Disney Co. (The)	20,743

		29,272

	Food & Staples Retailing — 0.3%
107	Kroger Co. (The)	3,031
26	Sysco Corp.	1,660
48	Walgreens Boots Alliance, Inc.	3,469

		8,160

	Food Products — 0.8%
83	Campbell Soup Co.	2,941
226	Danone S.A., Sponsored ADR	3,293
25	General Mills, Inc.	1,111
	Food Products — continued
58	Hain Celestial Group, Inc. (The)(a)	$1,063
3	Hershey Co. (The)	318
15	Hormel Foods Corp.	635
18	Ingredion, Inc.	1,782
15	J.M. Smucker Co. (The)	1,573
43	Kellogg Co.	2,538
89	Kraft Heinz Co. (The)	4,277
27	Lamb Weston Holdings, Inc.	1,952
13	Mondelez International, Inc., Class A	601

		22,084

	Gas Utilities — 0.3%
55	New Jersey Resources Corp.	2,667
31	ONE Gas, Inc.	2,547
60	South Jersey Industries, Inc.	1,787

		7,001

	Health Care Equipment & Supplies — 1.1%
224	Coloplast AS, Sponsored ADR	2,041
85	Danaher Corp.	9,428
14	DENTSPLY SIRONA, Inc.	587
31	Globus Medical, Inc.(a)	1,396
14	Haemonetics Corp.(a)	1,385
13	LivaNova PLC(a)	1,200
43	Medtronic PLC	3,801
108	Meridian Bioscience, Inc.	1,770
24	Merit Medical Systems, Inc.(a)	1,357
30	STERIS PLC	3,422
19	West Pharmaceutical Services, Inc.	2,057

		28,444

	Health Care Providers & Services — 2.1%
33	Acadia Healthcare Co., Inc.(a)	903
9	Amedisys, Inc.(a)	1,181
11	Anthem, Inc.	3,333
7	Chemed Corp.	2,086
17	Cigna Corp.	3,397
68	CVS Health Corp.	4,457
25	DaVita, Inc.(a)	1,403
26	Encompass Health Corp.	1,738
132	Fresenius SE & Co. KGaA, Sponsored ADR	1,711
45	HCA Healthcare, Inc.	6,274
18	Henry Schein, Inc.(a)	1,399
27	Humana, Inc.	8,343
18	Laboratory Corp. of America Holdings(a)	2,508
33	MEDNAX, Inc.(a)	1,192
53	Patterson Cos., Inc.	1,181
29	Quest Diagnostics, Inc.	2,533
41	UnitedHealth Group, Inc.	11,078

		54,717

	Health Care Technology — 0.1%
114	Allscripts Healthcare Solutions, Inc.(a)	1,344
23	Medidata Solutions, Inc.(a)	1,632

		2,976

	Hotels, Restaurants & Leisure — 0.7%
28	Dunkin’ Brands Group, Inc.	1,915
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
12	McDonald’s Corp.	2,146
139	MGM Resorts International	4,092
27	Six Flags Entertainment Corp.	1,663
62	Starbucks Corp.	4,225
113	Wendy’s Co. (The)	1,957

		19,137

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
83	KB Home	$1,777
62	Meritage Homes Corp.(a)	2,795
250	Sekisui House Ltd., Sponsored ADR	3,773
42	Tupperware Brands Corp.	1,145
2	Whirlpool Corp.	266

		9,756

	Household Products — 0.9%
7	Church & Dwight Co., Inc.	452
16	Clorox Co. (The)	2,374
61	Colgate-Palmolive Co.	3,946
175	Procter & Gamble Co. (The)	16,882

		23,654

	Independent Power & Renewable Electricity Producers — 0.8%
96	AES Corp. (The)	1,573
173	Ormat Technologies, Inc.	9,984
409	Pattern Energy Group, Inc.	8,704

		20,261

	Industrial Conglomerates — 0.3%
26	Roper Technologies, Inc.	7,365

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	967

	Insurance — 2.4%
30	Aflac, Inc.	1,431
228	AIA Group Ltd., Sponsored ADR	8,295
124	Allianz SE, Sponsored ADR	2,624
45	Allstate Corp. (The)	3,954
36	Aspen Insurance Holdings Ltd.	1,502
76	Chubb Ltd.	10,112
47	First American Financial Corp.	2,354
56	Hartford Financial Services Group, Inc. (The)	2,628
222	Legal & General Group PLC, Sponsored ADR	3,824
33	Lincoln National Corp.	1,930
34	Marsh & McLennan Cos., Inc.	2,998
42	MetLife, Inc.	1,918
98	Prudential Financial, Inc.	9,030
111	Prudential PLC, Sponsored ADR	4,378
37	Travelers Cos., Inc. (The)	4,645

		61,623

	Interactive Media & Services — 1.4%
4	Alphabet, Inc., Class C(a)	4,465
19	Alphabet, Inc., Class A(a)	21,392
61	Facebook, Inc., Class A(a)	10,168
7	TripAdvisor, Inc.(a)	402

		36,427

	Internet & Direct Marketing Retail — 1.2%
11	Amazon.com, Inc.(a)	18,906
3	Booking Holdings, Inc.(a)	5,498
240	eBay, Inc.(a)	8,076

		32,480

	IT Services — 2.6%
44	Accenture PLC, Class A	6,756
6	Akamai Technologies, Inc.(a)	391
27	Cognizant Technology Solutions Corp., Class A	1,881
30	International Business Machines Corp.	4,033
22	Jack Henry & Associates, Inc.	2,938
37	Leidos Holdings, Inc.	2,146
101	MasterCard, Inc., Class A	21,324
40	PayPal Holdings, Inc.(a)	3,550
79	Sabre Corp.	1,816
138	Visa, Inc., Class A	18,631
	IT Services — continued
63	Western Union Co. (The)	$1,150
15	WEX, Inc.(a)	2,420

		67,036

	Leisure Products — 0.0%
69	Callaway Golf Co.	1,124

	Life Sciences Tools & Services — 0.8%
6	Illumina, Inc.(a)	1,679
14	IQVIA Holdings, Inc.(a)	1,806
73	Thermo Fisher Scientific, Inc.	17,934

		21,419

	Machinery — 1.8%
34	AGCO Corp.	2,183
61	Caterpillar, Inc.	8,123
6	Cummins, Inc.	883
34	Deere & Co.	5,576
68	Flowserve Corp.	2,995
25	IDEX Corp.	3,446
4	Ingersoll-Rand PLC	400
46	ITT, Inc.	2,418
58	Kennametal, Inc.	2,180
36	Oshkosh Corp.	2,702
30	Parker Hannifin Corp.	4,944
11	Proto Labs, Inc.(a)	1,366
50	Terex Corp.	1,535
40	Toro Co. (The)	2,380
61	Watts Water Technologies, Inc., Series A	4,567
36	Xylem, Inc.	2,565

		48,263

	Media — 0.3%
2	Cable One, Inc.	1,769
28	CBS Corp., Class B	1,385
31	Discovery, Inc., Series C(a)	826
55	New York Times Co. (The), Class A	1,414
23	Omnicom Group, Inc.	1,791

		7,185

	Metals & Mining — 0.5%
91	Commercial Metals Co.	1,588
190	Newmont Mining Corp.	6,481
15	Nucor Corp.	918
35	Reliance Steel & Aluminum Co.	2,866
22	Royal Gold, Inc.	1,922

		13,775

	Multi-Utilities — 0.4%
86	Consolidated Edison, Inc.	6,678
16	DTE Energy Co.	1,884
23	Sempra Energy	2,690

		11,252

	Multiline Retail — 0.0%
11	Macy’s, Inc.	289

	Oil, Gas & Consumable Fuels — 1.4%
38	Apache Corp.	1,247
146	ConocoPhillips	9,883
172	Denbury Resources, Inc.(a)	349
59	Devon Energy Corp.	1,572
19	Diamondback Energy, Inc.	1,959
28	EQT Corp.	545
22	Equitrans Midstream Corp.(a)	458
74	Green Plains, Inc.	1,052
22	Hess Corp.	1,188
93	Marathon Oil Corp.	1,469

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
65	Noble Energy, Inc.	$1,452
103	Occidental Petroleum Corp.	6,878
62	ONEOK, Inc.	3,981
45	Valero Energy Corp.	3,952
48	World Fuel Services Corp.	1,195

		37,180

	Paper & Forest Products — 0.1%
38	Domtar Corp.	1,782
67	Louisiana-Pacific Corp.	1,634

		3,416

	Personal Products — 0.3%
30	Estee Lauder Cos., Inc. (The), Class A	4,093
5	Medifast, Inc.	636
81	Unilever NV	4,334

		9,063

	Pharmaceuticals — 1.7%
3	Allergan PLC	432
55	Bristol-Myers Squibb Co.	2,715
48	Catalent, Inc.(a)	1,773
45	Eli Lilly & Co.	5,394
32	Johnson & Johnson	4,258
103	Merck & Co., Inc.	7,666
194	Novo Nordisk AS, Sponsored ADR	9,122
24	Perrigo Co. PLC	1,115
246	Pfizer, Inc.	10,443
21	Supernus Pharmaceuticals, Inc.(a)	801

		43,719

	Professional Services — 0.4%
36	Exponent, Inc.	1,799
34	IHS Markit Ltd.(a)	1,765
13	Insperity, Inc.	1,387
37	Korn Ferry	1,687
24	ManpowerGroup, Inc.	1,897
31	Nielsen Holdings PLC	796
3	Verisk Analytics, Inc.(a)	352

		9,683

	Real Estate Management & Development — 0.2%
47	CBRE Group, Inc., Class A(a)	2,150
18	Jones Lang LaSalle, Inc.	2,582

		4,732

	REITs – Apartments — 0.6%
67	American Campus Communities, Inc.	3,083
8	AvalonBay Communities, Inc.	1,543
44	Camden Property Trust	4,266
27	Equity Residential	1,959
13	Essex Property Trust, Inc.	3,526
4	Mid-America Apartment Communities, Inc.	405

		14,782

	REITs – Diversified — 0.4%
19	Crown Castle International Corp.	2,224
35	CyrusOne, Inc.	1,897
20	Digital Realty Trust, Inc.	2,167
6	Equinix, Inc.	2,364
95	Weyerhaeuser Co.	2,493

		11,145

	REITs – Health Care — 0.6%
48	HCP, Inc.	1,514
42	Ventas, Inc.	2,708
155	Welltower, Inc.	12,011

		16,233

	REITs – Hotels — 0.1%
120	Host Hotels & Resorts, Inc.	$2,167

	REITs – Office Property — 0.5%
15	Boston Properties, Inc.	1,978
101	Corporate Office Properties Trust	2,494
114	Douglas Emmett, Inc.	4,312
50	Kilroy Realty Corp.	3,523

		12,307

	REITs – Regional Malls — 0.1%
5	Macerich Co. (The)	231
14	Simon Property Group, Inc.	2,549

		2,780

	REITs – Single Tenant — 0.1%
152	Easterly Government Properties, Inc.	2,730

	REITs – Storage — 0.1%
7	Public Storage	1,488

	REITs – Warehouse/Industrials — 0.1%
83	Liberty Property Trust	3,913

	Road & Rail — 1.2%
29	Genesee & Wyoming, Inc., Class A(a)	2,277
41	Kansas City Southern	4,336
56	Norfolk Southern Corp.	9,393
32	Ryder System, Inc.	1,853
86	Union Pacific Corp.	13,680

		31,539

	Semiconductors & Semiconductor Equipment — 1.5%
13	Advanced Micro Devices, Inc.(a)	317
72	Applied Materials, Inc.	2,814
16	ASML Holding NV, (Registered)	2,800
40	Brooks Automation, Inc.	1,245
20	Cabot Microelectronics Corp.	2,038
42	Cirrus Logic, Inc.(a)	1,560
137	First Solar, Inc.(a)	6,931
273	Intel Corp.	12,864
13	NVIDIA Corp.	1,869
27	QUALCOMM, Inc.	1,337
29	Silicon Laboratories, Inc.(a)	2,219
22	Texas Instruments, Inc.	2,215

		38,209

	Software — 2.2%
20	Adobe, Inc.(a)	4,957
15	Autodesk, Inc.(a)	2,208
4	Citrix Systems, Inc.	410
11	Ellie Mae, Inc.(a)	834
10	Fair Isaac Corp.(a)	2,252
32	Fortinet, Inc.(a)	2,450
17	LogMeIn, Inc.	1,581
224	Microsoft Corp.	23,392
249	Oracle Corp.	12,507
27	PTC, Inc.(a)	2,289
22	Qualys, Inc.(a)	1,904
8	Ultimate Software Group, Inc. (The)(a)	2,185

		56,969

	Specialty Retail — 1.0%
25	Aaron’s, Inc.	1,251
74	American Eagle Outfitters, Inc.	1,563
24	Asbury Automotive Group, Inc.(a)	1,695
13	Best Buy Co., Inc.	770
12	Five Below, Inc.(a)	1,485
42	Home Depot, Inc. (The)	7,708
19	Lithia Motors, Inc., Class A	1,690

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
33	Lowe’s Cos., Inc.	$3,173
21	Monro, Inc.	1,505
16	Signet Jewelers Ltd.	390
12	Tiffany & Co.	1,065
42	TJX Cos., Inc. (The)	2,089
27	Williams-Sonoma, Inc.	1,470

		25,854

	Technology Hardware, Storage & Peripherals — 1.1%
58	Apple, Inc.	9,654
465	Hewlett Packard Enterprise Co.	7,249
274	HP, Inc.	6,036
70	NCR Corp.(a)	1,872
42	NetApp, Inc.	2,678
7	Seagate Technology PLC	310
11	Western Digital Corp.	495
32	Xerox Corp.	903

		29,197

	Textiles, Apparel & Luxury Goods — 0.6%
14	Deckers Outdoor Corp.(a)	1,798
112	EssilorLuxottica S.A., Sponsored ADR	7,100
15	Hanesbrands, Inc.	225
58	NIKE, Inc., Class B	4,749
4	PVH Corp.	437
58	Wolverine World Wide, Inc.	1,990

		16,299

	Thrifts & Mortgage Finance — 0.1%
221	New York Community Bancorp, Inc.	2,568

	Trading Companies & Distributors — 0.6%
99	Fastenal Co.	5,986
21	GATX Corp.	1,589
27	W.W. Grainger, Inc.	7,975

		15,550

	Water Utilities — 0.7%
164	American Water Works Co., Inc.	15,690
62	Aqua America, Inc.	2,173

		17,863

	Total Common Stocks (Identified Cost $1,388,137)	1,425,258

Exchange-Traded Funds — 19.6%
5,459	iShares® ESG MSCI EAFE ETF	333,709
5,283	iShares® ESG MSCI Emerging Markets ETF	179,886

	Total Exchange-Traded Funds (Identified Cost $504,389)	513,595

Affiliated Mutual Funds — 14.1%
4,053	Loomis Sayles Inflation Protected Securities Fund, Class N	41,100
2,423	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,163
8,272	Mirova Global Green Bond Fund, Class N	81,561
20,708	Mirova International Sustainable Equity Fund, Class N(a)	217,645

	Total Affiliated Mutual Funds (Identified Cost $364,283)	367,469

	Total Investments — 88.2% (Identified Cost $2,256,809)	2,306,322
	Other assets less liabilities — 11.8%	307,991

	Net Assets — 100.0%	$2,614,313

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	82.4%
Fixed Income	5.8

Total Investments	88.2
Other assets less liabilities	11.8

Net Assets	100.0%

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 61.0% of Net Assets
	Aerospace & Defense — 0.5%
11	Arconic, Inc.	$207
15	Axon Enterprise, Inc.(a)	765
24	Moog, Inc., Class A	2,147
5	Raytheon Co.	824
11	Teledyne Technologies, Inc.(a)	2,467
59	United Technologies Corp.	6,966

		13,376

	Air Freight & Logistics — 0.3%
73	United Parcel Service, Inc., Class B	7,694

	Auto Components — 0.5%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,478
71	Aptiv PLC	5,618
201	Valeo S.A., Sponsored ADR	3,156
21	Visteon Corp.(a)	1,615

		11,867

	Automobiles — 0.4%
289	Byd Co. Ltd., ADR	3,413
44	Toyota Motor Corp., Sponsored ADR	5,420

		8,833

	Banks — 4.6%
62	Ameris Bancorp	2,353
111	BancorpSouth Bank	3,239
178	BB&T Corp.	8,686
274	Citizens Financial Group, Inc.	9,294
84	Columbia Banking System, Inc.	3,087
14	Comerica, Inc.	1,102
208	CVB Financial Corp.	4,557
194	Fulton Financial Corp.	3,114
298	Huntington Bancshares, Inc.	3,946
95	International Bancshares Corp.	3,370
217	KBC Group NV, Sponsored ADR	7,365
458	KeyCorp	7,543
31	M&T Bank Corp.	5,101
756	People’s United Financial, Inc.	12,383
110	PNC Financial Services Group, Inc. (The)	13,494
192	Regions Financial Corp.	2,913
36	Signature Bank	4,583
149	Trustmark Corp.	4,698
53	Westamerica Bancorporation	3,321
39	Wintrust Financial Corp.	2,774
146	Zions Bancorp N.A.	6,948

		113,871

	Beverages — 1.0%
112	Brown-Forman Corp., Class B	5,292
268	Coca-Cola Co. (The)	12,899
66	PepsiCo, Inc.	7,436

		25,627

	Biotechnology — 1.1%
28	AbbVie, Inc.	2,248
54	Amgen, Inc.	10,104
7	Biogen, Inc.(a)	2,336
147	Gilead Sciences, Inc.	10,292
7	Ligand Pharmaceuticals, Inc.(a)	827
28	Repligen Corp.(a)	1,596

		27,403

	Building Products — 0.7%
97	A.O. Smith Corp.	4,643
303	Johnson Controls International PLC	10,232
15	Lennox International, Inc.	3,439

		18,314

	Capital Markets — 2.3%
5	Affiliated Managers Group, Inc.	$525
15	Ameriprise Financial, Inc.	1,899
211	Bank of New York Mellon Corp. (The)	11,040
21	BlackRock, Inc.	8,717
43	Charles Schwab Corp. (The)	2,011
27	CME Group, Inc.	4,922
12	FactSet Research Systems, Inc.	2,624
109	Franklin Resources, Inc.	3,227
21	Intercontinental Exchange, Inc.	1,612
52	Invesco Ltd.	947
79	Janus Henderson Group PLC	1,725
84	Legg Mason, Inc.	2,503
15	Moody’s Corp.	2,378
75	Northern Trust Corp.	6,634
10	S&P Global, Inc.	1,916
67	State Street Corp.	4,750

		57,430

	Chemicals — 2.8%
17	Air Products & Chemicals, Inc.	2,795
84	Chr. Hansen Holding AS, Sponsored ADR	4,018
156	Ecolab, Inc.	24,674
43	HB Fuller Co.	2,124
29	Innospec, Inc.	2,038
34	International Flavors & Fragrances, Inc.	4,820
67	Linde PLC	10,922
37	Minerals Technologies, Inc.	2,167
72	Novozymes AS, Sponsored ADR	3,017
21	Stepan Co.	1,846
469	Symrise AG, Sponsored ADR	9,732

		68,153

	Commercial Services & Supplies — 0.5%
39	Healthcare Services Group, Inc.	1,701
22	MSA Safety, Inc.	2,204
32	Tetra Tech, Inc.	1,766
56	Waste Management, Inc.	5,358

		11,029

	Communications Equipment — 0.8%
52	Ciena Corp.(a)	1,981
266	Cisco Systems, Inc.	12,579
26	InterDigital, Inc.	1,893
17	Lumentum Holdings, Inc.(a)	831
16	Motorola Solutions, Inc.	1,871

		19,155

	Construction & Engineering — 0.2%
99	AECOM(a)	3,031
60	Fluor Corp.	2,194

		5,225

	Consumer Finance — 0.3%
55	American Express Co.	5,648
70	Navient Corp.	798

		6,446

	Containers & Packaging — 0.5%
108	Ball Corp.	5,646
24	Crown Holdings, Inc.(a)	1,224
60	International Paper Co.	2,846
87	Owens-Illinois, Inc.	1,746

		11,462

	Distributors — 0.3%
48	Genuine Parts Co.	4,791
14	Pool Corp.	2,099

		6,890

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.1%
63	Service Corp. International	$2,704

	Diversified Telecommunication Services — 0.5%
178	AT&T, Inc.	5,351
183	CenturyLink, Inc.	2,803
95	Verizon Communications, Inc.	5,231

		13,385

	Electric Utilities — 1.1%
165	American Electric Power Co., Inc.	13,055
22	Edison International	1,253
26	Eversource Energy	1,805
29	IDACORP, Inc.	2,827
43	NextEra Energy, Inc.	7,696

		26,636

	Electrical Equipment — 1.1%
11	Acuity Brands, Inc.	1,330
200	Eaton Corp. PLC	15,250
20	Hubbell, Inc.	2,187
309	Vestas Wind Systems AS, Sponsored ADR	8,559

		27,326

	Electronic Equipment, Instruments & Components — 0.8%
55	Avnet, Inc.	2,266
23	Belden, Inc.	1,233
43	Cognex Corp.	1,956
7	Coherent, Inc.(a)	827
42	Keysight Technologies, Inc.(a)	3,109
11	Littelfuse, Inc.	1,933
10	Rogers Corp.(a)	1,269
29	TE Connectivity Ltd.	2,348
67	Trimble, Inc.(a)	2,523
13	Zebra Technologies Corp., Class A(a)	2,257

		19,721

	Energy Equipment & Services — 0.6%
34	Apergy Corp.(a)	1,143
29	Baker Hughes, a GE Co.	683
63	C&J Energy Services, Inc.(a)	1,012
18	Core Laboratories NV	1,214
58	McDermott International, Inc.(a)	512
37	National Oilwell Varco, Inc.	1,091
58	Oceaneering International, Inc.(a)	910
51	Oil States International, Inc.(a)	878
161	Schlumberger Ltd.	7,118
31	TechnipFMC PLC	712

		15,273

	Entertainment — 1.3%
48	Cinemark Holdings, Inc.	1,964
12	Netflix, Inc.(a)	4,074
21	Twenty-First Century Fox, Inc., Class A	1,035
33	Twenty-First Century Fox, Inc., Class B	1,619
207	Walt Disney Co. (The)	23,085

		31,777

	Food & Staples Retailing — 0.4%
111	Kroger Co. (The)	3,145
36	Sysco Corp.	2,298
50	Walgreens Boots Alliance, Inc.	3,613

		9,056

	Food Products — 1.0%
86	Campbell Soup Co.	3,047
254	Danone S.A., Sponsored ADR	3,701
25	General Mills, Inc.	1,111
	Food Products — continued
57	Hain Celestial Group, Inc. (The)(a)	$1,045
3	Hershey Co. (The)	318
16	Hormel Foods Corp.	677
20	Ingredion, Inc.	1,980
19	J.M. Smucker Co. (The)	1,993
55	Kellogg Co.	3,246
93	Kraft Heinz Co. (The)	4,470
28	Lamb Weston Holdings, Inc.	2,024
13	Mondelez International, Inc., Class A	601

		24,213

	Gas Utilities — 0.3%
59	New Jersey Resources Corp.	2,861
33	ONE Gas, Inc.	2,711
65	South Jersey Industries, Inc.	1,936

		7,508

	Health Care Equipment & Supplies — 1.2%
252	Coloplast AS, Sponsored ADR	2,296
95	Danaher Corp.	10,537
14	DENTSPLY SIRONA, Inc.	587
31	Globus Medical, Inc.(a)	1,396
16	Haemonetics Corp.(a)	1,583
15	LivaNova PLC(a)	1,385
44	Medtronic PLC	3,889
105	Meridian Bioscience, Inc.	1,721
23	Merit Medical Systems, Inc.(a)	1,300
32	STERIS PLC	3,650
21	West Pharmaceutical Services, Inc.	2,274

		30,618

	Health Care Providers & Services — 2.3%
32	Acadia Healthcare Co., Inc.(a)	875
10	Amedisys, Inc.(a)	1,312
8	Anthem, Inc.	2,424
7	Chemed Corp.	2,086
17	Cigna Corp.	3,397
70	CVS Health Corp.	4,588
25	DaVita, Inc.(a)	1,403
28	Encompass Health Corp.	1,871
149	Fresenius SE & Co. KGaA, Sponsored ADR	1,932
46	HCA Healthcare, Inc.	6,414
18	Henry Schein, Inc.(a)	1,399
32	Humana, Inc.	9,888
18	Laboratory Corp. of America Holdings(a)	2,508
33	MEDNAX, Inc.(a)	1,192
52	Patterson Cos., Inc.	1,159
30	Quest Diagnostics, Inc.	2,620
42	UnitedHealth Group, Inc.	11,348

		56,416

	Health Care Technology — 0.1%
111	Allscripts Healthcare Solutions, Inc.(a)	1,309
25	Medidata Solutions, Inc.(a)	1,774

		3,083

	Hotels, Restaurants & Leisure — 0.8%
30	Dunkin’ Brands Group, Inc.	2,052
18	Jack in the Box, Inc.	1,457
19	Marriott Vacations Worldwide Corp.	1,682
12	McDonald’s Corp.	2,145
143	MGM Resorts International	4,210
29	Six Flags Entertainment Corp.	1,786
73	Starbucks Corp.	4,974
111	Wendy’s Co. (The)	1,923

		20,229

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.4%
89	KB Home	$1,906
67	Meritage Homes Corp.(a)	3,020
281	Sekisui House Ltd., Sponsored ADR	4,240
42	Tupperware Brands Corp.	1,145
3	Whirlpool Corp.	399

		10,710

	Household Products — 1.0%
7	Church & Dwight Co., Inc.	452
16	Clorox Co. (The)	2,374
61	Colgate-Palmolive Co.	3,946
192	Procter & Gamble Co. (The)	18,522

		25,294

	Independent Power & Renewable Electricity Producers — 0.8%
100	AES Corp. (The)	1,639
178	Ormat Technologies, Inc.	10,272
420	Pattern Energy Group, Inc.	8,938

		20,849

	Industrial Conglomerates — 0.3%
28	Roper Technologies, Inc.	7,931

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	967

	Insurance — 2.7%
16	Aflac, Inc.	763
257	AIA Group Ltd., Sponsored ADR	9,350
140	Allianz SE, Sponsored ADR	2,963
47	Allstate Corp. (The)	4,130
39	Aspen Insurance Holdings Ltd.	1,627
90	Chubb Ltd.	11,974
51	First American Financial Corp.	2,554
40	Hartford Financial Services Group, Inc. (The)	1,877
250	Legal & General Group PLC, Sponsored ADR	4,306
34	Lincoln National Corp.	1,989
35	Marsh & McLennan Cos., Inc.	3,087
56	MetLife, Inc.	2,558
111	Prudential Financial, Inc.	10,228
125	Prudential PLC, Sponsored ADR	4,930
38	Travelers Cos., Inc. (The)	4,770

		67,106

	Interactive Media & Services — 1.5%
3	Alphabet, Inc., Class C(a)	3,349
20	Alphabet, Inc., Class A(a)	22,518
63	Facebook, Inc., Class A(a)	10,501
7	TripAdvisor, Inc.(a)	402

		36,770

	Internet & Direct Marketing Retail — 1.3%
11	Amazon.com, Inc.(a)	18,906
3	Booking Holdings, Inc.(a)	5,499
262	eBay, Inc.(a)	8,816

		33,221

	IT Services — 2.9%
48	Accenture PLC, Class A	7,370
6	Akamai Technologies, Inc.(a)	391
28	Cognizant Technology Solutions Corp., Class A	1,951
31	International Business Machines Corp.	4,167
24	Jack Henry & Associates, Inc.	3,205
40	Leidos Holdings, Inc.	2,320
109	MasterCard, Inc., Class A	23,013
41	PayPal Holdings, Inc.(a)	3,639
78	Sabre Corp.	1,792
148	Visa, Inc., Class A	19,982
	IT Services — continued
83	Western Union Co. (The)	$1,515
14	WEX, Inc.(a)	2,259

		71,604

	Leisure Products — 0.1%
68	Callaway Golf Co.	1,108

	Life Sciences Tools & Services — 0.9%
7	Illumina, Inc.(a)	1,959
14	IQVIA Holdings, Inc.(a)	1,806
79	Thermo Fisher Scientific, Inc.	19,408

		23,173

	Machinery — 2.1%
37	AGCO Corp.	2,375
69	Caterpillar, Inc.	9,188
7	Cummins, Inc.	1,030
41	Deere & Co.	6,724
71	Flowserve Corp.	3,127
26	IDEX Corp.	3,584
4	Ingersoll-Rand PLC	400
50	ITT, Inc.	2,628
63	Kennametal, Inc.	2,368
39	Oshkosh Corp.	2,927
33	Parker Hannifin Corp.	5,439
10	Proto Labs, Inc.(a)	1,242
49	Terex Corp.	1,505
43	Toro Co. (The)	2,558
68	Watts Water Technologies, Inc., Series A	5,091
36	Xylem, Inc.	2,565

		52,751

	Media — 0.3%
3	Cable One, Inc.	2,653
29	CBS Corp., Class B	1,434
32	Discovery, Inc., Series C(a)	853
53	New York Times Co. (The), Class A	1,363
24	Omnicom Group, Inc.	1,869

		8,172

	Metals & Mining — 0.6%
89	Commercial Metals Co.	1,553
197	Newmont Mining Corp.	6,720
16	Nucor Corp.	980
36	Reliance Steel & Aluminum Co.	2,948
23	Royal Gold, Inc.	2,009

		14,210

	Multi-Utilities — 0.5%
95	Consolidated Edison, Inc.	7,377
17	DTE Energy Co.	2,002
24	Sempra Energy	2,807

		12,186

	Multiline Retail — 0.0%
11	Macy’s, Inc.	289

	Oil, Gas & Consumable Fuels — 1.6%
39	Apache Corp.	1,280
171	ConocoPhillips	11,575
166	Denbury Resources, Inc.(a)	337
61	Devon Energy Corp.	1,626
21	Diamondback Energy, Inc.	2,165
29	EQT Corp.	565
23	Equitrans Midstream Corp.(a)	479
72	Green Plains, Inc.	1,023
23	Hess Corp.	1,242
97	Marathon Oil Corp.	1,532

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
67	Noble Energy, Inc.	$1,497
114	Occidental Petroleum Corp.	7,613
64	ONEOK, Inc.	4,109
47	Valero Energy Corp.	4,127
47	World Fuel Services Corp.	1,170

		40,340

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,735
65	Louisiana-Pacific Corp.	1,585

		3,320

	Personal Products — 0.4%
26	Estee Lauder Cos., Inc. (The), Class A	3,547
4	Medifast, Inc.	509
91	Unilever NV	4,869

		8,925

	Pharmaceuticals — 1.8%
3	Allergan PLC	432
56	Bristol-Myers Squibb Co.	2,765
48	Catalent, Inc.(a)	1,773
46	Eli Lilly & Co.	5,513
32	Johnson & Johnson	4,259
105	Merck & Co., Inc.	7,815
218	Novo Nordisk AS, Sponsored ADR	10,250
25	Perrigo Co. PLC	1,161
253	Pfizer, Inc.	10,740
20	Supernus Pharmaceuticals, Inc.(a)	763

		45,471

	Professional Services — 0.4%
40	Exponent, Inc.	1,998
43	IHS Markit Ltd.(a)	2,233
15	Insperity, Inc.	1,600
40	Korn Ferry	1,824
24	ManpowerGroup, Inc.	1,897
32	Nielsen Holdings PLC	822
3	Verisk Analytics, Inc.(a)	352

		10,726

	Real Estate Management & Development — 0.2%
48	CBRE Group, Inc., Class A(a)	2,196
19	Jones Lang LaSalle, Inc.	2,725

		4,921

	REITs – Apartments — 0.6%
72	American Campus Communities, Inc.	3,313
8	AvalonBay Communities, Inc.	1,543
46	Camden Property Trust	4,460
28	Equity Residential	2,032
14	Essex Property Trust, Inc.	3,797
4	Mid-America Apartment Communities, Inc.	405

		15,550

	REITs – Diversified — 0.4%
19	Crown Castle International Corp.	2,224
35	CyrusOne, Inc.	1,897
20	Digital Realty Trust, Inc.	2,167
4	Equinix, Inc.	1,576
108	Weyerhaeuser Co.	2,834

		10,698

	REITs – Health Care — 0.7%
62	HCP, Inc.	1,956
43	Ventas, Inc.	2,773
160	Welltower, Inc.	12,398

		17,127

	REITs – Hotels — 0.1%
144	Host Hotels & Resorts, Inc.	$2,601

	REITs – Office Property — 0.5%
15	Boston Properties, Inc.	1,978
108	Corporate Office Properties Trust	2,667
119	Douglas Emmett, Inc.	4,502
53	Kilroy Realty Corp.	3,734

		12,881

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	277
16	Simon Property Group, Inc.	2,914

		3,191

	REITs – Single Tenant — 0.1%
163	Easterly Government Properties, Inc.	2,927

	REITs – Storage — 0.1%
7	Public Storage	1,488

	REITs – Warehouse/Industrials — 0.2%
86	Liberty Property Trust	4,054

	Road & Rail — 1.3%
30	Genesee & Wyoming, Inc., Class A(a)	2,356
44	Kansas City Southern	4,653
61	Norfolk Southern Corp.	10,232
32	Ryder System, Inc.	1,853
88	Union Pacific Corp.	13,998

		33,092

	Semiconductors & Semiconductor Equipment — 1.6%
13	Advanced Micro Devices, Inc.(a)	317
73	Applied Materials, Inc.	2,853
18	ASML Holding NV, (Registered)	3,151
39	Brooks Automation, Inc.	1,214
22	Cabot Microelectronics Corp.	2,242
41	Cirrus Logic, Inc.(a)	1,523
141	First Solar, Inc.(a)	7,133
295	Intel Corp.	13,900
12	NVIDIA Corp.	1,725
36	QUALCOMM, Inc.	1,783
32	Silicon Laboratories, Inc.(a)	2,448
22	Texas Instruments, Inc.	2,215

		40,504

	Software — 2.4%
20	Adobe, Inc.(a)	4,956
15	Autodesk, Inc.(a)	2,208
4	Citrix Systems, Inc.	410
12	Ellie Mae, Inc.(a)	910
10	Fair Isaac Corp.(a)	2,252
33	Fortinet, Inc.(a)	2,527
19	LogMeIn, Inc.	1,767
242	Microsoft Corp.	25,272
272	Oracle Corp.	13,663
29	PTC, Inc.(a)	2,459
21	Qualys, Inc.(a)	1,817
8	Ultimate Software Group, Inc. (The)(a)	2,185

		60,426

	Specialty Retail — 1.1%
25	Aaron’s, Inc.	1,251
73	American Eagle Outfitters, Inc.	1,542
27	Asbury Automotive Group, Inc.(a)	1,908
13	Best Buy Co., Inc.	770
13	Five Below, Inc.(a)	1,608
42	Home Depot, Inc. (The)	7,708
19	Lithia Motors, Inc., Class A	1,690

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of January 31, 2019

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
43	Lowe’s Cos., Inc.	$4,135
21	Monro, Inc.	1,505
16	Signet Jewelers Ltd.	390
12	Tiffany & Co.	1,065
44	TJX Cos., Inc. (The)	2,188
27	Williams-Sonoma, Inc.	1,470

		27,230

	Technology Hardware, Storage & Peripherals — 1.2%
59	Apple, Inc.	9,820
482	Hewlett Packard Enterprise Co.	7,514
253	HP, Inc.	5,573
69	NCR Corp.(a)	1,846
43	NetApp, Inc.	2,742
7	Seagate Technology PLC	310
14	Western Digital Corp.	630
32	Xerox Corp.	903

		29,338

	Textiles, Apparel & Luxury Goods — 0.7%
15	Deckers Outdoor Corp.(a)	1,927
126	EssilorLuxottica S.A., Sponsored ADR	7,988
15	Hanesbrands, Inc.	225
60	NIKE, Inc., Class B	4,913
4	PVH Corp.	436
63	Wolverine World Wide, Inc.	2,161

		17,650

	Thrifts & Mortgage Finance — 0.1%
236	New York Community Bancorp, Inc.	2,742

	Trading Companies & Distributors — 0.7%
102	Fastenal Co.	6,167
20	GATX Corp.	1,513
28	W.W. Grainger, Inc.	8,271

		15,951

	Water Utilities — 0.8%
175	American Water Works Co., Inc.	16,742
67	Aqua America, Inc.	2,349

		19,091

	Total Common Stocks (Identified Cost $1,465,094)	1,517,305

Exchange-Traded Funds — 21.2%
5,588	iShares® ESG MSCI EAFE ETF	341,595
5,464	iShares® ESG MSCI Emerging Markets ETF	186,049

	Total Exchange-Traded Funds (Identified Cost $518,160)	527,644

Affiliated Mutual Funds — 13.9%
3,768	Loomis Sayles Inflation Protected Securities Fund, Class N	38,205
2,257	Loomis Sayles Limited Term Government and Agency Fund, Class N	25,306
7,752	Mirova Global Green Bond Fund, Class N	76,434
19,627	Mirova International Sustainable Equity Fund, Class N(a)	206,284

	Total Affiliated Mutual Funds (Identified Cost $343,364)	346,229

	Total Investments — 96.1% (Identified Cost $2,326,618)	2,391,178
	Other assets less liabilities — 3.9%	97,129

	Net Assets — 100.0%	$2,488,307

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2019

Equity	90.5%
Fixed Income	5.6

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  76

Statements of Assets and Liabilities

January 31, 2019

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$1,826,277	$2,148,131	$1,835,767	$2,089,303
Affiliated investments at cost	2,610,319	2,257,725	1,618,700	1,097,663
Net unrealized appreciation on unaffiliated investments	59,972	15,006	33,686	47,131
Net unrealized appreciation (depreciation) on affiliated investments	(36,728)	(22,655)	(13,655)	(6,935)

Investments at value	4,459,840	4,398,207	3,474,498	3,227,162
Cash	170,610	172,428	311,733	—
Receivable for Fund shares sold	—	—	196	303
Receivable from investment adviser (Note 5)	19,070	19,368	18,922	18,708
Receivable for securities sold	—	—	—	47,196
Dividends receivable	1,427	1,598	1,381	1,517
Dividends receivable from affiliates	1,115	1,006	739	490
Tax reclaims receivable	518	880	532	565
Prepaid expenses (Note 6)	1	2	2	1

TOTAL ASSETS	4,652,581	4,593,489	3,808,003	3,295,942

LIABILITIES
Payable for securities purchased	1,172	1,058	777	515
Payable to custodian bank (Note 7)	—	—	—	51,010
Deferred Trustees’ fees (Note 5)	6,253	6,253	6,239	6,232
Administrative fees payable (Note 5)	167	165	136	123
Accrued expenses	44,698	46,195	44,316	44,431

TOTAL LIABILITIES	52,290	53,671	51,468	102,311

NET ASSETS	$4,600,291	$4,539,818	$3,756,535	$3,193,631

NET ASSETS CONSIST OF:
Paid-in capital	$4,559,658	$4,539,943	$3,709,968	$3,128,860
Accumulated earnings (loss)	40,633	(125)	46,567	64,771

NET ASSETS	$4,600,291	$4,539,818	$3,756,535	$3,193,631

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,600,291	$4,539,818	$3,756,535	$3,193,631

Shares of beneficial interest	455,035	455,228	367,727	307,395

Net asset value, offering and redemption price per share	$10.11	$9.97	$10.22	$10.39

See accompanying notes to financial statements.

77  |

Statements of Assets and Liabilities (continued)

January 31, 2019

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$2,900,428	$2,310,383	$1,952,148	$1,764,255	$1,892,526	$1,983,254
997,781	678,087	406,773	376,828	364,283	343,364
32,529	34,117	59,867	47,041	46,327	61,695
(2,565)	(253)	2,023	3,582	3,186	2,865

3,928,173	3,022,334	2,420,811	2,191,706	2,306,322	2,391,178
198,334	333,196	126,034	330,545	336,178	126,800
738	306	187	54	168	336
18,624	18,659	18,483	18,468	18,479	18,504
2,095	4,580	—	—	1,826	—
2,063	1,806	1,347	1,215	1,269	1,362
361	214	107	60	102	101
764	635	548	506	490	531
1	1	2	2	2	2

4,151,153	3,381,731	2,567,519	2,542,556	2,664,836	2,538,814

379	225	112	63	57	56
—	—	—	—	—	—
6,235	6,233	6,224	6,224	6,224	6,224
144	120	90	90	93	90
45,182	44,957	44,061	44,047	44,149	44,137

51,940	51,535	50,487	50,424	50,523	50,507

$4,099,213	$3,330,196	$2,517,032	$2,492,132	$2,614,313	$2,488,307

$4,033,471	$3,252,731	$2,433,015	$2,409,866	$2,531,784	$2,402,357
65,742	77,465	84,017	82,266	82,529	85,950

$4,099,213	$3,330,196	$2,517,032	$2,492,132	$2,614,313	$2,488,307

$4,099,213	$3,330,196	$2,517,032	$2,492,132	$2,614,313	$2,488,307

391,721	319,435	242,413	239,393	250,703	239,346

$10.46	$10.43	$10.38	$10.41	$10.43	$10.40

See accompanying notes to financial statements.

|  78

Statements of Operations

For the Year Ended January 31, 2019

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$39,358	$46,004	$40,561	$41,857
Dividends from affiliated investments	72,427	63,126	41,533	27,107
Interest	540	494	530	498
Less net foreign taxes withheld	(1,972)	(2,368)	(2,115)	(2,099)

	110,353	107,256	80,509	67,363

Expenses
Management fees (Note 5)	43,035	44,707	35,627	32,773
Administrative fees (Note 5)	1,985	1,997	1,541	1,374
Trustees’ fees and expenses (Note 5)	14,293	14,293	14,269	14,260
Transfer agent fees and expenses	1,009	1,015	1,015	1,024
Audit and tax services fees	32,910	32,910	32,910	32,910
Custodian fees and expenses	28,070	30,494	27,477	27,377
Legal fees	4,916	4,995	3,798	3,269
Registration fees	32,836	32,836	32,836	32,836
Shareholder reporting expenses	5,526	5,797	4,133	3,432
Miscellaneous expenses (Note 6)	17,375	17,377	17,347	17,343

Total expenses	181,955	186,421	170,953	166,598
Less waiver and/or expense reimbursement (Note 5)	(166,185)	(169,151)	(156,227)	(151,620)

Net expenses	15,770	17,270	14,726	14,978

Net investment income	94,583	89,986	65,783	52,385

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	229,785	333,776	255,856	249,716
Affiliated investments	(3,091)	(7,863)	(2,987)	(3,885)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(369,474)	(493,375)	(408,824)	(394,359)
Affiliated investments	(10,394)	917	1,300	2,588

Net realized and unrealized loss on investments	(153,174)	(166,545)	(154,655)	(145,940)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,591)	$(76,559)	$(88,872)	$(93,555)

See accompanying notes to financial statements.

79  |

Statements of Operations (continued)

For the Year Ended January 31, 2019

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$50,115	$51,102	$41,966	$42,663	$42,958	$43,358
19,808	12,805	6,694	5,686	5,104	5,108
612	582	445	532	512	453
(2,251)	(2,479)	(2,173)	(2,236)	(2,213)	(2,235)

68,284	62,010	46,932	46,645	46,361	46,684

36,097	34,582	27,850	28,132	28,173	28,162
1,474	1,379	1,087	1,091	1,094	1,091
14,265	14,260	14,242	14,242	14,242	14,243
1,039	1,014	1,029	1,022	1,047	1,026
32,910	32,910	32,910	32,910	32,910	32,910
28,730	28,337	27,148	26,724	27,281	27,286
3,350	3,327	2,753	2,694	2,715	2,760
32,836	32,836	32,836	32,836	32,836	32,836
3,603	3,426	2,692	2,507	2,705	2,568
17,342	17,339	17,319	17,319	17,326	17,317

171,646	169,410	159,866	159,477	160,329	160,199
(154,204)	(151,829)	(145,519)	(144,822)	(145,637)	(145,548)

17,442	17,581	14,347	14,655	14,692	14,651

50,842	44,429	32,585	31,990	31,669	32,033

298,223	315,227	248,118	257,254	262,570	254,620
(3,290)	(3,165)	(1,961)	(2,479)	(2,042)	(2,014)

(464,313)	(500,927)	(396,970)	(418,044)	(420,547)	(408,041)
4,453	3,967	4,754	5,411	5,085	4,836

(164,927)	(184,898)	(146,059)	(157,858)	(154,934)	(150,599)

$(114,085)	$(140,469)	$(113,474)	$(125,868)	$(123,265)	$(118,566)

See accompanying notes to financial statements.

|  80

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund			Natixis Sustainable Future 2020 Fund			Natixis Sustainable Future 2025 Fund
	Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$94,583	$58,305		$89,986	$55,318		$65,783	$38,634
Net realized gain on investments	226,694	74,341		325,913	77,053		252,869	52,228
Net change in unrealized appreciation (depreciation) on investments	(379,868)	403,112		(492,458)	484,809		(407,524)	427,555

Net increase (decrease) in net assets resulting from operations	(58,591)	535,758		(76,559)	617,180		(88,872)	518,417

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(355,507)	(82,720	)(b)	(465,438)	(77,000	)(b)	(329,260)	(55,410	)(b)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	478,631	4,082,720		464,635	4,077,000		656,250	3,055,410

Net increase (decrease) in net assets	64,533	4,535,758		(77,362)	4,617,180		238,118	3,518,417
NET ASSETS
Beginning of the year	4,535,758	—		4,617,180	—		3,518,417	—

End of the year	$4,600,291	$4,535,758		$4,539,818	$4,617,180		$3,756,535	$3,518,417

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.
(b)	See Note 2d of Notes to Financial Statements.

See accompanying notes to financial statements.

81  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund			Natixis Sustainable Future 2035 Fund			Natixis Sustainable Future 2040 Fund
	Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$52,385	$30,498		$50,842	$28,487		$44,429	$26,463
Net realized gain on investments	245,831	35,174		294,933	34,253		312,062	38,230
Net change in unrealized appreciation (depreciation) on investments	(391,771)	431,967		(459,860)	489,824		(496,960)	530,824

Net increase (decrease) in net assets resulting from operations	(93,555)	497,639		(114,085)	552,564		(140,469)	595,517

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(294,955)	(46,050	)(b)	(329,317)	(45,112	)(b)	(336,300)	(42,975	)(b)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	548,767	2,581,785		1,430,894	2,604,269		711,448	2,542,975

Net increase in net assets	160,257	3,033,374		987,492	3,111,721		234,679	3,095,517
NET ASSETS
Beginning of the year	3,033,374	—		3,111,721	—		3,095,517	—

End of the year	$3,193,631	$3,033,374		$4,099,213	$3,111,721		$3,330,196	$3,095,517

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.
(b)	See Note 2d of Notes to Financial Statements.

See accompanying notes to financial statements.

|  82

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund			Natixis Sustainable Future 2050 Fund			Natixis Sustainable Future 2055 Fund
	Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)		Year Ended January 31, 2019	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$32,585	$19,909		$31,990	$19,182		$31,669	$19,190
Net realized gain on investments	246,157	28,779		254,775	31,247		260,528	29,495
Net change in unrealized appreciation (depreciation) on investments	(392,216)	454,106		(412,633)	463,256		(415,462)	464,975

Net increase (decrease) in net assets resulting from operations	(113,474)	502,794		(125,868)	513,685		(123,265)	513,660

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(271,505)	(35,490	)(b)	(272,323)	(34,920	)(b)	(274,462)	(35,097	)(b)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	333,717	2,100,990		376,638	2,034,920		478,224	2,055,253

Net increase (decrease) in net assets	(51,262)	2,568,294		(21,553)	2,513,685		80,497	2,533,816
NET ASSETS
Beginning of the year	2,568,294	—		2,513,685	—		2,533,816	—

End of the year	$2,517,032	$2,568,294		$2,492,132	$2,513,685		$2,614,313	$2,533,816

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.
(b)	See Note 2d of Notes to Financial Statements.

See accompanying notes to financial statements.

83  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Year Ended January 31, 2019	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$32,033	$19,262
Net realized gain on investments	252,606	29,110
Net change in unrealized appreciation (depreciation) on investments	(403,205)	467,765

Net increase (decrease) in net assets resulting from operations	(118,566)	516,137

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(278,299)	(35,016	)(b)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	309,763	2,094,288

Net increase (decrease) in net assets	(87,102)	2,575,409
NET ASSETS
Beginning of the year	2,575,409	—

End of the year	$2,488,307	$2,575,409

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.
(b)	See Note 2d of Notes to Financial Statements.

See accompanying notes to financial statements.

|  84

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.15
Net realized and unrealized gain (loss)	(0.41)		1.19

Total from Investment Operations	(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.16)
Net realized capital gains	(0.61)		(0.05)

Total Distributions	(0.84)		(0.21)

Net asset value, end of the period	$10.11		$11.13

Total return(b)	(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,600		$4,536
Net expenses(d)	0.35	%(e)	0.38	%(f)(g)
Gross expenses	4.04	%(e)	3.57	%(f)(g)
Net investment income	2.10%		1.49	%(f)
Portfolio turnover rate	41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.14
Net realized and unrealized gain (loss)	(0.46)		1.39

Total from Investment Operations	(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.15)
Net realized capital gains	(0.90)		(0.04)

Total Distributions	(1.13)		(0.19)

Net asset value, end of the period	$9.97		$11.34

Total return(b)	(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,540		$4,617
Net expenses(d)	0.38	%(e)	0.41	%(f)(g)
Gross expenses	4.10	%(e)	3.58	%(f)(g)
Net investment income	1.98%		1.40	%(f)
Portfolio turnover rate	65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  86

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.13
Net realized and unrealized gain (loss)	(0.54)		1.59

Total from Investment Operations	(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.14)
Net realized capital gains	(0.79)		(0.04)

Total Distributions	(0.99)		(0.18)

Net asset value, end of the period	$10.22		$11.54

Total return(b)	(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,757		$3,518
Net expenses(d)	0.42	%(e)	0.45	%(f)(g)
Gross expenses	4.88	%(e)	4.41	%(f)(g)
Net investment income	1.88%		1.30	%(f)
Portfolio turnover rate	59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

87  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.12
Net realized and unrealized gain (loss)	(0.60)		1.86

Total from Investment Operations	(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.14)
Net realized capital gains	(0.81)		(0.05)

Total Distributions	(0.99)		(0.19)

Net asset value, end of the period	$10.39		$11.79

Total return(b)	(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,194		$3,033
Net expenses(d)	0.48	%(e)	0.50	%(f)(g)
Gross expenses	5.34	%(e)	5.04	%(f)(g)
Net investment income	1.68%		1.22	%(f)
Portfolio turnover rate	65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  88

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.11
Net realized and unrealized gain (loss)	(0.67)		2.08

Total from Investment Operations	(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.13)
Net realized capital gains	(0.88)		(0.05)

Total Distributions	(1.05)		(0.18)

Net asset value, end of the period	$10.46		$12.01

Total return(b)	(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,099		$3,112
Net expenses(d)	0.52	%(e)	0.55	%(f)(g)
Gross expenses	5.12	%(e)	5.03	%(f)(g)
Net investment income	1.52%		1.13	%(f)
Portfolio turnover rate	74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

89  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.11
Net realized and unrealized gain (loss)	(0.75)		2.26

Total from Investment Operations	(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.12)
Net realized capital gains	(1.02)		(0.05)

Total Distributions	(1.18)		(0.17)

Net asset value, end of the period	$10.43		$12.20

Total return(b)	(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,330		$3,096
Net expenses(d)	0.56	%(e)	0.59	%(f)(g)
Gross expenses	5.40	%(e)	5.04	%(f)(g)
Net investment income	1.42%		1.04	%(f)
Portfolio turnover rate	90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  90

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.10
Net realized and unrealized gain (loss)	(0.81)		2.39

Total from Investment Operations	(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.12)
Net realized capital gains	(1.11)		(0.06)

Total Distributions	(1.27)		(0.18)

Net asset value, end of the period	$10.38		$12.31

Total return(b)	(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,517		$2,568
Net expenses(d)	0.58	%(e)	0.61	%(f)(g)
Gross expenses	6.46	%(e)	5.97	%(f)(g)
Net investment income	1.32%		0.97	%(f)
Portfolio turnover rate	77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.10
Net realized and unrealized gain (loss)	(0.84)		2.45

Total from Investment Operations	(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.11)
Net realized capital gains	(1.12)		(0.06)

Total Distributions	(1.28)		(0.17)

Net asset value, end of the period	$10.41		$12.38

Total return(b)	(4.82)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,492		$2,514
Net expenses(d)	0.59	%(e)	0.62	%(f)(g)
Gross expenses	6.42	%(e)	6.00	%(f)(g)
Net investment income	1.29%		0.94	%(f)
Portfolio turnover rate	83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  92

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.10
Net realized and unrealized gain (loss)	(0.83)		2.45

Total from Investment Operations	(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.11)
Net realized capital gains	(1.11)		(0.06)

Total Distributions	(1.27)		(0.17)

Net asset value, end of the period	$10.43		$12.38

Total return(b)	(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,614		$2,534
Net expenses(d)	0.59	%(e)	0.62	%(f)(g)
Gross expenses	6.44	%(e)	5.98	%(f)(g)
Net investment income	1.27%		0.94	%(f)
Portfolio turnover rate	85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

93  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.10
Net realized and unrealized gain (loss)	(0.82)		2.45

Total from Investment Operations	(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.11)
Net realized capital gains	(1.15)		(0.06)

Total Distributions	(1.31)		(0.17)

Net asset value, end of the period	$10.40		$12.38

Total return(b)	(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,488		$2,575
Net expenses(d)	0.59	%(e)	0.62	%(f)(g)
Gross expenses	6.45	%(e)	5.97	%(f)(g)
Net investment income	1.29%		0.94	%(f)
Portfolio turnover rate	80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  94

Notes to Financial Statements

January 31, 2019

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares.

Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other

95  |

Notes to Financial Statements (continued)

January 31, 2019

investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  New Disclosure Requirements.  In accordance with new reporting requirements pursuant to Regulation S-X of the Securities and Exchange Commission, presentation of certain amounts on the Statements of Changes in Net Assets for the period ended January 31, 2018 have been conformed to the new disclosure requirements. Where the prior disclosure of Distributions to Shareholders separately stated distributions from net investment income and from net realized capital gains for each share class of the Fund, they are now combined into a single line item for each respective share class. In addition, disclosure of Distributions in Excess of Net Investment Income has been removed from the Statements of Changes in Net Assets.

The following is a summary of the previously disclosed amounts, as reported at January 31, 2018:

Natixis Sustainable Future 2015 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(62,520)
Net realized capital gains
Class N	(20,200)

Total distributions	$(82,720)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,231)

|  96

Notes to Financial Statements (continued)

January 31, 2019

Natixis Sustainable Future 2020 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(59,200)
Net realized capital gains
Class N	(17,800)

Total distributions	$(77,000)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,231)

Natixis Sustainable Future 2025 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(42,630)
Net realized capital gains
Class N	(12,780)

Total distributions	$(55,410)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,226)

Natixis Sustainable Future 2030 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(34,259)
Net realized capital gains
Class N	(11,791)

Total distributions	$(46,050)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,223)

Natixis Sustainable Future 2035 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(32,132)
Net realized capital gains
Class N	(12,980)

Total distributions	$(45,112)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,223)

Natixis Sustainable Future 2040 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(29,900)
Net realized capital gains
Class N	(13,075)

Total distributions	$(42,975)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,223)

Natixis Sustainable Future 2045 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(23,674)
Net realized capital gains
Class N	(11,816)

Total distributions	$(35,490)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,221)

97  |

Notes to Financial Statements (continued)

January 31, 2019

Natixis Sustainable Future 2050 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(22,880)
Net realized capital gains
Class N	(12,040)

Total distributions	$(34,920)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,221)

Natixis Sustainable Future 2055 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(22,901)
Net realized capital gains
Class N	(12,196)

Total distributions	$(35,097)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,221)

Natixis Sustainable Future 2060 Fund

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	$(23,001)
Net realized capital gains
Class N	(12,015)

Total distributions	$(35,016)

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(3,221)

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior year remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Amounts of income and capital gain available to

|  98

Notes to Financial Statements (continued)

January 31, 2019

be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2019 and period ended January 31, 2018 were as follows:

	2019 Distributions Paid From:			2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$160,754	$194,753	$355,507	$82,520	$200	$82,720
Sustainable Future 2020 Fund	166,032	299,406	465,438	76,766	234	77,000
Sustainable Future 2025 Fund	116,622	212,638	329,260	55,230	180	55,410
Sustainable Future 2030 Fund	87,034	207,921	294,955	45,873	177	46,050
Sustainable Future 2035 Fund	84,598	244,719	329,317	44,916	196	45,112
Sustainable Future 2040 Fund	81,843	254,457	336,300	42,750	225	42,975
Sustainable Future 2045 Fund	60,325	211,180	271,505	35,305	185	35,490
Sustainable Future 2050 Fund	60,040	212,283	272,323	34,740	180	34,920
Sustainable Future 2055 Fund	59,287	215,175	274,462	34,916	181	35,097
Sustainable Future 2060 Fund	59,596	218,703	278,299	34,831	185	35,016

For the period ended January 31, 2018, differences between these amounts and amounts disclosed in Note 2d of the Notes to Financial Statements are primarily attributable to different book and tax treatment for short-term capital gains.

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed long-term capital gains	32,256	32,344	45,883	39,689	52,650

Total undistributed earnings	32,256	32,344	45,883	39,689	52,650

Late-year ordinary and post-October capital loss deferrals*	(3,263)	(5,661)	(4,808)	(2,921)	(3,515)

Unrealized appreciation (depreciation)	17,893	(20,555)	11,731	34,235	22,842

Total accumulated earnings	$46,886	$6,128	$52,806	$71,003	$71,977

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed long-term capital gains	69,644	34,254	51,574	50,541	34,022

Total undistributed earnings	69,644	34,254	51,574	50,541	34,022

Late-year ordinary and post-October capital loss deferrals*	(3,191)	(2,397)	(6,561)	(4,105)	(3,332)

Unrealized appreciation (depreciation)	17,244	58,385	43,478	42,318	61,484

Total accumulated earnings	$83,697	$90,242	$88,491	$88,754	$92,174

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Funds are deferring capital losses.

99  |

Notes to Financial Statements (continued)

January 31, 2019

As of January 31, 2019, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,441,947	$4,418,762	$3,462,767	$3,192,927	$3,905,331

Gross tax appreciation	$125,169	$101,074	$95,698	$116,037	$126,985
Gross tax depreciation	(107,276)	(121,629)	(83,967)	(81,802)	(104,143)

Net tax appreciation (depreciation)	$17,893	$(20,555)	$11,731	$34,235	$22,842

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$3,005,090	$2,362,426	$2,148,228	$2,264,004	$2,329,694

Gross tax appreciation	$100,176	$129,170	$108,716	$110,916	$132,379
Gross tax depreciation	(82,932)	(70,785)	(65,238)	(68,598)	(70,895)

Net tax appreciation	$17,244	$58,385	$43,478	$42,318	$61,484

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,489,245	$—	$—	$1,489,245
Exchange-Traded Funds	397,004	—	—	397,004
Affiliated Mutual Funds	2,573,591	—	—	2,573,591

Total	$4,459,840	$—	$—	$4,459,840

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

January 31, 2019

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,682,730	$—	$—	$1,682,730
Exchange-Traded Funds	480,407	—	—	480,407
Affiliated Mutual Funds	2,235,070	—	—	2,235,070

Total	$4,398,207	$—	$—	$4,398,207

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,416,121	$—	$—	$1,416,121
Exchange-Traded Funds	453,332	—	—	453,332
Affiliated Mutual Funds	1,605,045	—	—	1,605,045

Total	$3,474,498	$—	$—	$3,474,498

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,637,886	$—	$—	$1,637,886
Exchange-Traded Funds	498,548	—	—	498,548
Affiliated Mutual Funds	1,090,728	—	—	1,090,728

Total	$3,227,162	$—	$—	$3,227,162

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,283,244	$—	$—	$2,283,244
Exchange-Traded Funds	649,713	—	—	649,713
Affiliated Mutual Funds	995,216	—	—	995,216

Total	$3,928,173	$—	$—	$3,928,173

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

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Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,780,493	$—	$—	$1,780,493
Exchange-Traded Funds	564,007	—	—	564,007
Affiliated Mutual Funds	677,834	—	—	677,834

Total	$3,022,334	$—	$—	$3,022,334

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,530,884	$—	$—	$1,530,884
Exchange-Traded Funds	481,131	—	—	481,131
Affiliated Mutual Funds	408,796	—	—	408,796

Total	$2,420,811	$—	$—	$2,420,811

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,331,631	$—	$—	$1,331,631
Exchange-Traded Funds	479,665	—	—	479,665
Affiliated Mutual Funds	380,410	—	—	380,410

Total	$2,191,706	$—	$—	$2,191,706

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,425,258	$—	$—	$1,425,258
Exchange-Traded Funds	513,595	—	—	513,595
Affiliated Mutual Funds	367,469	—	—	367,469

Total	$2,306,322	$—	$—	$2,306,322

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

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Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,517,305	$—	$—	$1,517,305
Exchange-Traded Funds	527,644	—	—	527,644
Affiliated Mutual Funds	346,229	—	—	346,229

Total	$2,391,178	$—	$—	$2,391,178

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Sustainable Future 2015 Fund	$1,971,037	$1,799,793
Sustainable Future 2020 Fund	2,918,714	2,868,613
Sustainable Future 2025 Fund	2,190,029	2,003,886
Sustainable Future 2030 Fund	2,360,952	1,953,831
Sustainable Future 2035 Fund	3,453,381	2,378,414
Sustainable Future 2040 Fund	2,886,434	2,695,567
Sustainable Future 2045 Fund	1,927,581	1,847,631
Sustainable Future 2050 Fund	1,975,170	2,073,691
Sustainable Future 2055 Fund	2,040,666	2,028,160
Sustainable Future 2060 Fund	1,963,783	1,915,440

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund through its Active Index Advisers (“AIA”) Division. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Ostrum Asset Management U.S., LLC (“Ostrum US”) (formerly, Natixis Asset Management U.S., LLC) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Ostrum US is a subsidiary of Ostrum Asset Management, which is in turn a subsidiary of Natixis Investment Managers.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

Effective October 17, 2018, the aggregate advisory fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (vi) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable to Ostrum US as sub-adviser; and (vii) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisers; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Prior to October 17, 2018, the aggregate advisory fee to be paid by each Fund was equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, payable to Natixis Advisors as adviser; (ii) 0.50% of the average daily net

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January 31, 2019

assets of the Mirova Global Sustainable Equity Segment; (iii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable to Ostrum US as sub-adviser; and (iv) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable to Wilshire as sub-adviser.

Payments to Natixis Advisors are reduced by the amount of payments to the sub-advisers.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the year ended January 31, 2019, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Sustainable Future 2015 Fund	$43,035	$602	$245	$42,188	0.96%	0.94%
Sustainable Future 2020 Fund	44,707	679	300	43,728	0.98%	0.96%
Sustainable Future 2025 Fund	35,627	575	292	34,760	1.02%	0.99%
Sustainable Future 2030 Fund	32,773	622	305	31,846	1.05%	1.02%
Sustainable Future 2035 Fund	36,097	758	388	34,951	1.08%	1.04%
Sustainable Future 2040 Fund	34,582	770	381	33,431	1.10%	1.06%
Sustainable Future 2045 Fund	27,850	562	301	26,987	1.13%	1.09%
Sustainable Future 2050 Fund	28,132	581	334	27,217	1.13%	1.10%
Sustainable Future 2055 Fund	28,173	578	339	27,256	1.13%	1.09%
Sustainable Future 2060 Fund	28,162	571	334	27,257	1.13%	1.10%

[1]	Management fee waiver is subject to possible recovery until January 31, 2020.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreements described above.

For the year ended January 31, 2019, expenses have been reimbursed as follows:

Fund	Reimbursement[3]
Sustainable Future 2015 Fund	$165,323
Sustainable Future 2020 Fund	168,157
Sustainable Future 2025 Fund	155,348
Sustainable Future 2030 Fund	150,682
Sustainable Future 2035 Fund	153,045
Sustainable Future 2040 Fund	150,667
Sustainable Future 2045 Fund	144,648
Sustainable Future 2050 Fund	143,899
Sustainable Future 2055 Fund	144,712
Sustainable Future 2060 Fund	144,635

[3]	Contractual expense reimbursements are subject to possible recovery until January 31, 2020.

No expenses were recovered during the year ended January 31, 2019 under the terms of the expense limitation agreements.

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b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2018, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which was reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative fee contract, as noted above.

For the year ended January 31, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Voluntary Waiver of Administrative Fees	Net Administrative Fees
Sustainable Future 2015 Fund	$1,985	$15	$1,970
Sustainable Future 2020 Fund	1,997	15	1,982
Sustainable Future 2025 Fund	1,541	12	1,529
Sustainable Future 2030 Fund	1,374	11	1,363
Sustainable Future 2035 Fund	1,474	13	1,461
Sustainable Future 2040 Fund	1,379	11	1,368
Sustainable Future 2045 Fund	1,087	8	1,079
Sustainable Future 2050 Fund	1,091	8	1,083
Sustainable Future 2055 Fund	1,094	8	1,086
Sustainable Future 2060 Fund	1,091	8	1,083

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

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A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of January 31, 2019, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Sustainable Future 2015 Fund	97.36%
Sustainable Future 2020 Fund	100.00%
Sustainable Future 2025 Fund	91.34%
Sustainable Future 2030 Fund	91.05%
Sustainable Future 2035 Fund	71.64%
Sustainable Future 2040 Fund	89.13%
Sustainable Future 2045 Fund	94.76%
Sustainable Future 2050 Fund	95.97%
Sustainable Future 2055 Fund	91.50%
Sustainable Future 2060 Fund	96.35%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2019, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$499,647	$85,740	$16,246	$(458)	$(11,952)	$556,731	$14,684
Loomis Sayles Limited Term Government and Agency Fund, Class N	547,188	47,547	41,407	(678)	198	552,848	13,011
Mirova Global Green Bond Fund, Class N	1,268,715	132,064	96,897	(1,955)	(2,396)	1,299,531	44,732
Mirova International Sustainable Equity Fund, Class N	—	160,725	—	—	3,756	164,481	—

	$2,315,550	$426,076	$154,550	$(3,091)	$(10,394)	$2,573,591	$72,427

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$276,604	$115,833	$66,359	$(1,145)	$(5,192)	$319,741	$8,095
Loomis Sayles Limited Term Government and Agency Fund, Class N	508,960	133,376	143,446	(2,605)	2,186	498,471	11,994
Mirova Global Green Bond Fund, Class N	1,241,390	343,577	348,172	(4,113)	(289)	1,232,393	43,037
Mirova International Sustainable Equity Fund, Class N	—	180,253	—	—	4,212	184,465	—

	$2,026,954	$773,039	$557,977	$(7,863)	$917	$2,235,070	$63,126

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$177,609	$39,809	$19,746	$(765)	$(3,508)	$193,399	$5,223
Loomis Sayles Limited Term Government and Agency Fund, Class N	320,923	76,198	32,330	(530)	716	364,977	7,827
Mirova Global Green Bond Fund, Class N	779,566	162,226	88,824	(1,692)	(378)	850,898	28,483
Mirova International Sustainable Equity Fund, Class N	—	191,301	—	—	4,470	195,771	—

	$1,278,098	$469,534	$140,900	$(2,987)	$1,300	$1,605,045	$41,533

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$154,804	$53,281	$37,465	$(1,482)	$(2,662)	$166,476	$4,712
Loomis Sayles Limited Term Government and Agency Fund, Class N	185,965	78,803	31,499	(398)	623	233,494	4,824
Mirova Global Green Bond Fund, Class N	462,498	152,936	114,124	(2,249)	256	499,317	17,571
Mirova International Sustainable Equity Fund, Class N	—	197,492	10,666	244	4,371	191,441	—

	$803,267	$482,512	$193,754	$(3,885)	$2,588	$1,090,728	$27,107

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$127,462	$72,084	$33,498	$(1,354)	$(2,209)	$162,485	$4,135
Loomis Sayles Limited Term Government and Agency Fund, Class N	127,580	68,799	14,976	(214)	354	181,543	3,435
Mirova Global Green Bond Fund, Class N	317,400	154,421	84,488	(1,765)	248	385,816	12,238
Mirova International Sustainable Equity Fund, Class N	—	261,171	1,902	43	6,060	265,372	—

	$572,442	$556,475	$134,864	$(3,290)	$4,453	$995,216	$19,808

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$128,974	$34,360	$55,371	$(2,345)	$(1,700)	$103,918	$3,784
Loomis Sayles Limited Term Government and Agency Fund, Class N	64,759	59,663	4,164	(83)	231	120,406	1,743
Mirova Global Green Bond Fund, Class N	193,027	53,306	37,456	(737)	(171)	207,969	7,278
Mirova International Sustainable Equity Fund, Class N	—	239,934	—	—	5,607	245,541	—

	$386,760	$387,263	$96,991	$(3,165)	$3,967	$677,834	$12,805

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,414	$29,574	$30,984	$(1,310)	$(47)	$51,647	$1,525
Loomis Sayles Limited Term Government and Agency Fund, Class N	54,464	8,587	11,717	(168)	124	51,290	1,305
Mirova Global Green Bond Fund, Class N	108,379	19,007	23,630	(483)	52	103,325	3,864
Mirova International Sustainable Equity Fund, Class N	—	197,909	—	—	4,625	202,534	—

	$217,257	$255,077	$66,331	$(1,961)	$4,754	$408,796	$6,694

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,424	$28,001	$39,690	$(1,732)	$(26)	$41,977	$1,707
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,829	9,182	9,191	(133)	119	27,806	681
Mirova Global Green Bond Fund, Class N	82,949	29,010	27,508	(614)	143	83,980	3,298
Mirova International Sustainable Equity Fund, Class N	—	221,472	—	—	5,175	226,647	—

	$166,202	$287,665	$76,389	$(2,479)	$5,411	$380,410	$5,686

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,314	$24,331	$36,042	$(1,511)	$8	$41,100	$1,538
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,190	7,075	7,077	(117)	92	27,163	657
Mirova Global Green Bond Fund, Class N	81,143	22,102	21,361	(414)	91	81,561	2,909
Mirova International Sustainable Equity Fund, Class N	—	212,751	—	—	4,894	217,645	—

	$162,647	$266,259	$64,480	$(2,042)	$5,085	$367,469	$5,104

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,760	$19,965	$35,006	$(1,477)	$(37)	$38,205	$1534
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,413	4,921	7,004	(106)	82	25,306	656
Mirova Global Green Bond Fund, Class N	81,809	15,795	20,820	(431)	81	76,434	2,918
Mirova International Sustainable Equity Fund, Class N	—	201,574	—	—	4,710	206,284	—

	$163,982	$242,255	$62,830	$(2,014)	$4,836	$346,229	$5,108

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

109  |

Notes to Financial Statements (continued)

January 31, 2019

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able to borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended January 31, 2019, none of the Funds had borrowings under these agreements.

7.  Payable to Custodian Bank.  The Fund’s custodian bank, State Street Bank, provides overdraft protection to the Fund in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At January 31, 2019, the Sustainable Future 2030 Fund had a payable of $51,010 to the custodian bank for an overdraft due to redemption activity.

8.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Sustainable Future 2025 Fund	1	8.66%	91.34%	100.00%
Sustainable Future 2030 Fund	1	5.37%	91.05%	96.42%
Sustainable Future 2035 Fund	2	25.79%	71.64%	97.43%
Sustainable Future 2040 Fund	1	10.67%	89.13%	99.80%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

January 31, 2019

9.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	11,239	$123,377	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	36,204	355,507	7,617	82,720
Redeemed	(25)	(253)	—	—

Net change	47,418	$478,631	407,617	$4,082,720

Increase (decrease) from capital share transactions	47,418	$478,631	407,617	$4,082,720

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2020 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	80,140	$897,561	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	48,240	465,438	6,987	77,000
Redeemed	(80,139)	(898,364)	—	—

Net change	48,241	$464,635	406,987	$4,077,000

Increase (decrease) from capital share transactions	48,241	$464,635	406,987	$4,077,000

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2025 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	33,707	$375,438	300,000	$3,000,000
Issued in connection with the reinvestment of distributions	33,477	329,260	4,970	55,410
Redeemed	(4,427)	(48,448)	—	—

Net change	62,757	$656,250	304,970	$3,055,410

Increase (decrease) from capital share transactions	62,757	$656,250	304,970	$3,055,410

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2030 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	40,422	$461,607	253,127	$2,535,735
Issued in connection with the reinvestment of distributions	29,897	294,955	4,065	46,050
Redeemed	(20,116)	(207,795)	—	—

Net change	50,203	$548,767	257,192	$2,581,785

Increase (decrease) from capital share transactions	50,203	$548,767	257,192	$2,581,785

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

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Notes to Financial Statements (continued)

January 31, 2019

9.  Capital Shares (continued).

Sustainable Future 2035 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	99,654	$1,105,288	255,121	$2,559,157
Issued in connection with the reinvestment of distributions	33,354	329,317	3,926	45,112
Redeemed	(334)	(3,711)	—	—

Net change	132,674	$1,430,894	259,047	$2,604,269

Increase (decrease) from capital share transactions	132,674	$1,430,894	259,047	$2,604,269

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2040 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	31,525	$375,855	250,000	$2,500,000
Issued in connection with the reinvestment of distributions	34,281	336,300	3,698	42,975
Redeemed	(69)	(707)	—	—

Net change	65,737	$711,448	253,698	$2,542,975

Increase (decrease) from capital share transactions	65,737	$711,448	253,698	$2,542,975

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2045 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	6,198	$65,694	205,579	$2,065,500
Issued in connection with the reinvestment of distributions	27,912	271,505	3,036	35,490
Redeemed	(312)	(3,482)	—	—

Net change	33,798	$333,717	208,615	$2,100,990

Increase (decrease) from capital share transactions	33,798	$333,717	208,615	$2,100,990

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2050 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	11,905	$140,674	200,001	$2,000,000
Issued in connection with the reinvestment of distributions	27,841	272,323	2,974	34,920
Redeemed	(3,328)	(36,359)	—	—

Net change	36,418	$376,638	202,975	$2,034,920

Increase (decrease) from capital share transactions	36,418	$376,638	202,975	$2,034,920

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

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Notes to Financial Statements (continued)

January 31, 2019

9.  Capital Shares (continued).

Sustainable Future 2055 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	18,075	$205,303	202,063	$2,024,247
Issued in connection with the reinvestment of distributions	28,069	274,463	2,990	35,097
Redeemed	(147)	(1,542)	(347)	(4,091)

Net change	45,997	$478,224	204,706	$2,055,253

Increase (decrease) from capital share transactions	45,997	$478,224	204,706	$2,055,253

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2060 Fund

	Year Ended January 31, 2019		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	2,705	$31,558	205,877	$2,069,219
Issued in connection with the reinvestment of distributions	28,638	278,298	2,983	35,016
Redeemed	(8)	(93)	(849)	(9,947)

Net change	31,335	$309,763	208,011	$2,094,288

Increase (decrease) from capital share transactions	31,335	$309,763	208,011	$2,094,288

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

10.  Subsequent Event.  Effective March 29, 2019, the Funds’ investment sub-adviser, Ostrum US (the “Subadviser”), will undergo a corporate restructuring whereby Paris-based Mirova, an affiliate of Ostrum US and a provider of portfolio management services to the Funds, will cease to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees of the Funds voted to approve a new sub-advisory agreement with a new, U.S.-registered investment sub-adviser, Mirova US LLC (“Mirova US”), which is substantially identical to the current sub-advisory agreement with Ostrum US, except for (i) the name of the entity serving as sub-adviser (Mirova US versus Ostrum US); (ii) the effective date; (iii) the termination date (June 30, 2019, to align with that of the current agreement in place between the Funds and Ostrum US); and (iv) the addition of a recital clause to clarify that the new agreement with Mirova US replaces the current agreement with Ostrum US in conjunction with the corporate restructuring of Ostrum US. Accordingly, effective March 29, 2019, Ostrum US will no longer serve as the Subadviser of the Funds.

113  |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund (ten of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2019, the related statements of operations for the year ended January 31, 2019 and the statements of changes in net assets and the financial highlights for the year ended January 31, 2019 and for the period February 28, 2017 (commencement of operations) through January 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets and each of the financial highlights for the year ended January 31, 2019 and for the period February 28, 2017 (commencement of operations) through January 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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2019 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the calendar year ended December 31, 2018, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2018, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	20.30%
Sustainable Future 2020 Fund	22.88%
Sustainable Future 2025 Fund	28.12%
Sustainable Future 2030 Fund	38.77%
Sustainable Future 2035 Fund	46.31%
Sustainable Future 2040 Fund	50.03%
Sustainable Future 2045 Fund	56.59%
Sustainable Future 2050 Fund	57.13%
Sustainable Future 2055 Fund	58.03%
Sustainable Future 2060 Fund	58.66%

Corporate Dividends Received Deduction.  For the year ended January 31, 2019, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	16.99%
Sustainable Future 2020 Fund	19.03%
Sustainable Future 2025 Fund	17.39%
Sustainable Future 2030 Fund	30.26%
Sustainable Future 2035 Fund	37.07%
Sustainable Future 2040 Fund	40.29%
Sustainable Future 2045 Fund	42.89%
Sustainable Future 2050 Fund	43.49%
Sustainable Future 2055 Fund	43.92%
Sustainable Future 2060 Fund	43.89%

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2019.

Fund	Amount
Sustainable Future 2015 Fund	$194,753
Sustainable Future 2020 Fund	299,406
Sustainable Future 2025 Fund	212,638
Sustainable Future 2030 Fund	207,921
Sustainable Future 2035 Fund	244,719
Sustainable Future 2040 Fund	254,457
Sustainable Future 2045 Fund	211,180
Sustainable Future 2050 Fund	212,283
Sustainable Future 2055 Fund	215,175
Sustainable Future 2060 Fund	218,703

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Retired	52 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member and Governance Committee Member	Executive Chairman; formerly, Chief Executive Officer of Bob’s Discount Furniture (retail)	52 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	52 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	52 Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  116

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	52 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	52 Director, Sterling Bancorp (Bank)	Experience on the Board and on the boards of other business organizations; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	52 Director, FutureFuel Corp. (Chemicals and Biofuels)	Experience on the Board and on the boards of other business organizations; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	52 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

117  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	52 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	52 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	52 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	52 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Kirk D. Johnson (1981)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2018	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Vice President and Counsel, Natixis Investment Managers, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

119  |

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Edmond J. English, Richard A. Goglia, Mr. Martin T. Meehan, Mr. Erik R. Sirri and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/17-1/31/18	2/1/18-1/31/19	2/1/17-1/31/18	2/1/18-1/31/19	2/1/17-1/31/18	2/1/18-1/31/19	2/1/17-1/31/18	2/1/18-1/31/19
Natixis Funds Trust IV	$349,597	$317,059	$1,274	$28	$78,003	$78,780	$—	$—

1.	Audit-related fees consist of:

Year-end 1/31/2018 and 1/31/2019– Performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

1/31/2018 – Prospectus Consent

2.	Tax fees consist of:

Year-end 1/31/2018 and 1/31/2019 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 1/31/2018 and 1/31/2019 were $79,277 and $78,808 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, L.P. (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/17-1/31/18	2/1/18-1/31/19	2/1/17-1/31/18	2/1/18-1/31/19	2/1/17-1/31/18	2/1/18-1/31/19
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/17-1/31/18	2/1/18-1/31/19
Control Affiliates	$77,000	$103,185

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 21, 2019